UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: February 28

Registrant is making a filing for 12 of its series:

Wells Fargo Advantage Dow Jones Target Today Fund, Wells Fargo Advantage Dow Jones Target 2010 Fund, Wells Fargo Advantage Dow Jones Target 2015 Fund, Wells Fargo Advantage Dow Jones Target 2020 Fund, Wells Fargo Advantage Dow Jones Target 2025 Fund, Wells Fargo Advantage Dow Jones Target 2030 Fund, Wells Fargo Advantage Dow Jones Target 2035 Fund, Wells Fargo Advantage Dow Jones Target 2040 Fund, Wells Fargo Advantage Dow Jones Target 2045 Fund, Wells Fargo Advantage Dow Jones Target 2050 Fund, Wells Fargo Advantage Dow Jones Target 2055 Fund, and Wells Fargo Advantage Dow Jones Target 2060 Fund.

Date of reporting period: August 31, 2015

ITEM 1.	REPORT TO STOCKHOLDERS

Wells Fargo Advantage

Dow Jones Target Date FundsSM

Semi-Annual Report

August 31, 2015

■	Wells Fargo Advantage Dow Jones Target Today FundSM

■	Wells Fargo Advantage Dow Jones Target 2010 FundSM

■	Wells Fargo Advantage Dow Jones Target 2015 FundSM

■	Wells Fargo Advantage Dow Jones Target 2020 FundSM

■	Wells Fargo Advantage Dow Jones Target 2025 FundSM

■	Wells Fargo Advantage Dow Jones Target 2030 FundSM

■	Wells Fargo Advantage Dow Jones Target 2035 FundSM

■	Wells Fargo Advantage Dow Jones Target 2040 FundSM

■	Wells Fargo Advantage Dow Jones Target 2045 FundSM

■	Wells Fargo Advantage Dow Jones Target 2050 FundSM

■	Wells Fargo Advantage Dow Jones Target 2055 FundSM

■	Wells Fargo Advantage Dow Jones Target 2060 FundSM

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

*	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https://www.wellsfargoadvantagefunds.com/assets/edocs/regulatory/holdings/diversified-fixed-income-semi.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSR, is also available on the SEC’s website at sec.gov.

**	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https://www.wellsfargoadvantagefunds.com/assets/edocs/regulatory/holdings/diversified-stock-semi.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSR, is also available on the SEC’s website at sec.gov.

Dow Jones® and Dow Jones Global Target Date IndexesSM are service marks of Dow Jones Trademark Holdings LLC (Dow Jones); have been licensed to CME Group Index Services LLC (CME Indexes); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Global Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

The views expressed and any forward-looking statements are as of August 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Funds disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Dow Jones Target Date Funds	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

During the period, investors confronted the likelihood of increasing interest rates in the U.S., concerns about slowing growth in China, protracted negotiations to refinance Greece’s sovereign debt, continued low commodity prices, and global currency volatility.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Dow Jones Target Date Funds for the six-month period that ended August 31, 2015. The Dow Jones Target Date Funds diversify investments across equity, bond, and short-term debt investments. During the period, investors confronted the likelihood of increasing interest rates in the U.S., concerns about slowing growth in China, protracted negotiations to refinance Greece’s sovereign debt, continued low commodity prices, and global currency volatility.

Among investors’ concerns, China was the most persistent.

On the news of improving economic data in the U.S. and several developed eurozone countries, stocks moved higher generally during March and April 2015 with several markets reaching levels that represented multiyear highs. The U.S. Federal Reserve restated its intention to increase the federal funds rate when labor-market conditions improve and inflation returns to 2%. Employment in the U.S. improved and corporate earnings were steady, but declining prices for commodities helped restrain inflation. In Europe, for the first time in five years, all four of the eurozone’s largest economies—France, Germany, Italy, and Spain—recorded gross domestic product growth on an annualized basis during the first and second quarters of 2015.

After April, global equity market trends turned more negative. The contentious negotiations between Greece and its debtors to refinance the country’s sovereign debt concerned investors during May and June. After weeks of stalemated negotiations, the government accepted additional spending reductions in order to secure new loan agreements. Slowing economic growth in China was of increasing concern through the summer. The People’s Bank of China allowed its currency, the renminbi, to depreciate to support exports, staunch the outflow of capital, and advance the government’s efforts to transition to a more market-driven economy. In addition, the bank cut interest rates and reserve requirements in August to spur growth. While these actions unsettled investors globally, their effect on equity investors in China was more pronounced. From the end of April through the end of August, the Hang Seng Index1 declined 22.97%. For the period, stock performance in all 10 U.S. economic sectors comprising the S&P 500 Index2 was negative and the index returned -5.32% overall. As measured by the MSCI Europe, Australasia, Far East (EAFE) Free Index,3 international developed markets stock performance was -6.30%. Emerging markets stock performance was -15.97%, as measured by the MSCI Emerging Markets Index.4

[1]	The Hang Seng Index is a market-capitalization-weighted index of 40 of the largest companies that trade on the Hong Kong Exchange maintained by a subsidiary of Hang Seng Bank. The index aims to capture the leadership of the Hong Kong exchange and covers approximately 65% of its total market capitalization. The Hang Seng members are also classified into one of four sub-indexes based on the main lines of business, including commerce and industry, finance, utilities, and properties. You cannot invest directly in an index.

[2]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[3]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Free Index is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Free Index consists of the following 21 developed markets country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[4]	The Morgan Stanley Capital International (MSCI) Emerging Markets Index is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 23 emerging markets country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	3

Bond investors also encountered volatile conditions.

Volatility roiled fixed-income markets during the period. For example, government bond yields in Germany and France fell to multiyear lows in April. Yields on 30-year German government bonds dipped into negative territory. Conversely, government bond yields in Spain and Italy increased as the Greek debt drama played out. In the U.S., bond investors wondered about the impact of rising interest rates and falling bond values on the ability of bond dealers and buyers to conduct trades consistently. The Barclays U.S. Aggregate Bond Index5 recorded a -0.68% return during the period, while the Barclays Global Aggregate ex-U.S. Dollar Bond Index6 returned -2.69%.

Morningstar noted Dow Jones Target Date Funds’ performance during volatile times.

Morningstar noted Dow Jones Target Date Funds’ performance during recent volatility in a September 1, 2015, article titled “Staying on Target for Retirees?”, Morningstar Incorporated commented, “The Wells Fargo Advantage Dow Jones Target series has held up better than all peers. Wells Fargo Advantage Dow Jones Target Today (STWRX) fell just 1.2% for the month through Aug. 25, 2015, and Wells Fargo Advantage Dow Jones Target 2015 (WFQEX) declined only 2.0% during that period because of its considerable underweighting in equities when compared with peers. At the target date, for example, the series holds roughly 28% in equities, whereas the typical peer holds a 44% stake. The series also maintains a high-quality bond portfolio that excludes more volatile fixed-income sectors, such as high-yield bonds and emerging markets debt, which have declined recently.7”

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

[5]	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

[6]	The Barclays Global Aggregate ex-U.S. Dollar Bond Index tracks an international basket of government, corporate, agency, and mortgage-related bonds. You cannot invest directly in an index.

[7]	“Staying on Target for Retirees?” Morningstar.com; September 1, 2015.

4	Wells Fargo Advantage Dow Jones Target Date Funds	Letter to shareholders (unaudited)

Notice to shareholders

At a meeting held on August 11–12, 2015, the Board of Trustees of the Funds approved a change in the name of the Funds whereby the word “Advantage” will be removed from its name, effective December 15, 2015.

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

This page is intentionally left blank.

6	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Wells Fargo Advantage Dow Jones Target Date Funds1

Investment objective

Each Fund’s objective is to approximate, before fees and expenses, the total return of the appropriate Dow Jones Global Target Date Index as specified in the following table:

Wells Fargo Advantage Dow Jones Target Date Funds	Corresponding Dow Jones Global Target Date Index
Target Today Fund	Dow Jones Global Target Today Index
Target 2010 Fund	Dow Jones Global Target 2010 Index
Target 2015 Fund	Dow Jones Global Target 2015 Index
Target 2020 Fund	Dow Jones Global Target 2020 Index
Target 2025 Fund	Dow Jones Global Target 2025 Index
Target 2030 Fund	Dow Jones Global Target 2030 Index
Target 2035 Fund	Dow Jones Global Target 2035 Index
Target 2040 Fund	Dow Jones Global Target 2040 Index
Target 2045 Fund	Dow Jones Global Target 2045 Index
Target 2050 Fund	Dow Jones Global Target 2050 Index
Target 2055 Fund	Dow Jones Global Target 2055 Index
Target 2060 Fund	Dow Jones Global Target 2060 Index

Manager

Wells Fargo Funds Management, LLC

Subadviser

Global Index Advisors, Inc.

Portfolio managers

Rodney H. Alldredge

James P. Lauder

Paul T. Torregrosa, Ph.D.

The target date represents the year in which investors may likely begin withdrawing assets. The Funds gradually seek to reduce market risk as the target date approaches and after it arrives by decreasing equity exposure and increasing fixed income exposure. The principal value is not guaranteed at any time, including at the target date.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). These Funds are exposed to foreign investment risk, mortgage- and asset-backed securities risk, smaller-company investment risk, and allocation methodology risk (risk that the allocation methodology of the Dow Jones Global Target Date Indexes, whose total returns the Funds seek to approximate, before fees and expenses, will not meet an investor’s goals). Consult the prospectus for additional information on these and other risks.

Please see footnotes on pages 20-21.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	7

Target Today Fund

Average annual total returns2 (%) as of August 31, 2015

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STWRX)	3-1-1994	(8.08)	1.48	2.87	(2.51)	2.69	3.48	0.84	0.76
Class B (WFOKX)*	8-1-1998	(8.26)	1.55	2.94	(3.26)	1.92	2.94	1.59	1.51
Class C (WFODX)	12-1-1998	(4.23)	1.91	2.70	(3.23)	1.91	2.70	1.59	1.51
Class R (WFRRX)	6-28-2013	–	–	–	(2.75)	2.53	3.40	1.09	1.01
Class R4 (WOTRX)	11-30-2012	–	–	–	(2.07)	3.15	3.99	0.56	0.45
Class R6 (WOTDX)	6-30-2004	–	–	–	(1.96)	3.22	4.02	0.41	0.30
Administrator Class (WFLOX)	11-8-1999	–	–	–	(2.33)	2.86	3.71	0.76	0.65
Investor Class (WFBTX)	1-31-2007	–	–	–	(2.50)	2.72	3.62	0.95	0.86
Dow Jones Global Target Today Index[5]	–	–	–	–	(1.80)	3.60	4.46	–	–
Russell 3000® Index[6]	–	–	–	–	0.36	16.03	7.33	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	1.56	2.98	4.46	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 20-21.

8	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2010 Fund

Average annual total returns8 (%) as of August 31, 2015

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STNRX)	3-1-1994	(8.27)	2.21	2.94	(2.67)	3.43	3.55	0.85	0.78
Class B (SPTBX)*	3-1-1997	(8.28)	2.33	3.00	(3.28)	2.69	3.00	1.60	1.53
Class C (WFOCX)	12-1-1998	(4.38)	2.66	2.78	(3.38)	2.66	2.78	1.60	1.53
Class R (WFARX)	6-28-2013	–	–	–	(2.98)	3.25	3.46	1.10	1.03
Class R4 (WFORX)	11-30-2012	–	–	–	(2.35)	3.87	4.04	0.57	0.47
Class R6 (WFOAX)	6-30-2004	–	–	–	(2.23)	3.94	4.08	0.42	0.32
Administrator Class (WFLGX)	11-8-1999	–	–	–	(2.52)	3.60	3.78	0.77	0.67
Investor Class (WFCTX)	1-31-2007	–	–	–	(2.75)	3.46	3.68	0.96	0.88
Dow Jones Global Target 2010 Index[5]	–	–	–	–	(1.99)	4.36	4.49	–	–
Russell 3000® Index[6]	–	–	–	–	0.36	16.03	7.33	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	1.56	2.98	4.46	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 20-21.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	9

Target 2015 Fund

Average annual total returns9 (%) as of August 31, 2015

		Including sales charge			Excluding sales charge				Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFACX)	11-30-2012	(8.51)	3.23	2.30	(2.90)	4.45	3.05		0.85	0.79
Class R (WFBRX)	6-28-2013	–	–	–	(3.28)	4.17	2.81		1.10	1.04
Class R4 (WFSRX)	11-30-2012	–	–	–	(2.61)	4.82	3.36		0.57	0.48
Class R6 (WFSCX)	6-29-2007	–	–	–	(2.50)	4.88	3.39		0.42	0.33
Administrator Class (WFFFX)	6-29-2007	–	–	–	(2.82)	4.52	3.09		0.77	0.68
Investor Class (WFQEX)	6-29-2007	–	–	–	(3.07)	4.37	2.99		0.96	0.89
Dow Jones Global Target 2015 Index[5]	–	–	–	–	(2.27)	5.29	3.86	*	–	–
Russell 3000® Index[6]	–	–	–	–	0.36	16.03	5.84	*	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	1.56	2.98	4.87	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 20-21.

10	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2020 Fund

Average annual total returns2 (%) as of August 31, 2015

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STTRX)	3-1-1994	(8.80)	4.36	3.53	(3.24)	5.59	4.15	0.83	0.81
Class B (STPBX)*	3-1-1997	(8.94)	4.48	3.59	(3.94)	4.81	3.59	1.58	1.56
Class C (WFLAX)	12-1-1998	(4.98)	4.81	3.37	(3.98)	4.81	3.37	1.58	1.56
Class R (WFURX)	6-28-2013	–	–	–	(3.50)	5.44	4.06	1.08	1.06
Class R4 (WFLRX)	11-30-2012	–	–	–	(2.92)	6.05	4.65	0.55	0.50
Class R6 (WFOBX)	6-30-2004	–	–	–	(2.81)	6.12	4.68	0.40	0.35
Administrator Class (WFLPX)	11-8-1999	–	–	–	(3.14)	5.77	4.37	0.75	0.70
Investor Class (WFDTX)	1-31-2007	–	–	–	(3.36)	5.62	4.29	0.94	0.91
Dow Jones Global Target 2020 Index[5]	–	–	–	–	(2.49)	6.55	5.19	–	–
Russell 3000® Index[6]	–	–	–	–	0.36	16.03	7.33	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	1.56	2.98	4.46	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 20-21.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	11

Target 2025 Fund

Average annual total returns10 (%) as of August 31, 2015

		Including sales charge			Excluding sales charge				Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFAYX)	11-30-2012	(9.11)	5.82	2.40	(3.53)	7.08	3.15		0.84	0.81
Class R (WFHRX)	6-28-2013	–	–	–	(3.77)	6.80	2.93		1.09	1.06
Class R4 (WFGRX)	11-30-2012	–	–	–	(3.14)	7.49	3.49		0.56	0.50
Class R6 (WFTYX)	6-29-2007	–	–	–	(2.99)	7.54	3.52		0.41	0.35
Administrator Class (WFTRX)	6-29-2007	–	–	–	(3.33)	7.15	3.21		0.76	0.70
Investor Class (WFGYX)	6-29-2007	–	–	–	(3.53)	7.02	3.12		0.95	0.91
Dow Jones Global Target 2025 Index[5]	–	–	–	–	(2.72)	7.92	3.90	*	–	–
Russell 3000® Index[6]	–	–	–	–	0.36	16.03	5.84	*	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	1.56	2.98	4.87	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 20-21.

12	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2030 Fund

Average annual total returns2 (%) as of August 31, 2015

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STHRX)	3-1-1994	(9.19)	6.95	4.18	(3.66)	8.23	4.80	0.83	0.82
Class B (SGPBX)*	3-1-1997	(9.38)	7.12	4.25	(4.38)	7.43	4.25	1.58	1.57
Class C (WFDMX)	12-1-1998	(5.37)	7.42	4.02	(4.37)	7.42	4.02	1.58	1.57
Class R (WFJRX)	6-28-2013	–	–	–	(3.89)	8.07	4.72	1.08	1.07
Class R4 (WTHRX)	11-30-2012	–	–	–	(3.32)	8.72	5.31	0.55	0.51
Class R6 (WFOOX)	6-30-2004	–	–	–	(3.18)	8.79	5.34	0.40	0.36
Administrator Class (WFLIX)	11-8-1999	–	–	–	(3.52)	8.40	5.03	0.75	0.71
Investor Class (WFETX)	1-31-2007	–	–	–	(3.73)	8.26	4.94	0.94	0.92
Dow Jones Global Target 2030 Index[5]	–	–	–	–	(2.91)	9.16	6.05	–	–
Russell 3000® Index[6]	–	–	–	–	0.36	16.03	7.33	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	1.56	2.98	4.46	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 20-21.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	13

Target 2035 Fund

Average annual total returns10 (%) as of August 31, 2015

		Including sales charge			Excluding sales charge				Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFQBX)	11-30-2012	(9.57)	8.05	2.67	(4.06)	9.33	3.41		0.84	0.83
Class R (WFKRX)	6-28-2013	–	–	–	(4.34)	9.01	3.13		1.09	1.08
Class R4 (WTTRX)	11-30-2012	–	–	–	(3.71)	9.71	3.73		0.56	0.52
Class R6 (WFQRX)	6-29-2007	–	–	–	(3.57)	9.78	3.77		0.41	0.37
Administrator Class (WFQWX)	6-29-2007	–	–	–	(3.90)	9.39	3.42		0.76	0.72
Investor Class (WFQTX)	6-29-2007	–	–	–	(4.08)	9.24	3.33		0.95	0.93
Dow Jones Global Target 2035 Index[5]	–	–	–	–	(3.33)	10.14	4.05	*	–	–
Russell 3000® Index[6]	–	–	–	–	0.36	16.03	5.84	*	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	1.56	2.98	4.87	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 20-21.

14	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2040 Fund

Average annual total returns2 (%) as of August 31, 2015

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STFRX)	3-1-1994	(9.90)	8.61	4.71	(4.39)	9.91	5.34	0.84	0.83
Class B (SLPBX)*	3-1-1997	(10.11)	8.79	4.78	(5.11)	9.08	4.78	1.59	1.58
Class C (WFOFX)	7-1-1998	(6.12)	9.08	4.55	(5.12)	9.08	4.55	1.59	1.58
Class R (WFMRX)	6-28-2013	–	–	–	(4.60)	9.74	5.25	1.09	1.08
Class R4 (WTFRX)	11-30-2012	–	–	–	(4.02)	10.38	5.84	0.56	0.52
Class R6 (WFOSX)	6-30-2004	–	–	–	(3.88)	10.47	5.88	0.41	0.37
Administrator Class (WFLWX)	11-8-1999	–	–	–	(4.27)	10.07	5.56	0.76	0.72
Investor Class (WFFTX)	1-31-2007	–	–	–	(4.47)	9.94	5.47	0.95	0.93
Dow Jones Global Target 2040 Index[5]	–	–	–	–	(3.66)	10.82	6.52	–	–
Russell 3000® Index[6]	–	–	–	–	0.36	16.03	7.33	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	1.56	2.98	4.46	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 20-21.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	15

Target 2045 Fund

Average annual total returns10 (%) as of August 31, 2015

		Including sales charge			Excluding sales charge				Expense ratios[3] ( )
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFQVX)	11-30-2012	(10.14)	9.02	2.97	(4.66)	10.31	3.72		0.85	0.83
Class R (WFNRX)	6-28-2013	–	–	–	(4.86)	10.03	3.47		1.10	1.08
Class R4 (WFFRX)	11-30-2012	–	–	–	(4.31)	10.72	4.06		0.57	0.52
Class R6 (WFQPX)	6-29-2007	–	–	–	(4.17)	10.77	4.08		0.42	0.37
Administrator Class (WFQYX)	6-29-2007	–	–	–	(4.40)	10.38	3.78		0.77	0.72
Investor Class (WFQSX)	6-29-2007	–	–	–	(4.67)	10.23	3.65		0.96	0.93
Dow Jones Global Target 2045 Index[5]	–	–	–	–	(3.88)	11.13	4.32	*	–	–
Russell 3000® Index[6]	–	–	–	–	0.36	16.03	5.84	*	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	1.56	2.98	4.87	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 20-21.

16	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2050 Fund

Average annual total returns11 (%) as of August 31, 2015

		Including sales charge			Excluding sales charge				Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFQAX)	11-30-2012	(10.14)	9.02	2.97	(4.64)	10.33	3.72		0.84	0.83
Class C (WFQCX)	11-30-2012	(6.33)	9.51	2.95	(5.41)	9.51	2.95		1.59	1.58
Class R (WFWRX)	6-28-2013	–	–	–	(4.90)	10.08	3.47		1.09	1.08
Class R4 (WQFRX)	11-30-2012	–	–	–	(4.35)	10.72	4.04		0.56	0.52
Class R6 (WFQFX)	6-29-2007	–	–	–	(4.21)	10.81	4.09		0.41	0.37
Administrator Class (WFQDX)	6-29-2007	–	–	–	(4.55)	10.43	3.76		0.76	0.72
Investor Class (WFQGX)	6-29-2007	–	–	–	(4.74)	10.29	3.66		0.95	0.93
Dow Jones Global Target 2050 Index[5]	–	–	–	–	(3.96)	11.15	4.34	*	–	–
Russell 3000® Index[6]	–	–	–	–	0.36	16.03	5.84	*	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	1.56	2.98	4.87	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 20-21.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	17

Target 2055 Fund

Average annual total returns10 (%) as of August 31, 2015

		Including sales charge		Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	Since inception	1 year	Since inception		Gross	Net[4]
Class A (WFQZX)	11-30-2012	(10.16)	5.23	(4.66)	6.74		0.92	0.83
Class R (WFYRX)	6-28-2013	–	–	(4.87)	6.34		1.17	1.08
Class R4 (WFVRX)	11-30-2012	–	–	(4.28)	7.13		0.64	0.52
Class R6 (WFQUX)	6-30-2011	–	–	(4.15)	7.21		0.49	0.37
Administrator Class (WFLHX)	6-30-2011	–	–	(4.54)	6.82		0.84	0.72
Investor Class (WFQHX)	6-30-2011	–	–	(4.76)	6.69		1.03	0.93
Dow Jones Global Target 2055 Index[5]	–	–	–	(3.96)	7.42	*	–	–
Russell 3000® Index[6]	–	–	–	0.36	12.25	*	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	1.56	3.21	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 20-21.

18	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2060 Fund

Average annual total returns (%) as of August 31, 2015

		Including sales charge	Excluding sales charge	Expense ratios[3] (%)
	Inception date	Since inception	Since inception	Gross	Net[4]
Class A (WFAFX)	7-1-2015	(10.65)	(5.20)	0.95	0.83
Class C (WFCFX)	7-1-2015	(6.35)	(5.40)	1.70	1.58
Class R (WFRFX)	7-1-2015	–	(5.30)	1.20	1.08
Class R4 (WFSFX)	7-1-2015	–	(5.20)	0.67	0.52
Class R6 (WFUFX)	7-1-2015	–	(5.20)	0.52	0.37
Administrator Class (WFDFX)	7-1-2015	–	(5.20)	0.87	0.72
Dow Jones Global Target 2060 Index[5]	–	–	(5.72)*	–	–
Russell 3000® Index[6]	–	–	(4.47)*	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	0.55 *	–	–
*	Based on the Fund’s inception date.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 20-21.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	19

Portfolio allocation12 as of August 31, 2015

Target Today Fund	Target 2010 Fund	Target 2015 Fund

Target 2020 Fund	Target 2025 Fund	Target 2030 Fund

Target 2035 Fund	Target 2040 Fund	Target 2045 Fund

Please see footnotes on pages 20-21.

20	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2050 Fund	Target 2055 Fund	Target 2060 Fund

[1]	The Funds are gateway funds that invest in various affiliated master portfolios which in turn invest in a combination of equity, fixed income, and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Global Target Date Indexes that have the same target year as the Funds. References to the investment activities of the Funds are intended to refer to the investment activities of the underlying master portfolios in which the Funds invest.

[2]	Historical performance shown for Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R6. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses. Historical performance shown for Investor Class shares prior to their inception reflects the performance of Administrator Class shares and has been adjusted to reflect the higher expenses applicable to Investor Class shares (except during those periods in which expenses of the Investor Class would have been lower than those of Administrator Class no such adjustment is reflected).

[3]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[4]	The manager has contractually committed through June 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the committment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying affiliated master portfolios are included in the cap. Without this cap, the Fund’s returns would have been lower.

[5]	The Dow Jones Global Target Date Indexes (each an “index” or collectively the “indexes”) are a series of indexes designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. The index weightings among the major asset classes are adjusted monthly based on a published set of index rules. The indexes with longer time horizons have higher allocations to equity securities, while the indexes with shorter time horizons replace some of their stock allocations with allocations to fixed income securities and money market instruments. You cannot invest directly in an index.

[6]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[7]	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS, and CMBS. You cannot invest directly in an index.

[8]	Historical performance shown for Class R shares prior to their inception reflects the performance of Class A shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares, and includes the higher expenses applicable to Class R6. If these expenses had not been included, returns would be higher. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses. Historical performance shown for Investor Class shares prior to their inception reflects the performance of Administrator Class shares and has been adjusted to reflect the higher expenses applicable to Investor Class shares (except during those periods in which expenses of Investor Class would have been lower than those of Administrator Class no such adjustment is reflected).

[9]	Historical performance shown for Class A shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A shares. Historical performance shown for Class R shares prior to their inception reflects the performance of Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares, and includes the higher expenses applicable to Class R6. If these expenses had not been included, returns would be higher. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013 reflects Institutional Class performance and expenses.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	21

[10]	Historical performance shown for Class A shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A shares. Historical performance shown for Class R shares prior to their inception reflects the performance of Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R6. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

[11]	Historical performance shown for Class A and Class C shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A and Class C shares. Historical performance shown for Class R shares prior to their inception reflects the performance of Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R6. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

[12]	Each chart represents the composite of the portfolio allocations of the affiliated master portfolios in which the Fund invests and is calculated based on the total investments of the affiliated master portfolios. Portfolio holdings are subject to change and may have changed since the date specified. See Portfolio of investments or Summary portfolio of investments of each affiliated master portfolio which is also included in this report.

22	Wells Fargo Advantage Dow Jones Target Date Funds	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from March 1, 2015 to August 31, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Target Today Fund	Beginning account value 3-1-2015	Ending account value 8-31-2015	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$979.65	$3.93	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.01	0.79%
Class B
Actual	$1,000.00	$976.09	$7.65	1.54%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.39	$7.81	1.54%
Class C
Actual	$1,000.00	$975.63	$7.65	1.54%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.39	$7.81	1.54%
Class R
Actual	$1,000.00	$978.70	$5.17	1.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.91	$5.28	1.04%
Class R4
Actual	$1,000.00	$981.92	$2.24	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.87	$2.29	0.45%
Class R6
Actual	$1,000.00	$981.90	$1.49	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.63	$1.53	0.30%
Administrator Class
Actual	$1,000.00	$980.96	$3.24	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	$3.30	0.65%
Investor Class
Actual	$1,000.00	$979.13	$4.28	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	$4.37	0.86%

Please see footnote on page 28.

Fund expenses (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	23

Target 2010 Fund	Beginning account value 3-1-2015	Ending account value 8-31-2015	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$977.20	$4.03	0.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.06	$4.12	0.81%
Class B
Actual	$1,000.00	$974.59	$7.64	1.54%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.39	$7.81	1.54%
Class C
Actual	$1,000.00	$973.80	$7.74	1.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.29	$7.91	1.56%
Class R
Actual	$1,000.00	$975.59	$5.26	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.81	$5.38	1.06%
Class R4
Actual	$1,000.00	$978.20	$2.34	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.77	$2.39	0.47%
Class R6
Actual	$1,000.00	$978.93	$1.59	0.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.53	$1.63	0.32%
Administrator Class
Actual	$1,000.00	$978.18	$3.33	0.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.77	$3.40	0.67%
Investor Class
Actual	$1,000.00	$976.62	$4.37	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.71	$4.47	0.88%
Target 2015 Fund
Class A
Actual	$1,000.00	$971.78	$4.06	0.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.01	$4.17	0.82%
Class R
Actual	$1,000.00	$969.70	$5.30	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.76	$5.43	1.07%
Class R4
Actual	$1,000.00	$973.29	$2.38	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.72	$2.44	0.48%
Class R6
Actual	$1,000.00	$973.58	$1.64	0.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.48	$1.68	0.33%
Administrator Class
Actual	$1,000.00	$972.23	$3.37	0.68%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.72	$3.46	0.68%
Investor Class
Actual	$1,000.00	$970.88	$4.41	0.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.66	$4.52	0.89%

Please see footnote on page 28.

24	Wells Fargo Advantage Dow Jones Target Date Funds	Fund expenses (unaudited)

Target 2020 Fund	Beginning account value 3-1-2015	Ending account value 8-31-2015	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$965.78	$4.15	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.91	$4.27	0.84%
Class B
Actual	$1,000.00	$962.94	$7.85	1.59%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.14	$8.06	1.59%
Class C
Actual	$1,000.00	$962.85	$7.84	1.59%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.14	$8.06	1.59%
Class R
Actual	$1,000.00	$965.02	$5.43	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.61	$5.58	1.10%
Class R4
Actual	$1,000.00	$967.71	$2.47	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.62	$2.54	0.50%
Class R6
Actual	$1,000.00	$968.01	$1.73	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.38	$1.78	0.35%
Administrator Class
Actual	$1,000.00	$966.56	$3.46	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.56	0.70%
Investor Class
Actual	$1,000.00	$965.44	$4.50	0.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.56	$4.62	0.91%
Target 2025 Fund
Class A
Actual	$1,000.00	$959.36	$4.14	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.91	$4.27	0.84%
Class R
Actual	$1,000.00	$958.45	$5.37	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.66	$5.53	1.09%
Class R4
Actual	$1,000.00	$961.65	$2.47	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.62	$2.54	0.50%
Class R6
Actual	$1,000.00	$962.28	$1.73	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.38	$1.78	0.35%
Administrator Class
Actual	$1,000.00	$959.90	$3.45	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.56	0.70%
Investor Class
Actual	$1,000.00	$959.83	$4.48	0.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.56	$4.62	0.91%

Please see footnote on page 28.

Fund expenses (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	25

Target 2030 Fund	Beginning account value 3-1-2015	Ending account value 8-31-2015	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$953.54	$4.17	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.86	$4.32	0.85%
Class B
Actual	$1,000.00	$950.24	$7.84	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.09	$8.11	1.60%
Class C
Actual	$1,000.00	$949.90	$7.84	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.09	$8.11	1.60%
Class R
Actual	$1,000.00	$952.61	$5.40	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.61	$5.58	1.10%
Class R4
Actual	$1,000.00	$955.10	$2.51	0.51%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.57	$2.59	0.51%
Class R6
Actual	$1,000.00	$955.73	$1.77	0.36%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.33	$1.83	0.36%
Administrator Class
Actual	$1,000.00	$954.19	$3.49	0.71%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.61	0.71%
Investor Class
Actual	$1,000.00	$953.14	$4.52	0.92%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.51	$4.67	0.92%
Target 2035 Fund
Class A
Actual	$1,000.00	$945.68	$4.21	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	$4.37	0.86%
Class R
Actual	$1,000.00	$944.55	$5.43	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.56	$5.63	1.11%
Class R4
Actual	$1,000.00	$947.67	$2.55	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.52	$2.64	0.52%
Class R6
Actual	$1,000.00	$948.32	$1.81	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.28	$1.88	0.37%
Administrator Class
Actual	$1,000.00	$946.09	$3.52	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.52	$3.66	0.72%
Investor Class
Actual	$1,000.00	$945.38	$4.55	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.46	$4.72	0.93%

Please see footnote on page 28.

26	Wells Fargo Advantage Dow Jones Target Date Funds	Fund expenses (unaudited)

Target 2040 Fund	Beginning account value 3-1-2015	Ending account value 8-31-2015	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$939.56	$4.19	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	$4.37	0.86%
Class B
Actual	$1,000.00	$935.70	$7.83	1.61%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.04	$8.16	1.61%
Class C
Actual	$1,000.00	$936.06	$7.84	1.61%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.04	$8.16	1.61%
Class R
Actual	$1,000.00	$938.29	$5.41	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.56	$5.63	1.11%
Class R4
Actual	$1,000.00	$941.27	$2.54	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.52	$2.64	0.52%
Class R6
Actual	$1,000.00	$941.89	$1.81	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.28	$1.88	0.37%
Administrator Class
Actual	$1,000.00	$940.26	$3.51	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.52	$3.66	0.72%
Investor Class
Actual	$1,000.00	$939.27	$4.53	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.46	$4.72	0.93%
Target 2045 Fund
Class A
Actual	$1,000.00	$935.16	$4.18	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	$4.37	0.86%
Class R
Actual	$1,000.00	$934.23	$5.40	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.56	$5.63	1.11%
Class R4
Actual	$1,000.00	$937.15	$2.53	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.52	$2.64	0.52%
Class R6
Actual	$1,000.00	$937.67	$1.80	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.28	$1.88	0.37%
Administrator Class
Actual	$1,000.00	$936.56	$3.50	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.52	$3.66	0.72%
Investor Class
Actual	$1,000.00	$935.05	$4.52	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.46	$4.72	0.93%

Please see footnote on page 28.

Fund expenses (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	27

Target 2050 Fund	Beginning account value 3-1-2015	Ending account value 8-31-2015	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$934.53	$4.18	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	$4.37	0.86%
Class C
Actual	$1,000.00	$931.12	$7.82	1.61%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.04	$8.16	1.61%
Class R
Actual	$1,000.00	$933.46	$5.39	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.56	$5.63	1.11%
Class R4
Actual	$1,000.00	$935.83	$2.53	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.52	$2.64	0.52%
Class R6
Actual	$1,000.00	$937.28	$1.80	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.28	$1.88	0.37%
Administrator Class
Actual	$1,000.00	$935.63	$3.50	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.52	$3.66	0.72%
Investor Class
Actual	$1,000.00	$934.12	$4.52	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.46	$4.72	0.93%
Target 2055 Fund
Class A
Actual	$1,000.00	$934.78	$4.18	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	$4.37	0.86%
Class R
Actual	$1,000.00	$933.76	$5.40	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.56	$5.63	1.11%
Class R4
Actual	$1,000.00	$936.22	$2.53	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.52	$2.64	0.52%
Class R6
Actual	$1,000.00	$937.43	$1.80	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.28	$1.88	0.37%
Administrator Class
Actual	$1,000.00	$935.23	$3.50	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.52	$3.66	0.72%
Investor Class
Actual	$1,000.00	$933.86	$4.52	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.46	$4.72	0.93%

Please see footnote on page 28.

28	Wells Fargo Advantage Dow Jones Target Date Funds	Fund expenses (unaudited)

Target 2060 Fund	Beginning account value 3-1-2015	Ending account value 8-31-2015	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$948.00	$1.37	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,007.06	$1.41	0.83%
Class C
Actual	$1,000.00	$946.00	$2.60	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,005.79	$2.68	1.58%
Class R
Actual	$1,000.00	$947.00	$1.70	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,006.64	$1.84	1.08%
Class R4
Actual	$1,000.00	$948.00	$0.86	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,007.59	$0.88	0.52%
Class R6
Actual	$1,000.00	$948.00	$0.61	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,007.84	$0.63	0.37%
Administrator Class
Actual	$1,000.00	$948.00	$1.19	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,007.25	$1.22	0.72%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolios of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	29

TARGET TODAY FUND

Security name	Value

Investment Companies: 100.11%

Affiliated Master Portfolios: 100.11%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$317,829,327
Wells Fargo Advantage Diversified Stock Portfolio	99,417,395
Wells Fargo Advantage Short-Term Investment Portfolio	283,846,646

Total Investment Companies (Cost $668,571,345)	701,093,368

Total investments in securities (Cost $668,571,345) *	100.11%	701,093,368
Other assets and liabilities, net	(0.11)	(762,700)

Total net assets	100.00%	$700,330,668

*	Cost for federal income tax purposes is $670,414,029 and unrealized gains (losses) consists of:
	Gross unrealized gains	$30,679,339
	Gross unrealized losses	0

	Net unrealized gains	$30,679,339

TARGET 2010 FUND

Security name	Value

Investment Companies: 100.72%

Affiliated Master Portfolios: 100.72%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$275,283,645
Wells Fargo Advantage Diversified Stock Portfolio	86,133,280
Wells Fargo Advantage Short-Term Investment Portfolio	161,499,995

Total Investment Companies (Cost $469,386,612)	522,916,920

Total investments in securities (Cost $469,386,612) *	100.72%	522,916,920
Other assets and liabilities, net	(0.72)	(3,739,804)

Total net assets	100.00%	$519,177,116

*	Cost for federal income tax purposes is $477,381,503 and unrealized gains (losses) consists of:
	Gross unrealized gains	$45,535,417
	Gross unrealized losses	0

	Net unrealized gains	$45,535,417

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolios of investments—August 31, 2015 (unaudited)

TARGET 2015 FUND

Security name	Value

Investment Companies: 100.22%

Affiliated Master Portfolios: 100.22%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$498,884,390
Wells Fargo Advantage Diversified Stock Portfolio	176,248,659
Wells Fargo Advantage Short-Term Investment Portfolio	106,628,439

Total Investment Companies (Cost $719,052,417)	781,761,488

Total investments in securities (Cost $719,052,417) *	100.22%	781,761,488
Other assets and liabilities, net	(0.22)	(1,681,374)

Total net assets	100.00%	$780,080,114

*	Cost for federal income tax purposes is $720,671,701 and unrealized gains (losses) consists of:
	Gross unrealized gains	$61,089,787
	Gross unrealized losses	0

	Net unrealized gains	$61,089,787

TARGET 2020 FUND

Security name	Value

Investment Companies: 100.58%

Affiliated Master Portfolios: 100.58%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$1,722,738,337
Wells Fargo Advantage Diversified Stock Portfolio	852,807,277
Wells Fargo Advantage Short-Term Investment Portfolio	109,652,421

Total Investment Companies (Cost $2,434,997,007)	2,685,198,035

Total investments in securities (Cost $2,434,997,007) *	100.58%	2,685,198,035
Other assets and liabilities, net	(0.58)	(15,418,685)

Total net assets	100.00%	$2,669,779,350

*	Cost for federal income tax purposes is $2,455,889,354 and unrealized gains (losses) consists of:
	Gross unrealized gains	$229,308,681
	Gross unrealized losses	0

	Net unrealized gains	$229,308,681

The accompanying notes are an integral part of these financial statements.

Portfolios of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	31

TARGET 2025 FUND

Security name	Value

Investment Companies: 100.10%

Affiliated Master Portfolios: 100.10%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$1,231,599,967
Wells Fargo Advantage Diversified Stock Portfolio	1,005,506,536
Wells Fargo Advantage Short-Term Investment Portfolio	95,997,866

Total Investment Companies (Cost $2,064,219,371)	2,333,104,369

Total investments in securities (Cost $2,064,219,371) *	100.10%	2,333,104,369
Other assets and liabilities, net	(0.10)	(2,314,208)

Total net assets	100.00%	$2,330,790,161

*	Cost for federal income tax purposes is $2,071,032,914 and unrealized gains (losses) consists of:
	Gross unrealized gains	$262,071,455
	Gross unrealized losses	0

	Net unrealized gains	$262,071,455

TARGET 2030 FUND

Security name	Value

Investment Companies: 100.40%

Affiliated Master Portfolios: 100.40%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$1,182,925,276
Wells Fargo Advantage Diversified Stock Portfolio	1,609,661,179
Wells Fargo Advantage Short-Term Investment Portfolio	120,844,328

Total Investment Companies (Cost $2,558,869,323)	2,913,430,783

Total investments in securities (Cost $2,558,869,323) *	100.40%	2,913,430,783
Other assets and liabilities, net	(0.40)	(11,709,696)

Total net assets	100.00%	$2,901,721,087

*	Cost for federal income tax purposes is $2,576,509,725 and unrealized gains (losses) consists of:
	Gross unrealized gains	$336,921,058
	Gross unrealized losses	0

	Net unrealized gains	$336,921,058

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolios of investments—August 31, 2015 (unaudited)

TARGET 2035 FUND

Security name	Value

Investment Companies: 100.04%

Affiliated Master Portfolios: 100.04%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$372,346,650
Wells Fargo Advantage Diversified Stock Portfolio	960,248,091
Wells Fargo Advantage Short-Term Investment Portfolio	58,213,107

Total Investment Companies (Cost $1,204,833,124)	1,390,807,848

Total investments in securities (Cost $1,204,833,124) *	100.04%	1,390,807,848
Other assets and liabilities, net	(0.04)	(508,746)

Total net assets	100.00%	$1,390,299,102

*	Cost for federal income tax purposes is $1,209,536,320 and unrealized gains (losses) consists of:
	Gross unrealized gains	$181,271,528
	Gross unrealized losses	0

	Net unrealized gains	$181,271,528

TARGET 2040 FUND

Security name	Value

Investment Companies: 100.24%

Affiliated Master Portfolios: 100.24%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$343,554,490
Wells Fargo Advantage Diversified Stock Portfolio	1,720,454,536
Wells Fargo Advantage Short-Term Investment Portfolio	90,828,497

Total Investment Companies (Cost $1,855,208,788)	2,154,837,523

Total investments in securities (Cost $1,855,208,788) *	100.24%	2,154,837,523
Other assets and liabilities, net	(0.24)	(5,244,705)

Total net assets	100.00%	$2,149,592,818

*	Cost for federal income tax purposes is $1,867,974,932 and unrealized gains (losses) consists of:
	Gross unrealized gains	$286,862,591
	Gross unrealized losses	0

	Net unrealized gains	$286,862,591

The accompanying notes are an integral part of these financial statements.

Portfolios of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	33

TARGET 2045 FUND

Security name	Value

Investment Companies: 100.24%

Affiliated Master Portfolios: 100.24%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$72,525,897
Wells Fargo Advantage Diversified Stock Portfolio	689,078,904
Wells Fargo Advantage Short-Term Investment Portfolio	33,669,614

Total Investment Companies (Cost $690,545,181)	795,274,415

Total investments in securities (Cost $690,545,181) *	100.24%	795,274,415
Other assets and liabilities, net	(0.24)	(1,919,696)

Total net assets	100.00%	$793,354,719

*	Cost for federal income tax purposes is $693,108,336 and unrealized gains (losses) consists of:
	Gross unrealized gains	$102,166,079
	Gross unrealized losses	0

	Net unrealized gains	$102,166,079

TARGET 2050 FUND

Security name	Value

Investment Companies: 100.39%

Affiliated Master Portfolios: 100.39%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$100,584,264
Wells Fargo Advantage Diversified Stock Portfolio	1,280,475,843
Wells Fargo Advantage Short-Term Investment Portfolio	61,143,094

Total Investment Companies (Cost $1,254,027,085)	1,442,203,201

Total investments in securities (Cost $1,254,027,085) *	100.39%	1,442,203,201
Other assets and liabilities, net	(0.39)	(5,624,027)

Total net assets	100.00%	$1,436,579,174

*	Cost for federal income tax purposes is $1,260,179,219 and unrealized gains (losses) consists of:
	Gross unrealized gains	$182,023,982
	Gross unrealized losses	0

	Net unrealized gains	$182,023,982

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolios of investments—August 31, 2015 (unaudited)

TARGET 2055 FUND

Security name	Value

Investment Companies: 100.13%

Affiliated Master Portfolios: 100.13%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$14,187,833
Wells Fargo Advantage Diversified Stock Portfolio	180,616,507
Wells Fargo Advantage Short-Term Investment Portfolio	8,624,491

Total Investment Companies (Cost $199,309,119)	203,428,831

Total investments in securities (Cost $199,309,119) *	100.13%	203,428,831
Other assets and liabilities, net	(0.13)	(267,030)

Total net assets	100.00%	$203,161,801

*	Cost for federal income tax purposes is $199,210,324 and unrealized gains (losses) consists of:
	Gross unrealized gains	$4,218,507
	Gross unrealized losses	0

	Net unrealized gains	$4,218,507

TARGET 2060 FUND

Security name	Value

Investment Companies: 91.81%

Affiliated Master Portfolios: 91.81%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$72,382
Wells Fargo Advantage Diversified Stock Portfolio	921,451
Wells Fargo Advantage Short-Term Investment Portfolio	44,000

Total Investment Companies (Cost $1,104,951)	1,037,833

Total investments in securities (Cost $1,104,951) *	91.81%	1,037,833
Other assets and liabilities, net	8.19	92,563

Total net assets	100.00%	$1,130,396

*	Cost for federal income tax purposes is $1,104,951 and unrealized gains (losses) consists of:
	Gross unrealized gains	$0
	Gross unrealized losses	(67,118)

	Net unrealized losses	$(67,118)

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

36	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of assets and liabilities—August 31, 2015 (unaudited)

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund	Target 2025 Fund

Assets
Investment in affiliated Master Portfolios, at value (see cost below)	$701,093,368	$522,916,920	$781,761,488	$2,685,198,035	$2,333,104,369
Receivable for Fund shares sold	6,707,800	6,450,944	12,071,532	28,724,347	32,604,056
Receivable from manager	0	0	0	0	0
Prepaid expenses and other assets	58,743	46,415	52,636	57,146	63,940

Total assets	707,859,911	529,414,279	793,885,656	2,713,979,528	2,365,772,365

Liabilities
Payable for Fund shares redeemed	7,330,818	10,065,658	13,573,229	43,367,841	34,350,313
Management fee payable	61,848	49,626	85,518	344,272	300,130
Distribution fees payable	2,094	1,421	10	3,595	187
Administration fees payable	55,044	45,816	62,871	208,389	159,612
Shareholder report expenses payable	10,423	12,666	6,387	5,661	212
Professional fees payable	8,752	8,333	7,577	7,333	8,331
Accrued expenses and other liabilities	60,264	53,643	69,950	263,087	163,419

Total liabilities	7,529,243	10,237,163	13,805,542	44,200,178	34,982,204

Total net assets	$700,330,668	$519,177,116	$780,080,114	$2,669,779,350	$2,330,790,161

NET ASSETS CONSIST OF
Paid-in capital	$661,161,112	$462,502,247	$710,413,472	$2,400,471,555	$2,035,003,506
Undistributed net investment income	4,198,193	3,362,497	3,520,076	13,615,853	6,207,895
Accumulated net realized gains (losses) on investments	2,449,340	(217,936)	3,437,495	5,490,914	20,693,762
Net unrealized gains (losses) on investments	32,522,023	53,530,308	62,709,071	250,201,028	268,884,998

Total net assets	$700,330,668	$519,177,116	$780,080,114	$2,669,779,350	$2,330,790,161

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$14,373,023	$23,740,993	$2,173,858	$60,670,546	$5,216,507
Shares outstanding – Class A1	1,356,574	1,846,122	216,160	4,132,689	510,779
Net asset value per share – Class A	$10.60	$12.86	$10.06	$14.68	$10.21
Maximum offering price per share – Class A2	$11.25	$13.64	$10.67	$15.58	$10.83
Net assets – Class B	$4,197	$31,685	N/A	$91,907	N/A
Shares outstanding – Class B1	381	2,430	N/A	6,266	N/A
Net asset value per share – Class B	$11.02	$13.04	N/A	$14.67	N/A
Net assets – Class C	$3,262,999	$2,153,629	N/A	$5,340,960	N/A
Shares outstanding – Class C1	301,717	165,567	N/A	366,354	N/A
Net asset value per share – Class C	$10.81	$13.01	N/A	$14.58	N/A
Net assets – Class R	$28,013	$51,555	$48,680	$399,003	$870,755
Shares outstanding – Class R1	2,650	4,031	4,776	27,310	85,106
Net asset value per share – Class R	$10.57	$12.79	$10.19	$14.61	$10.23
Net assets – Class R4	$307,545,833	$119,092,591	$142,456,169	$666,722,773	$301,116,920
Share outstanding – Class R4[1]	28,326,732	9,152,131	14,110,759	44,585,337	29,390,708
Net asset value per share – Class R4	$10.86	$13.01	$10.10	$14.95	$10.25
Net assets – Class R6	$245,347,558	$213,227,940	$401,856,490	$1,166,986,249	$1,481,313,350
Shares outstanding – Class R6[1]	22,611,647	16,383,986	39,832,190	78,039,118	144,667,028
Net asset value per share – Class R6	$10.85	$13.01	$10.09	$14.95	$10.24
Net assets – Administrator Class	$70,295,227	$107,601,081	$140,308,782	$579,684,989	$319,611,446
Shares outstanding – Administrator Class[1]	6,496,906	8,278,829	13,747,372	38,902,934	31,139,344
Net asset value per share – Administrator Class	$10.82	$13.00	$10.21	$14.90	$10.26
Net assets – Investor Class	$59,473,818	$53,277,642	$93,236,135	$189,882,923	$222,661,183
Shares outstanding – Investor Class[1]	5,512,211	4,114,391	9,130,532	12,766,256	21,719,291
Net asset value per share – Investor Class	$10.79	$12.95	$10.21	$14.87	$10.25

Investments in affiliated Master Portfolios, at cost	$668,571,345	$469,386,612	$719,052,417	$2,434,997,007	$2,064,219,371

[1]	Each Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—August 31, 2015 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	37

Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund	Target 2060 Fund

$2,913,430,783	$1,390,807,848	$2,154,837,523	$795,274,415	$1,442,203,201	$203,428,831	$1,037,833
45,737,843	36,257,907	32,533,492	21,413,943	20,821,616	6,013,471	0
0	0	0	0	0	0	11,406
67,647	63,977	65,671	65,481	104,802	63,767	90,272

2,959,236,273	1,427,129,732	2,187,436,686	816,753,839	1,463,129,619	209,506,069	1,139,511

56,618,797	36,391,771	37,159,941	23,151,716	26,154,027	6,299,867	0
395,724	198,490	306,711	107,366	203,918	18,963	0
3,459	8	3,734	6	593	7	84
220,724	114,047	165,494	65,901	87,873	10,380	109
182	1,354	2,532	1,755	341	1,898	1,406
7,829	8,481	8,749	7,322	9,338	5,198	6,314
268,471	116,479	196,707	65,054	94,355	7,955	1,202

57,515,186	36,830,630	37,843,868	23,399,120	26,550,445	6,344,268	9,115

$2,901,721,087	$1,390,299,102	$2,149,592,818	$793,354,719	$1,436,579,174	$203,161,801	$1,130,396

$2,516,281,726	$1,182,180,372	$1,817,021,598	$673,525,138	$1,222,183,194	$195,404,691	$1,193,341
6,913,423	3,083,802	3,861,810	1,620,495	2,642,280	542,741	1,802
23,964,478	19,060,204	29,080,675	13,479,852	23,577,584	3,094,657	2,371
354,561,460	185,974,724	299,628,735	104,729,234	188,176,116	4,119,712	(67,118)

$2,901,721,087	$1,390,299,102	$2,149,592,818	$793,354,719	$1,436,579,174	$203,161,801	$1,130,396

$58,299,847	$4,233,847	$102,731,067	$3,646,697	$3,130,322	$2,068,879	$99,569
3,618,234	397,645	5,626,744	330,791	297,005	167,501	10,508
$16.11	$10.65	$18.26	$11.02	$10.54	$12.35	$9.48
$17.09	$11.30	$19.37	$11.69	$11.18	$13.10	$10.06
$115,476	N/A	$105,170	N/A	N/A	N/A	N/A
7,263	N/A	6,030	N/A	N/A	N/A	N/A
$15.90	N/A	$17.44	N/A	N/A	N/A	N/A
$4,898,942	N/A	$5,477,951	N/A	$956,628	N/A	$97,470
311,373	N/A	319,030	N/A	91,095	N/A	10,299
$15.73	N/A	$17.17	N/A	$10.50	N/A	$9.46
$866,315	$36,210	$286,594	$29,886	$29,749	$33,698	$94,716
53,876	3,377	15,739	2,682	2,815	2,754	10,000
$16.08	$10.72	$18.21	$11.14	$10.57	$12.24	$9.47
$790,091,426	$250,376,848	$589,183,642	$139,591,111	$326,883,355	$28,000,477	$94,809
48,367,492	23,471,285	31,612,383	12,608,766	30,888,693	2,260,551	10,000
$16.34	$10.67	$18.64	$11.07	$10.58	$12.39	$9.48
$1,300,645,406	$745,787,695	$954,181,989	$424,151,862	$835,013,497	$150,078,086	$379,331
79,696,015	69,906,990	51,198,970	38,375,357	78,935,234	12,134,506	40,000
$16.32	$10.67	$18.64	$11.05	$10.58	$12.37	$9.48
$547,675,671	$202,297,500	$370,660,358	$120,894,553	$206,675,903	$13,971,991	$364,501
33,553,319	18,907,869	19,922,718	10,873,935	19,591,326	1,130,794	38,450
$16.32	$10.70	$18.60	$11.12	$10.55	$12.36	$9.48
$199,128,004	$187,567,002	$126,966,047	$105,040,610	$63,889,720	$9,008,670	N/A
12,236,721	17,466,322	6,840,579	9,417,951	6,038,583	735,719	N/A
$16.27	$10.74	$18.56	$11.15	$10.58	$12.24	N/A

$2,558,869,323	$1,204,833,124	$1,855,208,788	$690,545,181	$1,254,027,085	$199,309,119	$1,104,951

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of operations—six months ended August 31, 2015 (unaudited)

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund	Target 2025 Fund

Investment income
Interest allocated from affiliated Master Portfolios*	$4,927,305	$4,107,028	$7,149,841	$21,407,191	$15,038,739
Dividends allocated from affiliated Master Portfolios**	1,261,893	1,129,230	2,319,425	10,732,862	12,732,026
Affiliated income allocated from affiliated Master Portfolios	34,566	29,940	55,435	205,672	170,128
Securities lending income allocated from affiliated Master Portfolios	32,992	29,629	60,592	273,403	321,206
Expenses allocated from affiliated Master Portfolios	(539,146)	(421,131)	(664,897)	(2,229,392)	(1,945,669)

Total investment income	5,717,610	4,874,696	8,920,396	30,389,736	26,316,430

Expenses
Management fee	970,782	748,181	1,106,045	3,460,608	3,026,593
Administration fees
Class A	18,253	31,072	2,746	77,652	6,108
Class B	6	16	N/A	122	N/A
Class C	4,111	2,916	N/A	6,773	N/A
Class R	34	64	60	772	1,211
Class R4	130,699	55,577	65,991	296,085	141,717
Class R6	36,219	28,913	60,462	171,394	223,700
Administrator Class	48,797	78,914	93,475	355,310	191,776
Investor Class	100,320	91,810	163,473	318,302	380,540
Shareholder servicing fees
Class A	18,744	31,873	2,815	79,725	6,295
Class B	6	18	N/A	124	N/A
Class C	4,221	2,983	N/A	6,955	N/A
Class R	35	66	62	777	1,238
Class R4	163,160	69,210	81,802	367,724	175,685
Administrator Class	112,319	181,962	214,209	809,195	436,173
Investor Class	78,375	71,726	127,713	248,673	297,297
Distribution fees
Class B	19	55	N/A	373	N/A
Class C	12,664	8,948	N/A	20,866	N/A
Class R	35	66	62	777	1,238
Custody and accounting fees	14,610	10,678	16,490	53,163	46,720
Professional fees	14,761	14,351	15,088	15,339	14,351
Registration fees	46,583	44,324	29,617	45,560	35,487
Shareholder report expenses	847	13,187	5,916	38,027	29,505
Trustees’ fees and expenses	5,261	4,943	4,762	5,563	5,564
Other fees and expenses	11,831	8,978	7,483	19,266	12,653

Total expenses	1,792,692	1,500,831	1,998,271	6,399,125	5,033,851
Less: Fee waivers and/or expense reimbursements	(587,093)	(423,180)	(554,697)	(1,287,760)	(1,152,542)

Net expenses	1,205,599	1,077,651	1,443,574	5,111,365	3,881,309

Net investment income	4,512,011	3,797,045	7,476,822	25,278,371	22,435,121

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on securities transaction allocated from affiliated Master Portfolios	76,856	139,276	611,932	6,439,215	10,843,443

Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	(18,376,955)	(15,913,836)	(30,600,520)	(121,987,166)	(126,525,256)

Net realized and unrealized gains (losses) on investments	(18,300,099)	(15,774,560)	(29,988,588)	(115,547,951)	(115,681,813)

Net decrease in net assets resulting from operations	$(13,788,088)	$(11,977,515)	$(22,511,766)	$(90,269,580)	$(93,246,692)

* Net of foreign interest withholding taxes allocated from affiliated Master Portfolios in the amount of	$40,918	$34,772	$62,430	$187,358	$131,285
** Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$72,611	$65,118	$133,777	$617,515	$733,181

[1]	For the period from July 1, 2015 (commencement of Fund operations) to August 31, 2015

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended August 31, 2015 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	39

Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund	Target 2060 Fund[1]

$13,862,771	$4,383,836	$4,070,134	$878,331	$1,254,451	$166,708	$298
20,391,688	11,884,580	21,014,287	8,341,923	15,392,440	2,034,597	2,702
200,968	89,718	131,461	46,763	83,804	11,820	61
511,484	294,968	517,694	205,077	377,350	49,435	12
(2,426,340)	(1,166,264)	(1,816,148)	(671,922)	(1,216,215)	(161,229)	(275)

32,540,571	15,486,838	23,917,428	8,800,172	15,891,830	2,101,331	2,798

3,735,689	1,845,535	2,813,794	1,091,764	1,914,294	265,747	365

74,679	4,998	134,734	4,320	3,502	2,311	36
141	N/A	141	N/A	N/A	N/A	N/A
6,211	N/A	7,087	N/A	1,013	N/A	36
852	44	231	39	38	39	35
351,263	122,305	265,576	70,838	145,508	13,314	14
188,137	107,990	139,373	61,366	127,729	21,307	20
341,292	123,393	228,309	72,695	124,517	7,634	62
339,182	321,060	218,863	182,890	108,436	14,888	N/A

76,710	5,162	138,302	4,447	3,625	2,393	43
145	N/A	145	N/A	N/A	N/A	N/A
6,389	N/A	7,282	N/A	1,048	N/A	42
892	46	246	39	39	40	42
436,279	151,130	329,981	87,804	180,956	16,435	17
777,161	280,700	519,642	165,216	283,083	16,646	120
264,986	250,827	170,987	142,883	84,716	11,631	N/A

435	N/A	436	N/A	N/A	N/A	N/A
19,166	N/A	21,844	N/A	3,145	N/A	127
892	46	246	39	39	40	42
57,559	27,432	43,093	16,353	28,695	4,585	312
14,838	14,558	14,766	15,394	14,364	15,950	6,314
64,722	32,354	66,486	40,262	41,784	39,054	10,277
35,991	22,064	33,670	17,918	23,120	205	2,998
5,263	5,047	4,441	4,469	5,047	5,940	2,439
26,454	13,071	22,375	8,746	5,619	7,204	813

6,825,328	3,327,762	5,182,050	1,987,482	3,100,317	445,363	24,154
(1,261,687)	(606,357)	(892,320)	(419,238)	(645,560)	(155,824)	(23,158)

5,563,641	2,721,405	4,289,730	1,568,244	2,454,757	289,539	996

26,976,930	12,765,433	19,627,698	7,231,928	13,437,073	1,811,792	1,802

20,550,093	13,122,412	24,327,570	9,900,115	18,402,480	2,420,607	2,371

(184,558,180)	(103,244,260)	(178,604,856)	(70,312,153)	(128,066,362)	(17,776,093)	(67,118)

(164,008,087)	(90,121,848)	(154,277,286)	(60,412,038)	(109,663,882)	(15,355,486)	(64,747)

$(137,031,157)	$(77,356,415)	$(134,649,588)	$(53,180,110)	$(96,226,809)	$(13,543,694)	$(62,945)

$120,567	$37,846	$34,635	$7,278	$10,234	$1,355	$2

$1,174,881	$683,462	$1,207,130	$479,162	$883,679	$116,386	$113

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target Today Fund
	Six months ended August 31, 2015 (unaudited)		Year ended February 28, 2015

Operations
Net investment income		$4,512,011		$12,579,456
Net realized gains on investments		76,856		6,346,242
Net change in unrealized gains (losses) on investments		(18,376,955)		(1,840,701)

Net increase (decrease) in net assets resulting from operations		(13,788,088)		17,084,997

Distributions to shareholders from
Net investment income
Class A		0		(193,927)
Class B		0		(78)
Class C		0		(15,619)
Class R		0		(262)
Class R4		0		(5,322,411)
Class R6		0		(4,061,528)
Administrator Class		0		(1,449,242)
Investor Class		0		(795,078)
Net realized gains
Class A		0		(153,080)
Class B		0		(179)
Class C		0		(34,694)
Class R		0		(257)
Class R4		0		(3,250,286)
Class R6		0		(2,329,902)
Administrator Class		0		(1,015,397)
Investor Class		0		(666,758)

Total distributions to shareholders		0		(19,288,698)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	19,746	211,746	76,294	833,129
Class C	8,487	93,003	48,463	538,402
Class R	49	532	143	1,538
Class R4	1,998,461	21,975,386	4,754,596	53,006,154
Class R6	6,465,413	70,840,023	8,344,183	92,749,454
Administrator Class	712,052	7,813,973	2,005,642	22,261,985
Investor Class	331,112	3,628,045	1,651,999	18,300,793

		104,562,708		187,691,455

Reinvestment of distributions
Class A	0	0	31,062	334,626
Class B	0	0	23	257
Class C	0	0	4,421	48,723
Class R	0	0	48	519
Class R4	0	0	775,475	8,541,537
Class R6	0	0	572,847	6,301,510
Administrator Class	0	0	223,809	2,459,328
Investor Class	0	0	132,462	1,453,568

		0		19,140,068

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	41

	Target Today Fund
	Six months ended August 31, 2015 (unaudited)		Year ended February 28, 2015

Capital share transactions (continued)	Shares		Shares
Payment for shares redeemed
Class A	(99,885)	$(1,071,284)	(279,921)	$(3,045,371)
Class B	(578)	(6,472)	(3,543)	(40,062)
Class C	(20,036)	(219,983)	(125,361)	(1,399,945)
Class R4	(4,233,891)	(46,487,293)	(8,052,045)	(89,790,655)
Class R6	(5,581,436)	(61,199,071)	(8,292,123)	(92,089,807)
Administrator Class	(3,244,503)	(35,440,308)	(3,756,108)	(41,651,307)
Investor Class	(773,358)	(8,454,844)	(2,420,301)	(26,777,449)

		(152,879,255)		(254,794,596)

Net decrease in net assets resulting from capital share transactions		(48,316,547)		(47,963,073)

Total decrease in net assets		(62,104,635)		(50,166,774)

Net assets
Beginning of period		762,435,303		812,602,077

End of period		$700,330,668		$762,435,303

Undistributed (overdistributed) net investment income		$4,198,193		$(313,818)

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2010 Fund
	Six months ended August 31, 2015 (unaudited)		Year ended February 28, 2015

Operations
Net investment income		$3,797,045		$11,165,066
Net realized gains on investments		139,276		9,529,742
Net change in unrealized gains (losses) on investments		(15,913,836)		(4,512,446)

Net increase (decrease) in net assets resulting from operations		(11,977,515)		16,182,362

Distributions to shareholders from
Net investment income
Class A		0		(372,432)
Class B		0		(216)
Class C		0		(15,256)
Class R		0		(296)
Class R4		0		(2,694,729)
Class R6		0		(4,195,148)
Administrator Class		0		(2,682,826)
Investor Class		0		(775,365)
Net realized gains
Class A		0		(558,316)
Class B		0		(337)
Class C		0		(55,739)
Class R		0		(544)
Class R4		0		(3,102,924)
Class R6		0		(4,601,232)
Administrator Class		0		(3,552,844)
Investor Class		0		(1,234,798)

Total distributions to shareholders		0		(23,843,002)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	16,720	218,432	115,224	1,538,697
Class B	2,193	29,082	233	3,142
Class C	3,856	51,251	40,467	545,273
Class R	8	97	1,975	25,879
Class R4	1,063,341	14,046,655	2,640,225	35,515,055
Class R6	5,826,048	76,643,305	4,876,500	65,632,435
Administrator Class	772,455	10,201,240	2,134,780	28,689,998
Investor Class	223,941	2,943,957	1,046,657	14,058,094

		104,134,019		146,008,573

Reinvestment of distributions
Class A	0	0	69,322	910,162
Class B	0	0	41	550
Class C	0	0	5,162	68,661
Class R	0	0	64	840
Class R4	0	0	434,495	5,764,531
Class R6	0	0	653,875	8,672,700
Administrator Class	0	0	470,299	6,235,670
Investor Class	0	0	151,674	2,004,970

		0		23,658,084

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	43

	Target 2010 Fund
	Six months ended August 31, 2015 (unaudited)		Year ended February 28, 2015

Capital share transactions (continued)	Shares		Shares
Payment for shares redeemed
Class A	(203,200)	$(2,648,842)	(553,921)	$(7,389,135)
Class B	(619)	(8,238)	(8,169)	(110,644)
Class C	(46,417)	(618,869)	(55,775)	(755,424)
Class R4	(3,093,395)	(40,731,449)	(6,709,692)	(90,398,783)
Class R6	(3,350,796)	(44,233,434)	(9,626,934)	(128,714,718)
Administrator Class	(5,146,209)	(67,660,426)	(4,902,108)	(65,963,802)
Investor Class	(629,808)	(8,268,024)	(1,177,152)	(15,798,042)

		(164,169,282)		(309,130,548)

Net decrease in net assets resulting from capital share transactions		(60,035,263)		(139,463,891)

Total decrease in net assets		(72,012,778)		(147,124,531)

Net assets
Beginning of period		591,189,894		738,314,425

End of period		$519,177,116		$591,189,894

Undistributed (overdistributed) net investment income		$3,362,497		$(434,548)

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2015 Fund
	Six months ended August 31, 2015 (unaudited)		Year ended February 28, 2015

Operations
Net investment income		$7,476,822		$16,340,925
Net realized gains on investments		611,932		11,085,269
Net change in unrealized gains (losses) on investments		(30,600,520)		910,797

Net increase (decrease) in net assets resulting from operations		(22,511,766)		28,336,991

Distributions to shareholders from
Net investment income
Class A		(10,857)		(7,261)
Class R		(197)		(274)
Class R4		(900,028)		(2,991,541)
Class R6		(2,201,131)		(7,786,763)
Administrator Class		(856,842)		(2,901,440)
Investor Class		(444,304)		(1,424,728)
Net realized gains
Class A		0		(9,641)
Class R		0		(312)
Class R4		0		(2,088,489)
Class R6		0		(5,103,131)
Administrator Class		0		(2,314,961)
Investor Class		0		(1,311,117)

Total distributions to shareholders		(4,413,359)		(25,939,658)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	65,002	667,244	162,058	1,681,646
Class R	31	329	2,714	28,552
Class R4	1,275,594	13,161,235	4,387,585	45,737,459
Class R6	8,060,541	82,583,984	10,572,473	110,001,058
Administrator Class	1,212,621	12,655,999	2,999,551	31,585,482
Investor Class	724,431	7,560,923	4,221,952	44,493,095

		116,629,714		233,527,292

Reinvestment of distributions
Class A	859	8,879	1,126	11,607
Class R	19	197	56	586
Class R4	86,792	900,028	476,544	4,933,817
Class R6	201,560	2,088,158	1,221,987	12,630,860
Administrator Class	81,605	856,035	497,933	5,211,869
Investor Class	42,242	443,962	260,854	2,732,022

		4,297,259		25,520,761

Payment for shares redeemed
Class A	(36,901)	(376,964)	(7,974)	(83,464)
Class R	0	0	(575)	(6,033)
Class R4	(4,521,237)	(46,488,674)	(5,768,079)	(60,225,717)
Class R6	(8,813,559)	(90,710,344)	(13,518,452)	(140,547,212)
Administrator Class	(5,407,968)	(56,127,160)	(5,780,723)	(60,831,438)
Investor Class	(1,854,291)	(19,309,360)	(5,886,688)	(62,047,217)

		(213,012,502)		(323,741,081)

Net decrease in net assets resulting from capital share transactions		(92,085,529)		(64,693,028)

Total decrease in net assets		(119,010,654)		(62,295,695)

Net assets
Beginning of period		899,090,768		961,386,463

End of period		$780,080,114		$899,090,768

Undistributed net investment income		$3,520,076		$456,613

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	45

	Target 2020 Fund
	Six months ended August 31, 2015 (unaudited)		Year ended February 28, 2015

Operations
Net investment income		$25,278,371		$48,427,145
Net realized gains on investments		6,439,215		45,142,412
Net change in unrealized gains (losses) on investments		(121,987,166)		15,049,419

Net increase (decrease) in net assets resulting from operations		(90,269,580)		108,618,976

Distributions to shareholders from
Net investment income
Class A		(170,297)		(805,193)
Class B		(108)		(415)
Class C		(6,481)		(26,934)
Class R		(1,980)		(438)
Class R4		(2,552,302)		(12,118,889)
Class R6		(4,027,535)		(19,550,520)
Administrator Class		(1,941,486)		(10,022,105)
Investor Class		(494,021)		(2,398,092)
Net realized gains
Class A		0		(1,074,379)
Class B		0		(2,266)
Class C		0		(89,158)
Class R		0		(670)
Class R4		0		(12,378,349)
Class R6		0		(18,703,305)
Administrator Class		0		(11,495,111)
Investor Class		0		(3,333,062)

Total distributions to shareholders		(9,194,210)		(91,998,886)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	141,660	2,139,943	332,964	5,068,995
Class B	0	0	1,217	18,882
Class C	43,753	656,656	109,454	1,654,845
Class R	637	9,527	47,212	711,108
Class R4	4,822,663	74,021,520	13,205,968	204,555,577
Class R6	15,969,379	244,248,878	22,727,943	351,507,165
Administrator Class	3,790,565	58,023,349	7,379,940	113,872,356
Investor Class	908,550	13,882,680	3,864,596	59,607,607

		392,982,553		736,996,535

Reinvestment of distributions
Class A	10,772	163,413	119,695	1,811,214
Class B	7	108	178	2,681
Class C	392	5,922	7,150	107,398
Class R	131	1,980	74	1,108
Class R4	165,412	2,552,302	1,564,995	24,113,004
Class R6	250,261	3,859,026	2,444,577	37,647,898
Administrator Class	126,123	1,941,036	1,400,855	21,514,123
Investor Class	32,030	492,292	372,720	5,713,646

		9,016,079		90,911,072

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2020 Fund
	Six months ended August 31, 2015 (unaudited)		Year ended February 28, 2015

Capital share transactions (continued)	Shares		Shares
Payment for shares redeemed
Class A	(273,553)	$(4,125,991)	(1,209,035)	$(18,370,974)
Class B	(826)	(12,482)	(10,029)	(152,201)
Class C	(41,099)	(616,671)	(98,646)	(1,489,341)
Class R	(22,474)	(335,893)	(65)	(988)
Class R4	(10,239,393)	(156,630,206)	(17,075,251)	(264,192,490)
Class R6	(10,114,030)	(155,055,983)	(22,438,223)	(345,508,507)
Administrator Class	(8,418,545)	(128,100,983)	(14,005,572)	(215,788,425)
Investor Class	(1,326,161)	(20,253,957)	(3,680,547)	(56,709,750)

		(465,132,166)		(902,212,676)

Net decrease in net assets resulting from capital share transactions		(63,133,534)		(74,305,069)

Total decrease in net assets		(162,597,324)		(57,684,979)

Net assets
Beginning of period		2,832,376,674		2,890,061,653

End of period		$2,669,779,350		$2,832,376,674

Undistributed (overdistributed) net investment income		$13,615,853		$(2,468,308)

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	47

	Target 2025 Fund
	Six months ended August 31, 2015 (unaudited)		Year ended February 28, 2015

Operations
Net investment income		$22,435,121		$39,901,505
Net realized gains on investments		10,843,443		47,430,933
Net change in unrealized gains (losses) on investments		(126,525,256)		26,867,519

Net increase (decrease) in net assets resulting from operations		(93,246,692)		114,199,957

Distributions to shareholders from
Net investment income
Class A		(22,538)		(28,073)
Class R		(3,466)		(261)
Class R4		(2,054,097)		(5,527,487)
Class R6		(9,561,349)		(24,228,949)
Administrator Class		(1,693,475)		(4,882,326)
Investor Class		(920,621)		(2,773,040)
Net realized gains
Class A		0		(50,943)
Class R		0		(531)
Class R4		0		(6,791,913)
Class R6		0		(27,332,563)
Administrator Class		0		(6,990,413)
Investor Class		0		(4,598,742)

Total distributions to shareholders		(14,255,546)		(83,205,241)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	304,681	3,227,659	193,440	2,055,090
Class R	1,650	17,440	96,568	1,019,043
Class R4	4,055,556	43,081,693	12,369,706	131,672,935
Class R6	20,192,084	213,044,042	24,877,513	264,398,662
Administrator Class	3,313,538	35,281,301	5,487,009	58,546,886
Investor Class	2,462,319	26,133,876	8,898,622	94,618,438

		320,786,011		552,311,054

Reinvestment of distributions
Class A	1,696	17,990	5,987	63,100
Class R	325	3,466	75	792
Class R4	193,122	2,054,097	1,109,964	11,734,557
Class R6	865,224	9,197,341	4,812,369	50,835,459
Administrator Class	157,998	1,685,139	1,115,960	11,817,389
Investor Class	86,260	919,238	696,636	7,364,420

		13,877,271		81,815,717

Payment for shares redeemed
Class A	(94,383)	(1,001,668)	(31,254)	(332,561)
Class R	(13,256)	(139,626)	(2,864)	(30,440)
Class R4	(10,262,384)	(108,365,960)	(11,548,137)	(123,103,664)
Class R6	(14,715,905)	(155,754,356)	(24,655,559)	(261,874,834)
Administrator Class	(5,010,701)	(52,833,105)	(7,330,097)	(77,900,680)
Investor Class	(3,610,377)	(38,270,877)	(9,170,854)	(97,472,429)

		(356,365,592)		(560,714,608)

Net increase (decrease) in net assets resulting from capital share transactions		(21,702,310)		73,412,163

Total increase (decrease) in net assets		(129,204,548)		104,406,879

Net assets
Beginning of period		2,459,994,709		2,355,587,830

End of period		$2,330,790,161		$2,459,994,709

Undistributed (overdistributed) net investment income		$6,207,895		$(1,971,680)

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2030 Fund
	Six months ended August 31, 2015 (unaudited)		Year ended February 28, 2015

Operations
Net investment income		$26,976,930		$45,711,630
Net realized gains on investments		20,550,093		62,882,063
Net change in unrealized gains (losses) on investments		(184,558,180)		58,066,749

Net increase (decrease) in net assets resulting from operations		(137,031,157)		166,660,442

Distributions to shareholders from
Net investment income
Class A		(273,721)		(677,442)
Class B		(120)		(185)
Class C		(6,362)		(22,094)
Class R		(2,833)		(326)
Class R4		(5,247,819)		(12,983,490)
Class R6		(8,316,686)		(18,844,775)
Administrator Class		(3,203,359)		(8,903,080)
Investor Class		(872,097)		(2,348,244)
Net realized gains
Class A		0		(1,194,652)
Class B		0		(2,255)
Class C		0		(96,274)
Class R		0		(743)
Class R4		0		(17,426,491)
Class R6		0		(23,787,717)
Administrator Class		0		(13,435,518)
Investor Class		0		(4,383,229)

Total distributions to shareholders		(17,922,997)		(104,106,515)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	208,737	3,504,377	287,115	4,817,582
Class B	2,151	35,339	2,828	46,220
Class C	43,987	721,645	125,909	2,065,538
Class R	23,718	399,003	33,788	560,396
Class R4	6,093,822	104,079,801	15,077,292	256,115,112
Class R6	18,062,635	305,738,699	22,897,141	387,933,027
Administrator Class	3,888,718	66,334,950	7,619,354	129,264,505
Investor Class	891,739	15,195,161	3,392,493	57,420,934

		496,008,975		838,223,314

Reinvestment of distributions
Class A	15,463	261,321	107,203	1,789,136
Class B	7	120	144	2,360
Class C	362	5,992	6,950	113,052
Class R	168	2,833	64	1,069
Class R4	306,553	5,247,819	1,756,668	29,735,963
Class R6	466,402	7,975,430	2,487,695	42,066,542
Administrator Class	187,214	3,203,107	1,321,041	22,337,020
Investor Class	50,917	869,155	399,100	6,724,149

		17,565,777		102,769,291

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	49

	Target 2030 Fund
	Six months ended August 31, 2015 (unaudited)		Year ended February 28, 2015

Capital share transactions (continued)	Shares		Shares
Payment for shares redeemed
Class A	(185,159)	$(3,114,755)	(766,381)	$(12,834,931)
Class B	(1,879)	(30,922)	(13,728)	(227,331)
Class C	(35,723)	(587,474)	(82,183)	(1,349,794)
Class R	(5,550)	(93,476)	0	0
Class R4	(10,198,568)	(172,703,574)	(15,224,651)	(258,025,158)
Class R6	(7,787,420)	(132,334,857)	(18,824,306)	(317,477,733)
Administrator Class	(7,944,512)	(134,161,408)	(12,267,461)	(208,120,743)
Investor Class	(1,330,515)	(22,595,022)	(3,179,985)	(53,799,875)

		(465,621,488)		(851,835,565)

Net increase in net assets resulting from capital share transactions		47,953,264		89,157,040

Total increase (decrease) in net assets		(107,000,890)		151,710,967

Net assets
Beginning of period		3,008,721,977		2,857,011,010

End of period		$2,901,721,087		$3,008,721,977

Undistributed (overdistributed) net investment income		$6,913,423		$(2,140,510)

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2035 Fund
	Six months ended August 31, 2015 (unaudited)		Year ended February 28, 2015

Operations
Net investment income		$12,765,433		$20,153,221
Net realized gains on investments		13,122,412		33,457,133
Net change in unrealized gains (losses) on investments		(103,244,260)		35,931,372

Net increase (decrease) in net assets resulting from operations		(77,356,415)		89,541,726

Distributions to shareholders from
Net investment income
Class A		(22,085)		(11,351)
Class R		(132)		(250)
Class R4		(1,918,000)		(4,552,684)
Class R6		(5,020,968)		(9,894,055)
Administrator Class		(1,224,313)		(3,059,865)
Investor Class		(875,084)		(2,085,101)
Net realized gains
Class A		0		(29,087)
Class R		0		(656)
Class R4		0		(7,080,852)
Class R6		0		(14,319,031)
Administrator Class		0		(5,534,387)
Investor Class		0		(4,473,743)

Total distributions to shareholders		(9,060,582)		(51,041,062)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	301,639	3,372,603	114,832	1,280,174
Class R	179	2,016	545	6,020
Class R4	3,582,816	40,382,619	10,380,792	115,655,302
Class R6	17,631,749	196,421,167	18,863,675	209,442,897
Administrator Class	2,416,041	27,247,739	4,208,426	46,948,953
Investor Class	1,698,664	19,189,737	6,439,216	71,934,041

		286,615,881		445,267,387

Reinvestment of distributions
Class A	1,690	19,089	2,870	31,736
Class R	12	132	81	906
Class R4	169,633	1,918,000	989,874	10,971,113
Class R6	418,132	4,729,186	2,147,916	23,805,055
Administrator Class	107,855	1,224,313	773,417	8,594,252
Investor Class	76,557	872,744	586,245	6,537,377

		8,763,464		49,940,439

Payment for shares redeemed
Class A	(53,867)	(606,279)	(17,838)	(196,024)
Class R	(4)	(43)	0	0
Class R4	(9,326,191)	(103,818,938)	(9,317,000)	(103,785,972)
Class R6	(7,705,364)	(86,179,192)	(13,191,769)	(146,573,687)
Administrator Class	(3,610,944)	(40,326,636)	(6,348,959)	(70,757,422)
Investor Class	(2,241,097)	(25,355,302)	(6,547,622)	(73,361,779)

		(256,286,390)		(394,674,884)

Net increase in net assets resulting from capital share transactions		39,092,955		100,532,942

Total increase (decrease) in net assets		(47,324,042)		139,033,606

Net assets
Beginning of period		1,437,623,144		1,298,589,538

End of period		$1,390,299,102		$1,437,623,144

Undistributed (overdistributed) net investment income		$3,083,802		$(621,049)

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	51

	Target 2040 Fund
	Six months ended August 31, 2015 (unaudited)		Year ended February 28, 2015

Operations
Net investment income		$19,627,698		$30,763,554
Net realized gains on investments		24,327,570		55,045,410
Net change in unrealized gains (losses) on investments		(178,604,856)		66,613,709

Net increase (decrease) in net assets resulting from operations		(134,649,588)		152,422,673

Distributions to shareholders from
Net investment income
Class A		(543,471)		(1,200,968)
Class B		(264)		(162)
Class C		(11,913)		(27,146)
Class R		(1,200)		(317)
Class R4		(4,200,245)		(9,396,375)
Class R6		(6,808,212)		(12,820,610)
Administrator Class		(2,287,623)		(5,636,830)
Investor Class		(625,767)		(1,387,777)
Net realized gains
Class A		0		(2,598,504)
Class B		0		(2,154)
Class C		0		(142,159)
Class R		0		(1,094)
Class R4		0		(15,496,021)
Class R6		0		(19,650,977)
Administrator Class		0		(10,548,319)
Investor Class		0		(3,215,848)

Total distributions to shareholders		(14,478,695)		(82,125,261)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	187,881	3,631,475	248,238	4,727,578
Class B	3,525	64,849	4,390	79,100
Class C	21,412	392,374	70,624	1,271,545
Class R	9,072	174,692	5,447	103,428
Class R4	4,478,786	88,780,790	10,396,030	202,679,270
Class R6	12,317,386	242,116,838	17,044,949	331,812,232
Administrator Class	2,779,005	54,994,697	5,460,838	106,401,212
Investor Class	695,267	13,734,256	2,322,122	45,117,301

		403,889,971		692,191,666

Reinvestment of distributions
Class A	26,719	524,502	193,344	3,685,810
Class B	14	264	127	2,310
Class C	601	11,102	9,061	162,266
Class R	61	1,200	74	1,411
Class R4	209,802	4,200,245	1,230,631	23,951,901
Class R6	325,024	6,506,977	1,653,217	32,175,865
Administrator Class	114,431	2,287,466	833,285	16,184,178
Investor Class	31,251	623,774	237,509	4,600,208

		14,155,530		80,763,949

The accompanying notes are an integral part of these financial statements.

52	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2040 Fund
	Six months ended August 31, 2015 (unaudited)		Year ended February 28, 2015

Capital share transactions (continued)	Shares		Shares
Payment for shares redeemed
Class A	(317,326)	$(6,185,862)	(755,113)	$(14,385,005)
Class B	(2,164)	(39,828)	(18,915)	(345,883)
Class C	(15,683)	(285,797)	(36,652)	(660,629)
Class R	(435)	(8,279)	0	0
Class R4	(7,145,396)	(140,371,892)	(10,508,338)	(204,163,089)
Class R6	(5,252,958)	(103,622,069)	(12,495,518)	(242,417,640)
Administrator Class	(4,473,751)	(87,730,584)	(8,299,886)	(161,699,797)
Investor Class	(826,553)	(16,342,895)	(1,854,197)	(36,094,967)

		(354,587,206)		(659,767,010)

Net increase in net assets resulting from capital share transactions		63,458,295		113,188,605

Total increase (decrease) in net assets		(85,669,988)		183,486,017

Net assets
Beginning of period		2,235,262,806		2,051,776,789

End of period		$2,149,592,818		$2,235,262,806

Undistributed (overdistributed) net investment income		$3,861,810		$(1,287,193)

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	53

	Target 2045 Fund
	Six months ended August 31, 2015 (unaudited)		Year ended February 28, 2015

Operations
Net investment income		$7,231,928		$10,576,686
Net realized gains on investments		9,900,115		19,864,670
Net change in unrealized gains (losses) on investments		(70,312,153)		26,681,722

Net increase (decrease) in net assets resulting from operations		(53,180,110)		57,123,078

Distributions to shareholders from
Net investment income
Class A		(21,523)		(4,751)
Class R		(121)		(247)
Class R4		(1,155,028)		(2,617,228)
Class R6		(3,008,071)		(5,166,673)
Administrator Class		(752,573)		(1,635,865)
Investor Class		(538,069)		(1,132,164)
Net realized gains
Class A		0		(13,358)
Class R		0		(703)
Class R4		0		(4,476,964)
Class R6		0		(8,195,905)
Administrator Class		0		(3,243,944)
Investor Class		0		(2,649,359)

Total distributions to shareholders		(5,475,385)		(29,137,161)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	334,149	3,897,872	58,029	672,191
Class R	88	1,037	0	0
Class R4	2,642,661	31,343,480	6,501,870	75,580,382
Class R6	12,357,896	144,446,504	13,810,098	159,727,329
Administrator Class	1,794,604	21,267,348	2,816,193	32,835,072
Investor Class	1,198,863	14,275,080	4,019,390	46,841,917

		215,231,321		315,656,891

Reinvestment of distributions
Class A	1,722	20,458	1,189	13,695
Class R	10	121	82	950
Class R4	96,928	1,155,028	582,555	6,736,071
Class R6	240,165	2,859,254	1,145,292	13,219,684
Administrator Class	62,781	752,573	420,200	4,879,809
Investor Class	44,672	537,657	324,494	3,780,828

		5,325,091		28,631,037

Payment for shares redeemed
Class A	(72,049)	(852,976)	(6,857)	(78,742)
Class R4	(6,873,344)	(80,469,655)	(5,573,386)	(64,551,943)
Class R6	(5,162,740)	(60,404,141)	(9,472,525)	(109,431,742)
Administrator Class	(1,887,309)	(22,133,377)	(3,325,706)	(38,732,067)
Investor Class	(1,334,305)	(15,752,510)	(4,417,063)	(51,650,841)

		(179,612,659)		(264,445,335)

Net increase in net assets resulting from capital share transactions		40,943,753		79,842,593

Total increase (decrease) in net assets		(17,711,742)		107,828,510

Net assets
Beginning of period		811,066,461		703,237,951

End of period		$793,354,719		$811,066,461

Undistributed (overdistributed) net investment income		$1,620,495		$(136,048)

The accompanying notes are an integral part of these financial statements.

54	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2050 Fund
	Six months ended August 31, 2015 (unaudited)		Year ended February 28, 2015

Operations
Net investment income		$13,437,073		$19,808,520
Net realized gains on investments		18,402,480		35,317,428
Net change in unrealized gains (losses) on investments		(128,066,362)		50,315,014

Net increase (decrease) in net assets resulting from operations		(96,226,809)		105,440,962

Distributions to shareholders from
Net investment income
Class A		(16,930)		(15,095)
Class C		(1,755)		(2,499)
Class R		(130)		(245)
Class R4		(2,389,508)		(4,752,783)
Class R6		(6,300,134)		(11,612,453)
Administrator Class		(1,304,734)		(2,763,125)
Investor Class		(325,238)		(638,678)
Net realized gains
Class A		0		(37,156)
Class C		0		(11,600)
Class R		0		(701)
Class R4		0		(8,141,008)
Class R6		0		(17,983,426)
Administrator Class		0		(5,450,426)
Investor Class		0		(1,515,960)

Total distributions to shareholders		(10,338,429)		(52,925,155)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	168,632	1,898,541	145,308	1,612,319
Class C	28,244	310,242	54,216	596,455
Class R	77	870	0	0
Class R4	6,024,981	68,249,834	12,897,710	143,215,243
Class R6	19,517,539	219,026,893	22,630,728	250,814,920
Administrator Class	4,263,073	48,113,055	7,797,521	86,417,872
Investor Class	752,001	8,481,976	1,824,093	20,266,596

		346,081,411		502,923,405

Reinvestment of distributions
Class A	1,383	15,796	4,290	47,332
Class C	139	1,581	1,193	13,102
Class R	12	130	85	946
Class R4	208,508	2,389,508	1,111,045	12,310,941
Class R6	529,186	6,064,473	2,638,935	29,242,116
Administrator Class	114,150	1,304,734	743,580	8,213,551
Investor Class	28,326	324,898	194,356	2,151,939

		10,101,120		51,979,927

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	55

	Target 2050 Fund
	Six months ended August 31, 2015 (unaudited)		Year ended February 28, 2015

Capital share transactions (continued)	Shares		Shares
Payment for shares redeemed
Class A	(16,709)	$(190,349)	(25,107)	$(274,134)
Class C	(2,538)	(28,372)	(5,104)	(56,689)
Class R4	(7,059,094)	(79,040,366)	(10,346,898)	(114,627,049)
Class R6	(13,071,694)	(148,424,727)	(16,661,031)	(184,525,342)
Administrator Class	(4,745,083)	(53,190,339)	(7,098,101)	(78,782,008)
Investor Class	(674,775)	(7,636,852)	(1,432,520)	(15,910,898)

		(288,511,005)		(394,176,120)

Net increase in net assets resulting from capital share transactions		67,671,526		160,727,212

Total increase (decrease) in net assets		(38,893,712)		213,243,019

Net assets
Beginning of period		1,475,472,886		1,262,229,867

End of period		$1,436,579,174		$1,475,472,886

Undistributed (overdistributed) net investment income		$2,642,280		$(456,364)

The accompanying notes are an integral part of these financial statements.

56	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2055 Fund
	Six months ended August 31, 2015 (unaudited)		Year ended February 28, 2015

Operations
Net investment income		$1,811,792		$2,092,298
Net realized gains on investments		2,420,607		1,827,847
Net change in unrealized gains (losses) on investments		(17,776,093)		8,032,555

Net increase (decrease) in net assets resulting from operations		(13,543,694)		11,952,700

Distributions to shareholders from
Net investment income
Class A		(9,414)		(3,680)
Class R		(128)		(244)
Class R4		(211,361)		(381,201)
Class R6		(1,026,531)		(1,475,369)
Administrator Class		(79,239)		(115,825)
Investor Class		(45,952)		(61,709)
Net realized gains
Class A		0		(4,743)
Class R		0		(331)
Class R4		0		(350,837)
Class R6		0		(1,205,150)
Administrator Class		0		(119,197)
Investor Class		0		(77,700)

Total distributions to shareholders		(1,372,625)		(3,795,986)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	135,535	1,777,403	41,587	533,025
Class R	394	5,107	0	0
Class R4	988,492	13,105,376	1,799,626	23,161,343
Class R6	5,178,569	67,904,769	6,966,588	89,250,267
Administrator Class	517,118	6,746,169	649,960	8,349,507
Investor Class	260,467	3,413,021	522,230	6,640,366

		92,951,845		127,934,508

Reinvestment of distributions
Class A	638	8,531	538	6,935
Class R	10	128	45	575
Class R4	15,825	211,361	51,913	669,728
Class R6	68,860	918,374	197,157	2,538,592
Administrator Class	5,940	79,239	18,254	235,022
Investor Class	3,470	45,907	10,910	139,268

		1,263,540		3,590,120

Payment for shares redeemed
Class A	(11,213)	(148,666)	(4,791)	(61,175)
Class R	(6)	(79)	0	0
Class R4	(1,270,952)	(16,674,435)	(951,781)	(12,223,183)
Class R6	(2,653,249)	(34,768,018)	(3,515,646)	(45,157,906)
Administrator Class	(332,771)	(4,331,080)	(398,012)	(5,101,595)
Investor Class	(140,252)	(1,836,133)	(250,946)	(3,221,784)

		(57,758,411)		(65,765,643)

Net increase in net assets resulting from capital share transactions		36,456,974		65,758,985

Total increase in net assets		21,540,655		73,915,699

Net assets
Beginning of period		181,621,146		107,705,447

End of period		$203,161,801		$181,621,146

Undistributed net investment income		$542,741		$103,574

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	57

	Target 2060 Fund
	Period ended August 31, 2015[1] (unaudited)

Operations
Net investment income		$1,802
Net realized gains on investments		2,371
Net change in unrealized gains (losses) on investments		(67,118)

Net decrease in net assets resulting from operations		(62,945)

Capital share transactions	Shares
Proceeds from shares sold
Class A	10,508	105,000
Class C	10,299	102,994
Class R	10,000	100,000
Class R4	10,000	100,000
Class R6	40,000	400,000
Administrator Class	38,450	385,347

		1,193,341

Net increase in net assets resulting from capital share transactions		1,193,341

Total increase in net assets		1,130,396

Net assets
Beginning of period		0

End of period		$1,130,396

Undistributed net investment income		$1,802

[1]	For the period from July 1, 2015 (commencement of Fund operations) to August 31, 2015

The accompanying notes are an integral part of these financial statements.

58	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target Today Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2015 (unaudited)	$10.81	0.06		(0.27)	0.00	0.00	$10.60
Year ended February 28, 2015	$10.85	0.15		0.05	(0.13)	(0.11)	$10.81
Year ended February 28, 2014	$10.84	0.15		0.13	(0.13)	(0.14)	$10.85
Year ended February 28, 2013	$10.86	0.15	[4]	0.08	(0.17)	(0.08)	$10.84
Year ended February 29, 2012	$10.56	0.18	[4]	0.39	(0.22)	(0.05)	$10.86
Year ended February 28, 2011	$10.04	0.18	[4]	0.57	(0.23)	0.00	$10.56
Class B
Six months ended August 31, 2015 (unaudited)	$11.29	0.01	[4]	(0.28)	0.00	0.00	$11.02
Year ended February 28, 2015	$11.30	0.06	[4]	0.06	(0.02)	(0.11)	$11.29
Year ended February 28, 2014	$11.26	0.07	[4]	0.14	(0.03)	(0.14)	$11.30
Year ended February 28, 2013	$11.22	0.07	[4]	0.08	(0.03)	(0.08)	$11.26
Year ended February 29, 2012	$10.87	0.10	[4]	0.41	(0.11)	(0.05)	$11.22
Year ended February 28, 2011	$10.31	0.11	[4]	0.58	(0.13)	0.00	$10.87
Class C
Six months ended August 31, 2015 (unaudited)	$11.08	0.01	[4]	(0.28)	0.00	0.00	$10.81
Year ended February 28, 2015	$11.11	0.06	[4]	0.06	(0.04)	(0.11)	$11.08
Year ended February 28, 2014	$11.09	0.06	[4]	0.14	(0.04)	(0.14)	$11.11
Year ended February 28, 2013	$11.11	0.07		0.08	(0.09)	(0.08)	$11.09
Year ended February 29, 2012	$10.78	0.10	[4]	0.41	(0.13)	(0.05)	$11.11
Year ended February 28, 2011	$10.25	0.11	[4]	0.57	(0.15)	0.00	$10.78
Class R
Six months ended August 31, 2015 (unaudited)	$10.80	0.04		(0.27)	0.00	0.00	$10.57
Year ended February 28, 2015	$10.85	0.11		0.06	(0.11)	(0.11)	$10.80
Year ended February 28, 2014[5]	$10.57	0.07		0.41	(0.06)	(0.14)	$10.85
Class R4
Six months ended August 31, 2015 (unaudited)	$11.06	0.07		(0.27)	0.00	0.00	$10.86
Year ended February 28, 2015	$11.10	0.18		0.06	(0.17)	(0.11)	$11.06
Year ended February 28, 2014	$11.08	0.18	[4]	0.15	(0.17)	(0.14)	$11.10
Year ended February 28, 2013[6]	$11.24	0.05	[4]	(0.06)	(0.07)	(0.08)	$11.08
Class R6[7]
Six months ended August 31, 2015 (unaudited)	$11.05	0.08	[4]	(0.28)	0.00	0.00	$10.85
Year ended February 28, 2015	$11.08	0.19		0.08	(0.19)	(0.11)	$11.05
Year ended February 28, 2014	$11.07	0.20	[4]	0.14	(0.19)	(0.14)	$11.08
Year ended February 28, 2013	$11.09	0.21		0.08	(0.23)	(0.08)	$11.07
Year ended February 29, 2012	$10.77	0.24		0.40	(0.27)	(0.05)	$11.09
Year ended February 28, 2011	$10.24	0.24	[4]	0.58	(0.29)	0.00	$10.77
Administrator Class
Six months ended August 31, 2015 (unaudited)	$11.03	0.07		(0.28)	0.00	0.00	$10.82
Year ended February 28, 2015	$11.07	0.16		0.06	(0.15)	(0.11)	$11.03
Year ended February 28, 2014	$11.05	0.16		0.14	(0.14)	(0.14)	$11.07
Year ended February 28, 2013	$11.07	0.17		0.08	(0.19)	(0.08)	$11.05
Year ended February 29, 2012	$10.75	0.20		0.40	(0.23)	(0.05)	$11.07
Year ended February 28, 2011	$10.19	0.20	[4]	0.58	(0.22)	0.00	$10.75
Investor Class
Six months ended August 31, 2015 (unaudited)	$11.02	0.05	[4]	(0.28)	0.00	0.00	$10.79
Year ended February 28, 2015	$11.05	0.13		0.07	(0.12)	(0.11)	$11.02
Year ended February 28, 2014	$11.04	0.14		0.14	(0.13)	(0.14)	$11.05
Year ended February 28, 2013	$11.05	0.16		0.09	(0.18)	(0.08)	$11.04
Year ended February 29, 2012	$10.74	0.19		0.40	(0.23)	(0.05)	$11.05
Year ended February 28, 2011	$10.21	0.20	[4]	0.58	(0.25)	0.00	$10.74

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	59

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

0.90%	0.93%	0.79%	(2.04)%	18%	$14,373
1.26%	0.98%	0.81%	1.83%	42%	$15,537
1.29%	1.01%	0.85%	2.67%	40%	$17,467
1.39%	1.08%	0.96%	2.15%	39%	$19,815
1.69%	1.08%	0.96%	5.47%	46%	$21,822
1.82%	1.10%	0.97%	7.56%	51%	$22,862

0.14%	1.61%	1.54%	(2.39)%	18%	$4
0.54%	1.71%	1.56%	1.03%	42%	$11
0.62%	1.76%	1.61%	1.90%	40%	$51
0.66%	1.82%	1.71%	1.39%	39%	$108
0.97%	1.82%	1.70%	4.73%	46%	$242
1.08%	1.85%	1.72%	6.78%	51%	$865

0.15%	1.68%	1.54%	(2.44)%	18%	$3,263
0.51%	1.73%	1.56%	1.09%	42%	$3,471
0.54%	1.76%	1.60%	1.89%	40%	$4,287
0.64%	1.83%	1.71%	1.36%	39%	$4,945
0.94%	1.83%	1.71%	4.81%	46%	$5,100
1.07%	1.85%	1.72%	6.69%	51%	$5,605

0.66%	1.18%	1.04%	(2.13)%	18%	$28
1.01%	1.27%	1.06%	1.53%	42%	$28
1.02%	1.27%	1.06%	4.61%	40%	$26

1.24%	0.61%	0.45%	(1.81)%	18%	$307,546
1.62%	0.65%	0.45%	2.16%	42%	$338,108
1.66%	0.66%	0.45%	3.09%	40%	$367,184
2.06%	0.75%	0.45%	(0.09)%	39%	$3,073

1.39%	0.46%	0.30%	(1.81)%	18%	$245,348
1.77%	0.51%	0.30%	2.41%	42%	$240,044
1.79%	0.57%	0.37%	3.23%	40%	$233,894
1.90%	0.65%	0.45%	2.63%	39%	$671,576
2.20%	0.65%	0.45%	6.09%	46%	$700,645
2.31%	0.66%	0.45%	8.14%	51%	$580,536

1.05%	0.80%	0.65%	(1.90)%	18%	$70,295
1.42%	0.82%	0.65%	1.95%	42%	$99,638
1.45%	0.85%	0.69%	2.87%	40%	$116,854
1.54%	0.92%	0.80%	2.29%	39%	$139,771
1.84%	0.92%	0.80%	5.74%	46%	$121,886
1.99%	0.93%	0.80%	7.70%	51%	$77,216

0.83%	1.00%	0.86%	(2.09)%	18%	$59,474
1.21%	1.04%	0.86%	1.84%	42%	$65,597
1.28%	1.08%	0.86%	2.61%	40%	$72,839
1.48%	1.14%	0.86%	2.32%	39%	$107,673
1.79%	1.15%	0.86%	5.59%	46%	$107,779
1.91%	1.18%	0.86%	7.72%	51%	$86,784

The accompanying notes are an integral part of these financial statements.

60	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2010 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2015 (unaudited)	$13.16	0.07	[4]	(0.37)	0.00	0.00	$12.86
Year ended February 28, 2015	$13.33	0.18	[4]	0.09	(0.17)	(0.27)	$13.16
Year ended February 28, 2014	$13.30	0.19	[4]	0.31	(0.17)	(0.30)	$13.33
Year ended February 28, 2013	$13.26	0.20	[4]	0.18	(0.21)	(0.13)	$13.30
Year ended February 29, 2012	$12.86	0.21	[4]	0.43	(0.24)	0.00	$13.26
Year ended February 28, 2011	$12.04	0.22	[4]	0.88	(0.28)	0.00	$12.86
Class B
Six months ended August 31, 2015 (unaudited)	$13.38	0.02	[4]	(0.36)	0.00	0.00	$13.04
Year ended February 28, 2015	$13.49	0.09	[4]	0.10	(0.03)	(0.27)	$13.38
Year ended February 28, 2014	$13.43	0.08	[4]	0.32	(0.04)	(0.30)	$13.49
Year ended February 28, 2013	$13.37	0.09	[4]	0.19	(0.09)	(0.13)	$13.43
Year ended February 29, 2012	$12.93	0.12	[4]	0.44	(0.12)	0.00	$13.37
Year ended February 28, 2011	$12.10	0.12	[4]	0.88	(0.17)	0.00	$12.93
Class C
Six months ended August 31, 2015 (unaudited)	$13.36	0.02	[4]	(0.37)	0.00	0.00	$13.01
Year ended February 28, 2015	$13.52	0.09		0.09	(0.07)	(0.27)	$13.36
Year ended February 28, 2014	$13.48	0.09	[4]	0.31	(0.06)	(0.30)	$13.52
Year ended February 28, 2013	$13.44	0.09		0.19	(0.11)	(0.13)	$13.48
Year ended February 29, 2012	$13.03	0.12	[4]	0.43	(0.14)	0.00	$13.44
Year ended February 28, 2011	$12.19	0.12	[4]	0.91	(0.19)	0.00	$13.03
Class R
Six months ended August 31, 2015 (unaudited)	$13.11	0.05		(0.37)	0.00	0.00	$12.79
Year ended February 28, 2015	$13.28	0.15	[4]	0.10	(0.15)	(0.27)	$13.11
Year ended February 28, 2014[5]	$13.08	0.10	[4]	0.58	(0.18)	(0.30)	$13.28
Class R4
Six months ended August 31, 2015 (unaudited)	$13.30	0.09	[4]	(0.38)	0.00	0.00	$13.01
Year ended February 28, 2015	$13.46	0.23	[4]	0.10	(0.22)	(0.27)	$13.30
Year ended February 28, 2014	$13.43	0.24	[4]	0.31	(0.22)	(0.30)	$13.46
Year ended February 28, 2013[6]	$13.56	0.08		0.00 [7]	(0.08)	(0.13)	$13.43
Class R6[8]
Six months ended August 31, 2015 (unaudited)	$13.29	0.10	[4]	(0.38)	0.00	0.00	$13.01
Year ended February 28, 2015	$13.45	0.27		0.08	(0.24)	(0.27)	$13.29
Year ended February 28, 2014	$13.43	0.25	[4]	0.32	(0.25)	(0.30)	$13.45
Year ended February 28, 2013	$13.39	0.26		0.19	(0.28)	(0.13)	$13.43
Year ended February 29, 2012	$12.97	0.28		0.45	(0.31)	0.00	$13.39
Year ended February 28, 2011	$12.15	0.28		0.88	(0.34)	0.00	$12.97
Administrator Class
Six months ended August 31, 2015 (unaudited)	$13.29	0.08	[4]	(0.37)	0.00	0.00	$13.00
Year ended February 28, 2015	$13.46	0.21		0.08	(0.19)	(0.27)	$13.29
Year ended February 28, 2014	$13.42	0.21	[4]	0.32	(0.19)	(0.30)	$13.46
Year ended February 28, 2013	$13.38	0.21	[4]	0.19	(0.23)	(0.13)	$13.42
Year ended February 29, 2012	$12.97	0.24		0.43	(0.26)	0.00	$13.38
Year ended February 28, 2011	$12.14	0.24		0.89	(0.30)	0.00	$12.97
Investor Class
Six months ended August 31, 2015 (unaudited)	$13.26	0.06		(0.37)	0.00	0.00	$12.95
Year ended February 28, 2015	$13.42	0.17		0.11	(0.17)	(0.27)	$13.26
Year ended February 28, 2014	$13.40	0.19	[4]	0.30	(0.17)	(0.30)	$13.42
Year ended February 28, 2013	$13.36	0.20		0.19	(0.22)	(0.13)	$13.40
Year ended February 29, 2012	$12.95	0.23		0.43	(0.25)	0.00	$13.36
Year ended February 28, 2011	$12.12	0.22	[4]	0.90	(0.29)	0.00	$12.95

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	Amount is less than $0.005.

[8]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	61

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.07%	0.94%	0.81%	(2.28)%	18%	$23,741
1.36%	0.99%	0.83%	2.11%	41%	$26,753
1.39%	1.02%	0.87%	3.87%	40%	$32,012
1.39%	1.08%	0.99%	2.92%	37%	$36,462
1.63%	1.08%	0.99%	5.05%	43%	$39,691
1.72%	1.10%	1.00%	9.24%	47%	$42,615

0.29%	1.59%	1.54%	(2.54)%	18%	$32
0.69%	1.74%	1.58%	1.42%	41%	$11
0.62%	1.77%	1.63%	3.05%	40%	$118
0.67%	1.83%	1.74%	2.12%	37%	$341
0.90%	1.83%	1.74%	4.35%	43%	$748
0.98%	1.85%	1.75%	8.45%	47%	$1,542

0.32%	1.69%	1.56%	(2.62)%	18%	$2,154
0.61%	1.75%	1.58%	1.39%	41%	$2,781
0.64%	1.77%	1.62%	3.07%	40%	$2,952
0.64%	1.83%	1.74%	2.10%	37%	$3,269
0.88%	1.83%	1.74%	4.28%	43%	$3,323
0.96%	1.85%	1.75%	8.48%	47%	$3,114

0.81%	1.20%	1.06%	(2.44)%	18%	$52
1.09%	1.27%	1.08%	1.92%	41%	$53
1.18%	1.29%	1.08%	5.36%	40%	$26

1.41%	0.63%	0.47%	(2.18)%	18%	$119,093
1.73%	0.66%	0.47%	2.55%	41%	$148,668
1.79%	0.67%	0.47%	4.24%	40%	$199,432
2.03%	0.75%	0.47%	0.63%	37%	$5,555

1.55%	0.48%	0.32%	(2.11)%	18%	$213,228
1.88%	0.51%	0.32%	2.71%	41%	$184,812
1.89%	0.57%	0.38%	4.35%	40%	$242,218
1.91%	0.65%	0.48%	3.43%	37%	$486,113
2.14%	0.65%	0.48%	5.61%	43%	$563,343
2.23%	0.66%	0.48%	9.90%	47%	$455,447

1.22%	0.81%	0.67%	(2.18)%	18%	$107,601
1.53%	0.83%	0.67%	2.26%	41%	$168,185
1.55%	0.86%	0.71%	4.08%	40%	$201,159
1.54%	0.92%	0.83%	3.08%	37%	$241,045
1.79%	0.92%	0.83%	5.25%	43%	$190,863
1.88%	0.93%	0.83%	9.44%	47%	$191,943

1.00%	1.02%	0.88%	(2.34)%	18%	$53,278
1.31%	1.06%	0.88%	2.14%	41%	$59,927
1.39%	1.08%	0.88%	3.78%	40%	$60,396
1.49%	1.14%	0.89%	3.01%	37%	$64,141
1.73%	1.15%	0.89%	5.21%	43%	$61,766
1.79%	1.18%	0.89%	9.40%	47%	$53,646

The accompanying notes are an integral part of these financial statements.

62	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2015 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2015 (unaudited)	$10.40	0.07		(0.36)	(0.05)	0.00	$10.06
Year ended February 28, 2015	$10.38	0.15		0.13	(0.14)	(0.12)	$10.40
Year ended February 28, 2014	$10.13	0.15	[4]	0.40	(0.14)	(0.16)	$10.38
Year ended February 28, 2013[5]	$10.11	0.03	[4]	0.13	(0.04)	(0.10)	$10.13
Class R
Six months ended August 31, 2015 (unaudited)	$10.55	0.06		(0.38)	(0.04)	0.00	$10.19
Year ended February 28, 2015	$10.52	0.12		0.14	(0.11)	(0.12)	$10.55
Year ended February 28, 2014[6]	$10.08	0.08	[4]	0.57	(0.05)	(0.16)	$10.52
Class R4
Six months ended August 31, 2015 (unaudited)	$10.43	0.09		(0.37)	(0.05)	0.00	$10.10
Year ended February 28, 2015	$10.40	0.18		0.14	(0.17)	(0.12)	$10.43
Year ended February 28, 2014	$10.14	0.20		0.38	(0.16)	(0.16)	$10.40
Year ended February 28, 2013[5]	$10.11	0.05	[4]	0.13	(0.05)	(0.10)	$10.14
Class R6[7]
Six months ended August 31, 2015 (unaudited)	$10.42	0.10		(0.37)	(0.06)	0.00	$10.09
Year ended February 28, 2015	$10.39	0.20		0.14	(0.19)	(0.12)	$10.42
Year ended February 28, 2014	$10.13	0.21		0.39	(0.18)	(0.16)	$10.39
Year ended February 28, 2013	$9.98	0.18	[4]	0.27	(0.20)	(0.10)	$10.13
Year ended February 29, 2012	$9.81	0.19		0.29	(0.20)	(0.11)	$9.98
Year ended February 28, 2011	$9.05	0.19		0.85	(0.23)	(0.05)	$9.81
Administrator Class
Six months ended August 31, 2015 (unaudited)	$10.55	0.08		(0.37)	(0.05)	0.00	$10.21
Year ended February 28, 2015	$10.52	0.17		0.14	(0.15)	(0.12)	$10.55
Year ended February 28, 2014	$10.24	0.16		0.42	(0.14)	(0.16)	$10.52
Year ended February 28, 2013	$10.10	0.15	[4]	0.26	(0.17)	(0.10)	$10.24
Year ended February 29, 2012	$9.92	0.17		0.29	(0.17)	(0.11)	$10.10
Year ended February 28, 2011	$9.15	0.17		0.85	(0.20)	(0.05)	$9.92
Investor Class
Six months ended August 31, 2015 (unaudited)	$10.56	0.07	[4]	(0.38)	(0.04)	0.00	$10.21
Year ended February 28, 2015	$10.53	0.15		0.13	(0.13)	(0.12)	$10.56
Year ended February 28, 2014	$10.26	0.14	[4]	0.41	(0.12)	(0.16)	$10.53
Year ended February 28, 2013	$10.11	0.14		0.27	(0.16)	(0.10)	$10.26
Year ended February 29, 2012	$9.93	0.16		0.29	(0.16)	(0.11)	$10.11
Year ended February 28, 2011	$9.16	0.16	[4]	0.85	(0.19)	(0.05)	$9.93

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	63

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.45%	0.93%	0.82%	(2.82)%	18%	$2,174
1.39%	0.99%	0.84%	2.75%	39%	$1,947
1.45%	0.99%	0.84%	5.56%	38%	$332
1.28%	1.05%	0.84%	1.60%	35%	$10

1.21%	1.18%	1.07%	(3.03)%	18%	$49
1.16%	1.25%	1.09%	2.51%	39%	$50
1.14%	1.26%	1.09%	6.51%	38%	$27

1.81%	0.62%	0.48%	(2.67)%	18%	$142,456
1.78%	0.66%	0.48%	3.15%	39%	$180,101
1.76%	0.66%	0.48%	5.90%	38%	$189,078
1.90%	0.75%	0.48%	1.72%	35%	$2,614

1.94%	0.47%	0.33%	(2.64)%	18%	$401,856
1.92%	0.51%	0.33%	3.31%	39%	$420,676
1.88%	0.55%	0.38%	6.04%	38%	$437,620
1.87%	0.65%	0.49%	4.56%	35%	$613,945
2.05%	0.65%	0.49%	5.06%	40%	$536,453
2.11%	0.66%	0.49%	11.68%	44%	$387,146

1.52%	0.80%	0.68%	(2.78)%	18%	$140,309
1.57%	0.83%	0.68%	2.91%	39%	$188,412
1.54%	0.85%	0.72%	5.79%	38%	$211,930
1.47%	0.92%	0.84%	4.06%	35%	$194,125
1.70%	0.92%	0.84%	4.74%	40%	$84,759
1.76%	0.93%	0.84%	11.28%	44%	$61,227

1.38%	1.01%	0.89%	(2.91)%	18%	$93,236
1.37%	1.05%	0.89%	2.68%	39%	$107,906
1.36%	1.08%	0.89%	5.49%	38%	$122,400
1.46%	1.14%	0.90%	4.08%	35%	$200,596
1.65%	1.15%	0.90%	4.67%	40%	$165,774
1.69%	1.18%	0.90%	11.22%	44%	$142,622

The accompanying notes are an integral part of these financial statements.

64	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2020 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2015 (unaudited)	$15.24	0.12		(0.64)	(0.04)	0.00	$14.68
Year ended February 28, 2015	$15.14	0.20	[4]	0.33	(0.18)	(0.25)	$15.24
Year ended February 28, 2014	$14.53	0.20		0.97	(0.17)	(0.39)	$15.14
Year ended February 28, 2013	$14.25	0.20		0.50	(0.21)	(0.21)	$14.53
Year ended February 29, 2012	$13.97	0.21		0.33	(0.22)	(0.04)	$14.25
Year ended February 28, 2011	$12.54	0.20		1.46	(0.23)	0.00	$13.97
Class B
Six months ended August 31, 2015 (unaudited)	$15.25	0.05		(0.61)	(0.02)	0.00	$14.67
Year ended February 28, 2015	$15.13	0.09	[4]	0.32	(0.04)	(0.25)	$15.25
Year ended February 28, 2014	$14.47	0.08	[4]	0.97	0.00	(0.39)	$15.13
Year ended February 28, 2013	$14.16	0.09	[4]	0.51	(0.08)	(0.21)	$14.47
Year ended February 29, 2012	$13.85	0.10	[4]	0.33	(0.08)	(0.04)	$14.16
Year ended February 28, 2011	$12.41	0.09	[4]	1.46	(0.11)	0.00	$13.85
Class C
Six months ended August 31, 2015 (unaudited)	$15.16	0.05		(0.61)	(0.02)	0.00	$14.58
Year ended February 28, 2015	$15.08	0.09		0.32	(0.08)	(0.25)	$15.16
Year ended February 28, 2014	$14.49	0.08		0.97	(0.07)	(0.39)	$15.08
Year ended February 28, 2013	$14.20	0.09		0.51	(0.10)	(0.21)	$14.49
Year ended February 29, 2012	$13.93	0.08		0.35	(0.12)	(0.04)	$14.20
Year ended February 28, 2011	$12.51	0.08		1.48	(0.14)	0.00	$13.93
Class R
Six months ended August 31, 2015 (unaudited)	$15.18	0.09	[4]	(0.62)	(0.04)	0.00	$14.61
Year ended February 28, 2015	$15.10	0.15	[4]	0.34	(0.16)	(0.25)	$15.18
Year ended February 28, 2014[5]	$14.48	0.10	[4]	1.10	(0.19)	(0.39)	$15.10
Class R4
Six months ended August 31, 2015 (unaudited)	$15.50	0.14		(0.64)	(0.05)	0.00	$14.95
Year ended February 28, 2015	$15.40	0.26		0.33	(0.24)	(0.25)	$15.50
Year ended February 28, 2014	$14.77	0.19		1.06	(0.23)	(0.39)	$15.40
Year ended February 28, 2013[6]	$14.66	0.09		0.31	(0.08)	(0.21)	$14.77
Class R6[7]
Six months ended August 31, 2015 (unaudited)	$15.50	0.15		(0.64)	(0.06)	0.00	$14.95
Year ended February 28, 2015	$15.40	0.28		0.33	(0.26)	(0.25)	$15.50
Year ended February 28, 2014	$14.77	0.27	[4]	1.00	(0.25)	(0.39)	$15.40
Year ended February 28, 2013	$14.47	0.27		0.52	(0.28)	(0.21)	$14.77
Year ended February 29, 2012	$14.19	0.27	[4]	0.35	(0.30)	(0.04)	$14.47
Year ended February 28, 2011	$12.73	0.26		1.50	(0.30)	0.00	$14.19
Administrator Class
Six months ended August 31, 2015 (unaudited)	$15.46	0.12		(0.64)	(0.04)	0.00	$14.90
Year ended February 28, 2015	$15.36	0.23		0.33	(0.21)	(0.25)	$15.46
Year ended February 28, 2014	$14.73	0.22		0.99	(0.19)	(0.39)	$15.36
Year ended February 28, 2013	$14.44	0.21		0.52	(0.23)	(0.21)	$14.73
Year ended February 29, 2012	$14.15	0.23		0.35	(0.25)	(0.04)	$14.44
Year ended February 28, 2011	$12.70	0.21		1.50	(0.26)	0.00	$14.15
Investor Class
Six months ended August 31, 2015 (unaudited)	$15.44	0.11		(0.64)	(0.04)	0.00	$14.87
Year ended February 28, 2015	$15.34	0.20		0.33	(0.18)	(0.25)	$15.44
Year ended February 28, 2014	$14.72	0.20		0.98	(0.17)	(0.39)	$15.34
Year ended February 28, 2013	$14.43	0.21		0.51	(0.22)	(0.21)	$14.72
Year ended February 29, 2012	$14.14	0.22		0.35	(0.24)	(0.04)	$14.43
Year ended February 28, 2011	$12.70	0.20	[4]	1.49	(0.25)	0.00	$14.14

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	65

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.49%	0.91%	0.84%	(3.42)%	16%	$60,671
1.34%	0.95%	0.86%	3.57%	36%	$64,808
1.32%	0.98%	0.90%	8.16%	35%	$75,871
1.36%	1.06%	1.01%	5.00%	32%	$74,720
1.45%	1.05%	1.01%	3.97%	35%	$74,955
1.46%	1.08%	1.02%	13.41%	39%	$77,784

0.74%	1.66%	1.59%	(3.71)%	16%	$92
0.61%	1.70%	1.61%	2.74%	36%	$108
0.58%	1.74%	1.66%	7.34%	35%	$238
0.63%	1.81%	1.76%	4.27%	32%	$599
0.78%	1.80%	1.76%	3.11%	35%	$1,048
0.73%	1.83%	1.77%	12.57%	39%	$2,428

0.74%	1.66%	1.59%	(3.71)%	16%	$5,341
0.59%	1.70%	1.61%	2.71%	36%	$5,509
0.57%	1.73%	1.65%	7.36%	35%	$5,208
0.61%	1.81%	1.76%	4.28%	32%	$4,514
0.68%	1.81%	1.76%	3.14%	35%	$4,600
0.70%	1.83%	1.77%	12.65%	39%	$3,922

1.25%	1.18%	1.10%	(3.50)%	16%	$399
1.00%	1.21%	1.11%	3.30%	36%	$744
1.07%	1.24%	1.11%	8.37%	35%	$27

1.83%	0.60%	0.50%	(3.23)%	16%	$666,723
1.70%	0.62%	0.50%	3.89%	36%	$772,604
1.70%	0.63%	0.50%	8.58%	35%	$803,141
1.72%	0.73%	0.50%	2.79%	32%	$23,050

1.98%	0.45%	0.35%	(3.20)%	16%	$1,166,986
1.85%	0.47%	0.35%	4.04%	36%	$1,114,670
1.88%	0.53%	0.40%	8.72%	35%	$1,065,417
1.85%	0.63%	0.50%	5.60%	32%	$1,605,032
1.95%	0.63%	0.50%	4.47%	35%	$1,540,045
1.96%	0.64%	0.50%	14.03%	39%	$1,250,249

1.63%	0.78%	0.70%	(3.34)%	16%	$579,685
1.50%	0.79%	0.70%	3.69%	36%	$670,893
1.52%	0.82%	0.74%	8.35%	35%	$746,910
1.47%	0.90%	0.85%	5.19%	32%	$688,261
1.63%	0.90%	0.85%	4.17%	35%	$468,494
1.62%	0.91%	0.85%	13.60%	39%	$439,314

1.42%	0.99%	0.91%	(3.46)%	16%	$189,883
1.29%	1.01%	0.91%	3.49%	36%	$203,041
1.35%	1.04%	0.91%	8.14%	35%	$193,249
1.43%	1.12%	0.91%	5.12%	32%	$173,813
1.54%	1.13%	0.91%	4.12%	35%	$144,478
1.53%	1.15%	0.91%	13.56%	39%	$119,297

The accompanying notes are an integral part of these financial statements.

66	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2025 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2015 (unaudited)	$10.69	0.08		(0.51)	(0.05)	0.00	$10.21
Year ended February 28, 2015	$10.56	0.13		0.33	(0.13)	(0.20)	$10.69
Year ended February 28, 2014	$9.95	0.15		0.92	(0.13)	(0.33)	$10.56
Year ended February 28, 2013[4]	$9.83	0.04		0.33	(0.05)	(0.20)	$9.95
Class R
Six months ended August 31, 2015 (unaudited)	$10.71	0.07		(0.51)	(0.04)	0.00	$10.23
Year ended February 28, 2015	$10.57	0.11		0.33	(0.10)	(0.20)	$10.71
Year ended February 28, 2014[5]	$9.95	0.07		0.94	(0.06)	(0.33)	$10.57
Class R4
Six months ended August 31, 2015 (unaudited)	$10.72	0.10		(0.51)	(0.06)	0.00	$10.25
Year ended February 28, 2015	$10.58	0.17		0.33	(0.16)	(0.20)	$10.72
Year ended February 28, 2014	$9.97	0.15		0.95	(0.16)	(0.33)	$10.58
Year ended February 28, 2013[4]	$9.83	0.06		0.33	(0.05)	(0.20)	$9.97
Class R6[6]
Six months ended August 31, 2015 (unaudited)	$10.71	0.10		(0.50)	(0.07)	0.00	$10.24
Year ended February 28, 2015	$10.57	0.19		0.33	(0.18)	(0.20)	$10.71
Year ended February 28, 2014	$9.96	0.19		0.92	(0.17)	(0.33)	$10.57
Year ended February 28, 2013	$9.71	0.18		0.45	(0.18)	(0.20)	$9.96
Year ended February 29, 2012	$9.79	0.17	[7]	0.16	(0.18)	(0.23)	$9.71
Year ended February 28, 2011	$8.68	0.16		1.26	(0.19)	(0.12)	$9.79
Administrator Class
Six months ended August 31, 2015 (unaudited)	$10.74	0.09		(0.52)	(0.05)	0.00	$10.26
Year ended February 28, 2015	$10.60	0.15		0.33	(0.14)	(0.20)	$10.74
Year ended February 28, 2014	$9.98	0.15		0.94	(0.14)	(0.33)	$10.60
Year ended February 28, 2013	$9.74	0.14	[7]	0.45	(0.15)	(0.20)	$9.98
Year ended February 29, 2012	$9.81	0.14	[7]	0.17	(0.15)	(0.23)	$9.74
Year ended February 28, 2011	$8.69	0.13	[7]	1.26	(0.15)	(0.12)	$9.81
Investor Class
Six months ended August 31, 2015 (unaudited)	$10.72	0.07		(0.50)	(0.04)	0.00	$10.25
Year ended February 28, 2015	$10.59	0.13		0.32	(0.12)	(0.20)	$10.72
Year ended February 28, 2014	$9.97	0.11		0.96	(0.12)	(0.33)	$10.59
Year ended February 28, 2013	$9.72	0.14		0.46	(0.15)	(0.20)	$9.97
Year ended February 29, 2012	$9.80	0.14	[7]	0.15	(0.14)	(0.23)	$9.72
Year ended February 28, 2011	$8.68	0.13	[7]	1.25	(0.14)	(0.12)	$9.80

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	On June 1, 2013, Institutional Class was renamed Class R6.

[7]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	67

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.47%	0.91%	0.84%	(4.06)%	14%	$5,217
1.25%	0.96%	0.86%	4.46%	31%	$3,193
1.28%	0.97%	0.86%	10.99%	32%	$1,379
1.01%	1.06%	0.86%	3.92%	28%	$159

1.22%	1.17%	1.09%	(4.15)%	14%	$871
0.85%	1.21%	1.11%	4.24%	31%	$1,032
0.96%	1.22%	1.11%	10.27%	32%	$28

1.82%	0.60%	0.50%	(3.83)%	14%	$301,117
1.65%	0.63%	0.50%	4.87%	31%	$379,384
1.60%	0.63%	0.50%	11.29%	32%	$354,137
1.51%	0.73%	0.50%	4.13%	28%	$4,210

1.97%	0.45%	0.35%	(3.77)%	14%	$1,481,313
1.79%	0.48%	0.35%	5.03%	31%	$1,481,264
1.78%	0.52%	0.39%	11.42%	32%	$1,409,281
1.83%	0.63%	0.50%	6.74%	28%	$1,577,058
1.83%	0.64%	0.50%	3.77%	31%	$1,431,120
1.83%	0.64%	0.50%	16.75%	33%	$1,290,513

1.62%	0.78%	0.70%	(4.01)%	14%	$319,611
1.45%	0.80%	0.70%	4.65%	31%	$350,823
1.43%	0.82%	0.74%	11.11%	32%	$354,050
1.42%	0.90%	0.85%	6.27%	28%	$271,593
1.47%	0.91%	0.85%	3.49%	31%	$111,673
1.46%	0.91%	0.85%	16.32%	33%	$69,590

1.41%	0.99%	0.91%	(4.02)%	14%	$222,661
1.24%	1.02%	0.91%	4.35%	31%	$244,299
1.28%	1.05%	0.91%	10.91%	32%	$236,714
1.41%	1.12%	0.91%	6.31%	28%	$377,357
1.42%	1.14%	0.91%	3.32%	31%	$300,434
1.39%	1.15%	0.91%	16.22%	33%	$256,544

The accompanying notes are an integral part of these financial statements.

68	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2030 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2015 (unaudited)	$16.97	0.12	[4]	(0.90)	(0.08)	0.00	$16.11
Year ended February 28, 2015	$16.61	0.22		0.67	(0.19)	(0.34)	$16.97
Year ended February 28, 2014	$15.31	0.20		1.83	(0.19)	(0.54)	$16.61
Year ended February 28, 2013	$14.74	0.20		0.85	(0.20)	(0.28)	$15.31
Year ended February 29, 2012	$14.81	0.17	[4]	0.13	(0.18)	(0.19)	$14.74
Year ended February 28, 2011	$12.65	0.15	[4]	2.19	(0.18)	0.00	$14.81
Class B
Six months ended August 31, 2015 (unaudited)	$16.75	0.06	[4]	(0.89)	(0.02)	0.00	$15.90
Year ended February 28, 2015	$16.36	0.09	[4]	0.66	(0.02)	(0.34)	$16.75
Year ended February 28, 2014	$15.08	0.08	[4]	1.80	(0.06)	(0.54)	$16.36
Year ended February 28, 2013	$14.49	0.08	[4]	0.86	(0.07)	(0.28)	$15.08
Year ended February 29, 2012	$14.53	0.07	[4]	0.12	(0.04)	(0.19)	$14.49
Year ended February 28, 2011	$12.41	0.06	[4]	2.14	(0.08)	0.00	$14.53
Class C
Six months ended August 31, 2015 (unaudited)	$16.58	0.06		(0.89)	(0.02)	0.00	$15.73
Year ended February 28, 2015	$16.25	0.08		0.67	(0.08)	(0.34)	$16.58
Year ended February 28, 2014	$15.00	0.08		1.79	(0.08)	(0.54)	$16.25
Year ended February 28, 2013	$14.45	0.08		0.85	(0.10)	(0.28)	$15.00
Year ended February 29, 2012	$14.53	0.06	[4]	0.14	(0.09)	(0.19)	$14.45
Year ended February 28, 2011	$12.43	0.05	[4]	2.14	(0.09)	0.00	$14.53
Class R
Six months ended August 31, 2015 (unaudited)	$16.95	0.09	[4]	(0.89)	(0.07)	0.00	$16.08
Year ended February 28, 2015	$16.61	0.13		0.71	(0.16)	(0.34)	$16.95
Year ended February 28, 2014[5]	$15.39	0.10		1.75	(0.09)	(0.54)	$16.61
Class R4
Six months ended August 31, 2015 (unaudited)	$17.20	0.15		(0.91)	(0.10)	0.00	$16.34
Year ended February 28, 2015	$16.83	0.26		0.70	(0.25)	(0.34)	$17.20
Year ended February 28, 2014	$15.50	0.23		1.89	(0.25)	(0.54)	$16.83
Year ended February 28, 2013[6]	$15.07	0.08		0.71	(0.08)	(0.28)	$15.50
Class R6[7]
Six months ended August 31, 2015 (unaudited)	$17.19	0.16		(0.92)	(0.11)	0.00	$16.32
Year ended February 28, 2015	$16.81	0.28		0.72	(0.28)	(0.34)	$17.19
Year ended February 28, 2014	$15.49	0.29	[4]	1.84	(0.27)	(0.54)	$16.81
Year ended February 28, 2013	$14.91	0.27		0.86	(0.27)	(0.28)	$15.49
Year ended February 29, 2012	$14.98	0.25	[4]	0.12	(0.25)	(0.19)	$14.91
Year ended February 28, 2011	$12.79	0.23	[4]	2.21	(0.25)	0.00	$14.98
Administrator Class
Six months ended August 31, 2015 (unaudited)	$17.19	0.14		(0.92)	(0.09)	0.00	$16.32
Year ended February 28, 2015	$16.82	0.23		0.70	(0.22)	(0.34)	$17.19
Year ended February 28, 2014	$15.49	0.23		1.86	(0.22)	(0.54)	$16.82
Year ended February 28, 2013	$14.91	0.21		0.88	(0.23)	(0.28)	$15.49
Year ended February 29, 2012	$14.98	0.20	[4]	0.13	(0.21)	(0.19)	$14.91
Year ended February 28, 2011	$12.79	0.18	[4]	2.21	(0.20)	0.00	$14.98
Investor Class
Six months ended August 31, 2015 (unaudited)	$17.14	0.12		(0.92)	(0.07)	0.00	$16.27
Year ended February 28, 2015	$16.77	0.20		0.70	(0.19)	(0.34)	$17.14
Year ended February 28, 2014	$15.46	0.20		1.84	(0.19)	(0.54)	$16.77
Year ended February 28, 2013	$14.88	0.21		0.87	(0.22)	(0.28)	$15.46
Year ended February 29, 2012	$14.95	0.19	[4]	0.13	(0.20)	(0.19)	$14.88
Year ended February 28, 2011	$12.77	0.17	[4]	2.21	(0.20)	0.00	$14.95

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	69

Ratio to average net assets (annualized)				Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]		Gross expenses[1]	Net expenses[1]

1.45%		0.91%	0.85%	(4.65)%	12%	$58,300
1.22%		0.95%	0.87%	5.44%	26%	$60,747
1.22%		0.98%	0.91%	13.52%	29%	$65,634
1.29%		1.06%	1.02%	7.28%	25%	$60,857
1.21%		1.06%	1.02%	2.27%	26%	$60,087
1.15%		1.09%	1.03%	18.71%	28%	$62,209

0.77%		1.66%	1.60%	(4.98)%	12%	$115
0.53%		1.70%	1.62%	4.64%	26%	$117
0.50%		1.74%	1.67%	12.65%	29%	$290
0.57%		1.81%	1.77%	6.54%	25%	$463
0.50%		1.81%	1.77%	1.43%	26%	$872
0.42%		1.84%	1.78%	17.88%	28%	$1,962

0.69%		1.66%	1.60%	(5.01)%	12%	$4,899
0.45%		1.70%	1.62%	4.67%	26%	$5,020
0.47%		1.73%	1.66%	12.64%	29%	$4,097
0.53%		1.82%	1.77%	6.52%	25%	$3,465
0.45%		1.82%	1.77%	1.47%	26%	$3,120
0.38%		1.84%	1.78%	17.80%	28%	$2,456

1.18%		1.15%	1.10%	(4.74)%	12%	$866
0.72	[4]%	1.22%	1.12%	5.15%	26%	$603
0.87%		1.22%	1.12%	12.19%	29%	$28

1.80%		0.60%	0.51%	(4.49)%	12%	$790,091
1.57%		0.62%	0.51%	5.82%	26%	$897,425
1.53%		0.63%	0.51%	13.99%	29%	$850,913
1.35%		0.73%	0.51%	5.34%	25%	$19,568

1.94%		0.45%	0.36%	(4.43)%	12%	$1,300,645
1.72%		0.47%	0.36%	6.04%	26%	$1,185,077
1.76%		0.53%	0.41%	14.08%	29%	$1,049,122
1.80%		0.64%	0.51%	7.82%	25%	$1,478,163
1.71%		0.64%	0.51%	2.78%	26%	$1,335,729
1.65%		0.65%	0.51%	19.35%	28%	$1,048,222

1.56%		0.78%	0.71%	(4.58)%	12%	$547,676
1.38%		0.79%	0.71%	5.61%	26%	$643,336
1.38%		0.82%	0.75%	13.74%	29%	$685,421
1.43%		0.91%	0.86%	7.46%	25%	$572,735
1.37%		0.91%	0.86%	2.41%	26%	$395,067
1.30%		0.92%	0.86%	18.85%	28%	$373,853

1.38%		0.99%	0.92%	(4.69)%	12%	$199,128
1.16%		1.01%	0.92%	5.42%	26%	$216,398
1.21%		1.04%	0.92%	13.47%	29%	$201,506
1.38%		1.13%	0.92%	7.41%	25%	$158,551
1.30%		1.14%	0.92%	2.36%	26%	$124,145
1.21%		1.17%	0.92%	18.84%	28%	$99,234

The accompanying notes are an integral part of these financial statements.

70	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2035 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2015 (unaudited)	$11.32	0.08		(0.69)	(0.06)	0.00	$10.65
Year ended February 28, 2015	$11.02	0.12		0.56	(0.13)	(0.25)	$11.32
Year ended February 28, 2014	$9.99	0.14		1.41	(0.13)	(0.39)	$11.02
Year ended February 28, 2013[4]	$9.60	0.02	[5]	0.58	(0.05)	(0.16)	$9.99
Class R
Six months ended August 31, 2015 (unaudited)	$11.39	0.07		(0.70)	(0.04)	0.00	$10.72
Year ended February 28, 2015	$11.09	0.10		0.55	(0.10)	(0.25)	$11.39
Year ended February 28, 2014[6]	$10.16	0.06	[5]	1.32	(0.06)	(0.39)	$11.09
Class R4
Six months ended August 31, 2015 (unaudited)	$11.33	0.10		(0.69)	(0.07)	0.00	$10.67
Year ended February 28, 2015	$11.03	0.17		0.54	(0.16)	(0.25)	$11.33
Year ended February 28, 2014	$9.99	0.15		1.44	(0.16)	(0.39)	$11.03
Year ended February 28, 2013[4]	$9.60	0.03	[5]	0.57	(0.05)	(0.16)	$9.99
Class R6[7]
Six months ended August 31, 2015 (unaudited)	$11.33	0.12		(0.70)	(0.08)	0.00	$10.67
Year ended February 28, 2015	$11.03	0.18		0.55	(0.18)	(0.25)	$11.33
Year ended February 28, 2014	$9.99	0.19		1.41	(0.17)	(0.39)	$11.03
Year ended February 28, 2013	$9.50	0.17		0.65	(0.17)	(0.16)	$9.99
Year ended February 29, 2012	$9.61	0.15	[5]	0.02	(0.14)	(0.14)	$9.50
Year ended February 28, 2011	$8.19	0.13		1.58	(0.16)	(0.13)	$9.61
Administrator Class
Six months ended August 31, 2015 (unaudited)	$11.37	0.09		(0.70)	(0.06)	0.00	$10.70
Year ended February 28, 2015	$11.06	0.15		0.55	(0.14)	(0.25)	$11.37
Year ended February 28, 2014	$10.02	0.14		1.43	(0.14)	(0.39)	$11.06
Year ended February 28, 2013	$9.53	0.13		0.66	(0.14)	(0.16)	$10.02
Year ended February 29, 2012	$9.65	0.12	[5]	0.01	(0.11)	(0.14)	$9.53
Year ended February 28, 2011	$8.22	0.10		1.59	(0.13)	(0.13)	$9.65
Investor Class
Six months ended August 31, 2015 (unaudited)	$11.41	0.08		(0.70)	(0.05)	0.00	$10.74
Year ended February 28, 2015	$11.10	0.12		0.56	(0.12)	(0.25)	$11.41
Year ended February 28, 2014	$10.05	0.13		1.43	(0.12)	(0.39)	$11.10
Year ended February 28, 2013	$9.56	0.13		0.65	(0.13)	(0.16)	$10.05
Year ended February 29, 2012	$9.67	0.11	[5]	0.02	(0.10)	(0.14)	$9.56
Year ended February 28, 2011	$8.24	0.10		1.58	(0.12)	(0.13)	$9.67

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[5]	Calculated based upon average shares outstanding

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	71

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.39%	0.92%	0.86%	(5.43)%	10%	$4,234
1.05%	0.97%	0.88%	6.33%	22%	$1,677
1.11%	0.98%	0.88%	15.82%	26%	$532
1.04%	1.07%	0.88%	6.36%	22%	$41

1.17%	1.17%	1.11%	(5.55)%	10%	$36
0.90%	1.23%	1.13%	5.97%	22%	$36
0.79%	1.26%	1.13%	13.76%	26%	$28

1.77%	0.61%	0.52%	(5.23)%	10%	$250,377
1.51%	0.64%	0.52%	6.63%	22%	$329,135
1.45%	0.65%	0.52%	16.28%	26%	$297,612
1.30%	0.75%	0.52%	6.38%	22%	$1,940

1.92%	0.46%	0.37%	(5.17)%	10%	$745,788
1.65%	0.49%	0.37%	6.79%	22%	$674,926
1.71%	0.55%	0.41%	16.41%	26%	$570,482
1.76%	0.66%	0.52%	8.86%	22%	$648,345
1.60%	0.66%	0.52%	1.96%	22%	$481,784
1.52%	0.68%	0.52%	21.21%	24%	$338,577

1.57%	0.79%	0.72%	(5.39)%	10%	$202,298
1.31%	0.81%	0.72%	6.50%	22%	$227,265
1.33%	0.85%	0.75%	15.96%	26%	$236,217
1.36%	0.93%	0.87%	8.48%	22%	$172,860
1.26%	0.93%	0.87%	1.55%	22%	$77,039
1.17%	0.94%	0.87%	20.87%	24%	$50,226

1.36%	1.00%	0.93%	(5.46)%	10%	$187,567
1.10%	1.03%	0.93%	6.25%	22%	$204,584
1.21%	1.08%	0.93%	15.77%	26%	$193,717
1.35%	1.15%	0.93%	8.38%	22%	$310,066
1.21%	1.16%	0.93%	1.60%	22%	$244,138
1.09%	1.19%	0.93%	20.74%	24%	$204,364

The accompanying notes are an integral part of these financial statements.

72	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2040 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2015 (unaudited)	$19.53	0.14		(1.31)	(0.10)	0.00	$18.26
Year ended February 28, 2015	$18.90	0.22		1.08	(0.21)	(0.46)	$19.53
Year ended February 28, 2014	$16.92	0.21		2.71	(0.21)	(0.73)	$18.90
Year ended February 28, 2013	$16.07	0.21		1.19	(0.21)	(0.34)	$16.92
Year ended February 29, 2012	$16.40	0.17		(0.07)	(0.16)	(0.27)	$16.07
Year ended February 28, 2011	$13.60	0.15		2.81	(0.16)	0.00	$16.40
Class B
Six months ended August 31, 2015 (unaudited)	$18.68	0.06	[4]	(1.26)	(0.04)	0.00	$17.44
Year ended February 28, 2015	$18.06	0.09	[4]	1.01	(0.02)	(0.46)	$18.68
Year ended February 28, 2014	$16.18	0.07	[4]	2.59	(0.05)	(0.73)	$18.06
Year ended February 28, 2013	$15.36	0.09	[4]	1.13	(0.06)	(0.34)	$16.18
Year ended February 29, 2012	$15.67	0.05	[4]	(0.06)	(0.03)	(0.27)	$15.36
Year ended February 28, 2011	$12.99	0.03	[4]	2.70	(0.05)	0.00	$15.67
Class C
Six months ended August 31, 2015 (unaudited)	$18.38	0.06		(1.23)	(0.04)	0.00	$17.17
Year ended February 28, 2015	$17.85	0.06	[4]	1.02	(0.09)	(0.46)	$18.38
Year ended February 28, 2014	$16.03	0.07	[4]	2.57	(0.09)	(0.73)	$17.85
Year ended February 28, 2013	$15.26	0.09	[4]	1.12	(0.10)	(0.34)	$16.03
Year ended February 29, 2012	$15.60	0.04	[4]	(0.05)	(0.06)	(0.27)	$15.26
Year ended February 28, 2011	$12.95	0.03	[4]	2.69	(0.07)	0.00	$15.60
Class R
Six months ended August 31, 2015 (unaudited)	$19.51	0.10		(1.30)	(0.10)	0.00	$18.21
Year ended February 28, 2015	$18.90	0.14	[4]	1.11	(0.18)	(0.46)	$19.51
Year ended February 28, 2014[5]	$17.19	0.09	[4]	2.45	(0.10)	(0.73)	$18.90
Class R4
Six months ended August 31, 2015 (unaudited)	$19.93	0.17		(1.33)	(0.13)	0.00	$18.64
Year ended February 28, 2015	$19.28	0.29		1.10	(0.28)	(0.46)	$19.93
Year ended February 28, 2014	$17.24	0.27		2.78	(0.28)	(0.73)	$19.28
Year ended February 28, 2013[6]	$16.52	0.09		1.06	(0.09)	(0.34)	$17.24
Class R6[7]
Six months ended August 31, 2015 (unaudited)	$19.93	0.17		(1.32)	(0.14)	0.00	$18.64
Year ended February 28, 2015	$19.27	0.30		1.13	(0.31)	(0.46)	$19.93
Year ended February 28, 2014	$17.24	0.31		2.75	(0.30)	(0.73)	$19.27
Year ended February 28, 2013	$16.37	0.29		1.21	(0.29)	(0.34)	$17.24
Year ended February 29, 2012	$16.69	0.24		(0.05)	(0.24)	(0.27)	$16.37
Year ended February 28, 2011	$13.84	0.22		2.87	(0.24)	0.00	$16.69
Administrator Class
Six months ended August 31, 2015 (unaudited)	$19.89	0.16		(1.34)	(0.11)	0.00	$18.60
Year ended February 28, 2015	$19.25	0.25		1.09	(0.24)	(0.46)	$19.89
Year ended February 28, 2014	$17.21	0.24		2.77	(0.24)	(0.73)	$19.25
Year ended February 28, 2013	$16.34	0.22		1.22	(0.23)	(0.34)	$17.21
Year ended February 29, 2012	$16.67	0.19		(0.06)	(0.19)	(0.27)	$16.34
Year ended February 28, 2011	$13.82	0.16		2.88	(0.19)	0.00	$16.67
Investor Class
Six months ended August 31, 2015 (unaudited)	$19.85	0.13		(1.33)	(0.09)	0.00	$18.56
Year ended February 28, 2015	$19.21	0.20		1.10	(0.20)	(0.46)	$19.85
Year ended February 28, 2014	$17.19	0.21		2.75	(0.21)	(0.73)	$19.21
Year ended February 28, 2013	$16.32	0.22		1.22	(0.23)	(0.34)	$17.19
Year ended February 29, 2012	$16.65	0.18		(0.06)	(0.18)	(0.27)	$16.32
Year ended February 28, 2011	$13.81	0.16		2.86	(0.18)	0.00	$16.65

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	73

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.41%	0.92%	0.86%	(6.04)%	8%	$102,731
1.11%	0.96%	0.88%	7.01%	18%	$111,874
1.15%	0.99%	0.92%	17.54%	25%	$114,233
1.25%	1.08%	1.03%	8.99%	20%	$104,836
1.06%	1.08%	1.03%	0.85%	20%	$103,841
0.95%	1.10%	1.04%	21.98%	21%	$113,494

0.64%	1.66%	1.61%	(6.43)%	8%	$105
0.49%	1.70%	1.63%	6.20%	18%	$87
0.42%	1.75%	1.68%	16.63%	25%	$344
0.54%	1.83%	1.78%	8.15%	20%	$747
0.34%	1.83%	1.78%	0.12%	20%	$1,564
0.23%	1.86%	1.79%	21.08%	21%	$2,863

0.66%	1.67%	1.61%	(6.39)%	8%	$5,478
0.34%	1.71%	1.63%	6.15%	18%	$5,747
0.40%	1.74%	1.67%	16.68%	25%	$4,813
0.50%	1.83%	1.78%	8.18%	20%	$4,040
0.30%	1.83%	1.78%	0.14%	20%	$3,623
0.19%	1.85%	1.79%	21.08%	21%	$3,038

1.08%	1.15%	1.11%	(6.17)%	8%	$287
0.72%	1.23%	1.13%	6.71%	18%	$137
0.75%	1.24%	1.13%	14.96%	25%	$29

1.76%	0.61%	0.52%	(5.87)%	8%	$589,184
1.47%	0.63%	0.52%	7.35%	18%	$678,944
1.42%	0.64%	0.52%	18.02%	25%	$635,241
1.12%	0.75%	0.52%	7.13%	20%	$13,651

1.90%	0.46%	0.37%	(5.81)%	8%	$954,182
1.61%	0.48%	0.37%	7.57%	18%	$872,914
1.70%	0.54%	0.42%	18.14%	25%	$724,856
1.76%	0.65%	0.52%	9.50%	20%	$993,528
1.55%	0.65%	0.52%	1.37%	20%	$846,499
1.44%	0.67%	0.52%	22.66%	21%	$654,804

1.56%	0.79%	0.72%	(5.97)%	8%	$370,660
1.27%	0.80%	0.72%	7.10%	18%	$427,789
1.30%	0.83%	0.76%	17.79%	25%	$452,487
1.39%	0.92%	0.87%	9.14%	20%	$360,567
1.22%	0.92%	0.87%	1.00%	20%	$256,378
1.11%	0.94%	0.87%	22.21%	21%	$260,524

1.34%	1.00%	0.93%	(6.07)%	8%	$126,966
1.05%	1.02%	0.93%	6.91%	18%	$137,770
1.13%	1.05%	0.93%	17.53%	25%	$119,774
1.33%	1.14%	0.93%	9.10%	20%	$86,745
1.14%	1.15%	0.93%	0.96%	20%	$64,452
1.01%	1.18%	0.93%	22.10%	21%	$48,906

The accompanying notes are an integral part of these financial statements.

74	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2045 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2015 (unaudited)	$11.85	0.08	[4]	(0.84)	(0.07)	0.00	$11.02
Year ended February 28, 2015	$11.43	0.11	[4]	0.72	(0.13)	(0.28)	$11.85
Year ended February 28, 2014	$10.17	0.12	[4]	1.73	(0.14)	(0.45)	$11.43
Year ended February 28, 2013[5]	$9.64	0.03		0.68	(0.05)	(0.13)	$10.17
Class R
Six months ended August 31, 2015 (unaudited)	$11.97	0.07		(0.85)	(0.05)	0.00	$11.14
Year ended February 28, 2015	$11.54	0.10		0.71	(0.10)	(0.28)	$11.97
Year ended February 28, 2014[6]	$10.45	0.05		1.55	(0.06)	(0.45)	$11.54
Class R4
Six months ended August 31, 2015 (unaudited)	$11.89	0.10		(0.84)	(0.08)	0.00	$11.07
Year ended February 28, 2015	$11.46	0.17		0.71	(0.17)	(0.28)	$11.89
Year ended February 28, 2014	$10.18	0.14		1.76	(0.17)	(0.45)	$11.46
Year ended February 28, 2013[5]	$9.64	0.06		0.66	(0.05)	(0.13)	$10.18
Class R6[7]
Six months ended August 31, 2015 (unaudited)	$11.87	0.11		(0.84)	(0.09)	0.00	$11.05
Year ended February 28, 2015	$11.44	0.18		0.71	(0.18)	(0.28)	$11.87
Year ended February 28, 2014	$10.17	0.19		1.71	(0.18)	(0.45)	$11.44
Year ended February 28, 2013	$9.55	0.16		0.76	(0.17)	(0.13)	$10.17
Year ended February 29, 2012	$9.62	0.14		(0.05)	(0.12)	(0.04)	$9.55
Year ended February 28, 2011	$8.08	0.13		1.70	(0.18)	(0.11)	$9.62
Administrator Class
Six months ended August 31, 2015 (unaudited)	$11.94	0.09		(0.84)	(0.07)	0.00	$11.12
Year ended February 28, 2015	$11.51	0.14		0.71	(0.14)	(0.28)	$11.94
Year ended February 28, 2014	$10.23	0.14		1.73	(0.14)	(0.45)	$11.51
Year ended February 28, 2013	$9.59	0.12		0.77	(0.12)	(0.13)	$10.23
Year ended February 29, 2012	$9.66	0.11		(0.05)	(0.09)	(0.04)	$9.59
Year ended February 28, 2011	$8.12	0.09		1.72	(0.16)	(0.11)	$9.66
Investor Class
Six months ended August 31, 2015 (unaudited)	$11.98	0.08		(0.85)	(0.06)	0.00	$11.15
Year ended February 28, 2015	$11.55	0.12		0.71	(0.12)	(0.28)	$11.98
Year ended February 28, 2014	$10.26	0.13		1.73	(0.12)	(0.45)	$11.55
Year ended February 28, 2013	$9.62	0.12		0.77	(0.12)	(0.13)	$10.26
Year ended February 29, 2012	$9.69	0.11		(0.05)	(0.09)	(0.04)	$9.62
Year ended February 28, 2011	$8.14	0.08		1.73	(0.15)	(0.11)	$9.69

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	75

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.35%	0.94%	0.86%	(6.48)%	6%	$3,647
0.96%	0.99%	0.88%	7.41%	16%	$793
1.09%	1.01%	0.88%	18.54%	24%	$167
1.08%	1.10%	0.88%	7.41%	19%	$13

1.15%	1.19%	1.11%	(6.58)%	6%	$30
0.83%	1.25%	1.13%	7.11%	16%	$31
0.68%	1.30%	1.13%	15.52%	24%	$29

1.75%	0.63%	0.52%	(6.29)%	6%	$139,591
1.44%	0.66%	0.52%	7.79%	16%	$199,015
1.39%	0.68%	0.52%	18.99%	24%	$174,582
1.29%	0.78%	0.52%	7.55%	19%	$1,246

1.89%	0.48%	0.37%	(6.23)%	6%	$424,152
1.58%	0.51%	0.37%	7.96%	16%	$367,164
1.67%	0.57%	0.42%	19.07%	24%	$291,293
1.74%	0.69%	0.52%	9.85%	19%	$324,476
1.51%	0.67%	0.52%	1.16%	19%	$215,067
1.26%	0.70%	0.52%	23.08%	20%	$141,871

1.54%	0.81%	0.72%	(6.34)%	6%	$120,895
1.24%	0.83%	0.72%	7.54%	16%	$130,175
1.28%	0.87%	0.75%	18.65%	24%	$126,533
1.35%	0.96%	0.87%	9.49%	19%	$85,590
1.18%	0.94%	0.87%	0.85%	19%	$39,964
1.02%	0.97%	0.87%	22.56%	20%	$27,698

1.34%	1.02%	0.93%	(6.49)%	6%	$105,041
1.04%	1.05%	0.93%	7.29%	16%	$113,889
1.18%	1.10%	0.93%	18.44%	24%	$110,633
1.32%	1.18%	0.93%	9.39%	19%	$178,137
1.12%	1.17%	0.93%	0.80%	19%	$115,546
0.98%	1.21%	0.93%	22.58%	20%	$84,881

The accompanying notes are an integral part of these financial statements.

76	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2050 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2015 (unaudited)	$11.34	0.08	[4]	(0.82)	(0.06)	0.00	$10.54
Year ended February 28, 2015	$10.93	0.11		0.69	(0.13)	(0.26)	$11.34
Year ended February 28, 2014	$9.72	0.15		1.62	(0.13)	(0.43)	$10.93
Year ended February 28, 2013[5]	$9.29	0.03		0.65	(0.05)	(0.20)	$9.72
Class C
Six months ended August 31, 2015 (unaudited)	$11.30	0.04		(0.82)	(0.02)	0.00	$10.50
Year ended February 28, 2015	$10.91	0.04		0.68	(0.07)	(0.26)	$11.30
Year ended February 28, 2014	$9.71	0.08		1.61	(0.06)	(0.43)	$10.91
Year ended February 28, 2013[5]	$9.29	0.02		0.64	(0.04)	(0.20)	$9.71
Class R
Six months ended August 31, 2015 (unaudited)	$11.37	0.07		(0.82)	(0.05)	0.00	$10.57
Year ended February 28, 2015	$10.95	0.09		0.68	(0.09)	(0.26)	$11.37
Year ended February 28, 2014[6]	$9.91	0.05		1.48	(0.06)	(0.43)	$10.95
Class R4
Six months ended August 31, 2015 (unaudited)	$11.38	0.10		(0.82)	(0.08)	0.00	$10.58
Year ended February 28, 2015	$10.96	0.16		0.68	(0.16)	(0.26)	$11.38
Year ended February 28, 2014	$9.73	0.15	[4]	1.67	(0.16)	(0.43)	$10.96
Year ended February 28, 2013[5]	$9.29	0.05		0.64	(0.05)	(0.20)	$9.73
Class R6[7]
Six months ended August 31, 2015 (unaudited)	$11.37	0.11	[4]	(0.82)	(0.08)	0.00	$10.58
Year ended February 28, 2015	$10.95	0.17		0.68	(0.17)	(0.26)	$11.37
Year ended February 28, 2014	$9.72	0.17	[4]	1.66	(0.17)	(0.43)	$10.95
Year ended February 28, 2013	$9.20	0.16		0.72	(0.16)	(0.20)	$9.72
Year ended February 29, 2012	$9.50	0.14		(0.07)	(0.12)	(0.25)	$9.20
Year ended February 28, 2011	$8.10	0.12	[4]	1.72	(0.17)	(0.27)	$9.50
Administrator Class
Six months ended August 31, 2015 (unaudited)	$11.34	0.09		(0.81)	(0.07)	0.00	$10.55
Year ended February 28, 2015	$10.92	0.13		0.69	(0.14)	(0.26)	$11.34
Year ended February 28, 2014	$9.70	0.13	[4]	1.65	(0.13)	(0.43)	$10.92
Year ended February 28, 2013	$9.18	0.12	[4]	0.73	(0.13)	(0.20)	$9.70
Year ended February 29, 2012	$9.48	0.11		(0.07)	(0.09)	(0.25)	$9.18
Year ended February 28, 2011	$8.10	0.09	[4]	1.71	(0.15)	(0.27)	$9.48
Investor Class
Six months ended August 31, 2015 (unaudited)	$11.38	0.08		(0.83)	(0.05)	0.00	$10.58
Year ended February 28, 2015	$10.96	0.11		0.68	(0.11)	(0.26)	$11.38
Year ended February 28, 2014	$9.73	0.11		1.67	(0.12)	(0.43)	$10.96
Year ended February 28, 2013	$9.21	0.12		0.73	(0.13)	(0.20)	$9.73
Year ended February 29, 2012	$9.51	0.10		(0.06)	(0.09)	(0.25)	$9.21
Year ended February 28, 2011	$8.11	0.09	[4]	1.71	(0.13)	(0.27)	$9.51

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	77

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.37%	0.92%	0.86%	(6.55)%	6%	$3,130
0.94%	0.97%	0.88%	7.52%	16%	$1,629
1.00%	0.98%	0.88%	18.62%	23%	$210
1.07%	1.05%	0.88%	7.49%	19%	$11

0.64%	1.67%	1.61%	(6.89)%	6%	$957
0.20%	1.72%	1.63%	6.70%	16%	$737
0.39%	1.73%	1.63%	17.68%	23%	$163
0.16%	1.81%	1.63%	7.31%	19%	$17

1.17%	1.21%	1.11%	(6.65)%	6%	$30
0.82%	1.25%	1.13%	7.20%	16%	$31
0.69%	1.27%	1.13%	15.67%	23%	$29

1.74%	0.61%	0.52%	(6.42)%	6%	$326,883
1.43%	0.64%	0.52%	7.82%	16%	$360,833
1.39%	0.65%	0.52%	19.10%	23%	$307,320
1.03%	0.76%	0.52%	7.63%	19%	$6,538

1.89%	0.46%	0.37%	(6.27)%	6%	$835,013
1.58%	0.49%	0.37%	7.98%	16%	$818,335
1.66%	0.55%	0.41%	19.28%	23%	$693,648
1.75%	0.67%	0.52%	9.94%	19%	$754,088
1.53%	0.66%	0.52%	1.11%	19%	$651,308
1.43%	0.67%	0.52%	23.17%	20%	$560,746

1.55%	0.79%	0.72%	(6.44)%	6%	$206,676
1.23%	0.81%	0.72%	7.64%	16%	$226,405
1.28%	0.85%	0.75%	18.79%	23%	$202,276
1.38%	0.94%	0.87%	9.59%	19%	$141,212
1.18%	0.93%	0.87%	0.81%	19%	$89,984
1.07%	0.94%	0.87%	22.58%	20%	$69,492

1.33%	1.00%	0.93%	(6.59)%	6%	$63,890
1.02%	1.03%	0.93%	7.39%	16%	$67,502
1.10%	1.07%	0.93%	18.67%	23%	$58,583
1.33%	1.16%	0.93%	9.49%	19%	$39,188
1.12%	1.16%	0.93%	0.75%	19%	$28,615
1.02%	1.19%	0.93%	22.54%	20%	$24,771

The accompanying notes are an integral part of these financial statements.

78	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2055 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2015 (unaudited)	$13.28	0.09	[4]	(0.95)	(0.07)	0.00	$12.35
Year ended February 28, 2015	$12.63	0.13		0.80	(0.14)	(0.14)	$13.28
Year ended February 28, 2014	$10.90	0.14		1.87	(0.13)	(0.15)	$12.63
Year ended February 28, 2013[5]	$10.19	0.03	[4]	0.72	(0.04)	0.00	$10.90
Class R
Six months ended August 31, 2015 (unaudited)	$13.16	0.07		(0.94)	(0.05)	0.00	$12.24
Year ended February 28, 2015	$12.51	0.11		0.79	(0.11)	(0.14)	$13.16
Year ended February 28, 2014[6]	$11.01	0.06		1.65	(0.06)	(0.15)	$12.51
Class R4
Six months ended August 31, 2015 (unaudited)	$13.32	0.12		(0.96)	(0.09)	0.00	$12.39
Year ended February 28, 2015	$12.65	0.18		0.81	(0.18)	(0.14)	$13.32
Year ended February 28, 2014	$10.91	0.15		1.90	(0.16)	(0.15)	$12.65
Year ended February 28, 2013[5]	$10.19	0.04	[4]	0.72	(0.04)	0.00	$10.91
Class R6[7]
Six months ended August 31, 2015 (unaudited)	$13.29	0.12		(0.94)	(0.10)	0.00	$12.37
Year ended February 28, 2015	$12.63	0.19		0.80	(0.19)	(0.14)	$13.29
Year ended February 28, 2014	$10.90	0.19		1.87	(0.18)	(0.15)	$12.63
Year ended February 28, 2013	$10.08	0.15		0.83	(0.16)	0.00	$10.90
Year ended February 29, 2012[8]	$10.00	0.08	[4]	0.00 [9]	0.00	0.00	$10.08
Administrator Class
Six months ended August 31, 2015 (unaudited)	$13.28	0.10		(0.94)	(0.08)	0.00	$12.36
Year ended February 28, 2015	$12.62	0.14		0.81	(0.15)	(0.14)	$13.28
Year ended February 28, 2014	$10.90	0.14		1.87	(0.14)	(0.15)	$12.62
Year ended February 28, 2013	$10.06	0.14	[4]	0.81	(0.11)	0.00	$10.90
Year ended February 29, 2012[8]	$10.00	0.06	[4]	0.00 [9]	0.00	0.00	$10.06
Investor Class
Six months ended August 31, 2015 (unaudited)	$13.17	0.09		(0.96)	(0.06)	0.00	$12.24
Year ended February 28, 2015	$12.52	0.13		0.79	(0.13)	(0.14)	$13.17
Year ended February 28, 2014	$10.81	0.14		1.85	(0.13)	(0.15)	$12.52
Year ended February 28, 2013	$10.05	0.13		0.80	(0.17)	0.00	$10.81
Year ended February 29, 2012[8]	$10.00	0.06	[4]	(0.01)	0.00	0.00	$10.05

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

[8]	For the period from June 30, 2011 (commencement of class operations) to February 29, 2012

[9]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	79

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.38%	0.99%	0.86%	(6.52)%	6%	$2,069
0.97%	1.07%	0.88%	7.46%	16%	$565
1.10%	1.19%	0.88%	18.69%	23%	$66
1.05%	1.44%	0.88%	7.39%	19%	$14

1.15%	1.29%	1.11%	(6.62)%	6%	$34
0.83%	1.36%	1.13%	7.24%	16%	$31
0.73%	1.48%	1.13%	15.66%	23%	$29

1.76%	0.68%	0.52%	(6.38)%	6%	$28,000
1.41%	0.74%	0.52%	7.92%	16%	$33,651
1.40%	0.86%	0.52%	19.06%	23%	$20,591
1.51%	1.09%	0.52%	7.51%	19%	$33

1.88%	0.53%	0.37%	(6.26)%	6%	$150,078
1.55%	0.59%	0.37%	8.01%	16%	$126,822
1.63%	0.75%	0.40%	19.18%	23%	$74,427
1.69%	1.17%	0.52%	9.90%	19%	$36,345
1.33%	4.06%	0.52%	0.80%	19%	$8,963

1.54%	0.85%	0.72%	(6.48)%	6%	$13,972
1.16%	0.91%	0.72%	7.66%	16%	$12,493
1.28%	1.05%	0.75%	18.70%	23%	$8,462
1.36%	1.45%	0.87%	9.52%	19%	$4,739
0.87%	2.14%	0.87%	0.60%	19%	$1,794

1.33%	1.07%	0.93%	(6.61)%	6%	$9,009
0.99%	1.13%	0.93%	7.44%	16%	$8,059
1.06%	1.27%	0.93%	18.62%	23%	$4,130
1.23%	1.64%	0.93%	9.52%	19%	$1,254
0.94%	6.32%	0.93%	0.50%	19%	$256

The accompanying notes are an integral part of these financial statements.

80	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2060 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Ending net asset value per share
Class A
Period ended August 31, 2015[5] (unaudited)	$10.00	0.01		(0.53)	$9.48
Class C
Period ended August 31, 2015[5] (unaudited)	$10.00	0.00	[4]	(0.54)	$9.46
Class R
Period ended August 31, 2015[5] (unaudited)	$10.00	0.01		(0.54)	$9.47
Class R4
Period ended August 31, 2015[5] (unaudited)	$10.00	0.02		(0.54)	$9.48
Class R6
Period ended August 31, 2015[5] (unaudited)	$10.00	0.02		(0.54)	$9.48
Administrator Class
Period ended August 31, 2015[5] (unaudited)	$10.00	0.01		(0.53)	$9.48

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Amount is less than $0.005.

[5]	For the period from July 1, 2015 (commencement of class operations) to August 31, 2015

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	81

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

0.84%	13.60%	0.83%	(5.20)%	1%	$100

0.08%	14.36%	1.58%	(5.40)%	1%	$97

0.57%	13.88%	1.08%	(5.30)%	1%	$95

1.14%	13.34%	0.52%	(5.20)%	1%	$95

1.29%	13.19%	0.37%	(5.20)%	1%	$379

1.03%	13.08%	0.72%	(5.20)%	1%	$365

The accompanying notes are an integral part of these financial statements.

82	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds: the Wells Fargo Advantage Dow Jones Target Today Fund (“Target Today Fund”), the Wells Fargo Advantage Dow Jones Target 2010 Fund (“Target 2010 Fund”), the Wells Fargo Advantage Dow Jones Target 2015 Fund (“Target 2015 Fund” ), the Wells Fargo Advantage Dow Jones Target 2020 Fund (“Target 2020 Fund” ), the Wells Fargo Advantage Dow Jones Target 2025 Fund (“Target 2025 Fund”), the Wells Fargo Advantage Dow Jones Target 2030 Fund (“Target 2030 Fund”), the Wells Fargo Advantage Dow Jones Target 2035 Fund (“Target 2035 Fund”), the Wells Fargo Advantage Dow Jones Target 2040 Fund (“Target 2040 Fund”), the Wells Fargo Advantage Dow Jones Target 2045 Fund (“Target 2045 Fund”), the Wells Fargo Advantage Dow Jones Target 2050 Fund (“Target 2050 Fund”), the Wells Fargo Advantage Dow Jones Target 2055 Fund (“Target 2055 Fund”), and the Wells Fargo Advantage Dow Jones Target 2060 Fund (“Target 2060 Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

Each Fund seeks to achieve its investment objective by investing all investable assets in separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios for the six months ended August 31, 2015 are included in this report and should be read in conjunction with each Fund’s financial statements. As of August 31, 2015, the Funds own the following percentages of the affiliated Master Portfolios:

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund	Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund		Target 2060 Fund
Wells Fargo Advantage Diversified Fixed Income Portfolio	5%	5%	8%	28%	20%	19%	6%	6%	1%	2%	0%	*	0%	*
Wells Fargo Advantage Diversified Stock Portfolio	1	1	2	10	12	19	11	19	8	15	2		0	*
Wells Fargo Advantage Short-Term Investment Portfolio	25	14	9	10	9	11	5	8	3	5	1		0	*

*	The amount owned is less than 1%.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolios are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolios, which are included elsewhere in this report.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis in each affiliated Master Portfolio. Realized gains or losses in each affiliated Master Portfolio are recorded on the basis of identified cost.

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	83

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each affiliated Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in each affiliated Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Income from foreign securities in each affiliated Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Fund records daily its proportionate share of each affiliated Master Portfolio’s interest and dividend income and realized and unrealized gains or losses.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2015, each Fund’s investments in an affiliated Master Portfolio carried at fair value were designated as Level 2 inputs. Further details on the investments of the affiliated Master Portfolios can be found in the Portfolio of Investments or Summary Portfolio of Investments of each affiliated Master Portfolio which is contained elsewhere in this report.

84	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements (unaudited)

The Funds recognize transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2015, the Funds did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of each Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of each Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with each Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of each Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.20% and declining to 0.18% as the average daily net assets of each Fund increase.

Prior to July 1, 2015, Funds Management provided advisory services pursuant to an investment advisory agreement and was entitled to receive an annual fee which started at 0.25% and declined to 0.17% as the average daily net assets of each Fund increased. In addition, fund-level administrative services were provided by Funds Management under a separate administration agreement at an annual fee which started at 0.05% and declined to 0.03% as the average daily net assets of each Fund increased. For financial statement purposes, the advisory fee and fund-level administration fee for the six months ended August 31, 2015 have been included in management fee on the Statements of Operations.

For the six months ended August 31, 2015, the management fee was equivalent to an annual rate for each Fund as follows:

Management fee
Target Today Fund	0.26%
Target 2010 Fund	0.27
Target 2015 Fund	0.26
Target 2020 Fund	0.25
Target 2025 Fund	0.25
Target 2030 Fund	0.25
Target 2035 Fund	0.25
Target 2040 Fund	0.25
Target 2045 Fund	0.26
Target 2050 Fund	0.25
Target 2055 Fund	0.27
Target 2060 Fund	0.20

Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Funds. The fees for subadvisory services are borne by Funds Management. Global Index Advisors, Inc. is the subadviser to each Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.06% and declining to 0.04% as the average daily net assets of each Fund increase.

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	85

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to each Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

	Class-level administration fee
	Current rate	Rate prior to July 1, 2015
Class A, Class B, Class C, Class R	0.21%	0.26%
Class R4	0.08	0.08
Class R6	0.03	0.03
Administrator Class	0.13	0.10
Investor Class	0.32	0.32

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through June 30, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses as follows:

	Class A	Class B	Class C	Class R	Class R4	Class R6	Administrator Class	Investor Class
Target Today Fund	0.76%	1.51%	1.51%	1.01%	0.45%	0.30%	0.65%	0.86%
Target 2010 Fund	0.78	1.53	1.53	1.03	0.47	0.32	0.67	0.88
Target 2015 Fund	0.79	N/A	N/A	1.04	0.48	0.33	0.68	0.89
Target 2020 Fund	0.81	1.56	1.56	1.06	0.50	0.35	0.70	0.91
Target 2025 Fund	0.81	N/A	N/A	1.06	0.50	0.35	0.70	0.91
Target 2030 Fund	0.82	1.57	1.57	1.07	0.51	0.36	0.71	0.92
Target 2035 Fund	0.83	N/A	N/A	1.08	0.52	0.37	0.72	0.93
Target 2040 Fund	0.83	1.58	1.58	1.08	0.52	0.37	0.72	0.93
Target 2045 Fund	0.83	N/A	N/A	1.08	0.52	0.37	0.72	0.93
Target 2050 Fund	0.83	N/A	1.58	1.08	0.52	0.37	0.72	0.93
Target 2055 Fund	0.83	N/A	N/A	1.08	0.52	0.37	0.72	0.93
Target 2060 Fund	0.83	N/A	1.58	1.08	0.52	0.37	0.72	N/A

After the expiration date, each expense cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Prior to July 1, 2015, the expense caps for the following classes were as follows:

	Class A	Class B	Class C	Class R
Target Today Fund	0.81%	1.56%	1.56%	1.06%
Target 2010 Fund	0.83	1.58	1.58	1.08
Target 2015 Fund	0.84	N/A	N/A	1.09
Target 2020 Fund	0.86	1.61	1.61	1.11
Target 2025 Fund	0.86	N/A	N/A	1.11
Target 2030 Fund	0.87	1.62	1.62	1.12
Target 2035 Fund	0.88	N/A	N/A	1.13

86	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements (unaudited)

	Class A	Class B	Class C	Class R
Target 2040 Fund	0.88%	1.63%	1.63%	1.13%
Target 2045 Fund	0.88	N/A	N/A	1.13
Target 2050 Fund	0.88	N/A	1.63	1.13
Target 2055 Fund	0.88	N/A	N/A	1.13

Distribution fees

The Trust has adopted a Distribution Plan for Class B, Class C and Class R shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B, Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended August 31, 2015, Funds Distributor received the following amounts in front-end sales charges and contingent deferred sales charges:

	Front-end sales charges Class A	Contingent deferred sales charges Class C
Target Today Fund	$54	$0
Target 2010 Fund	216	0
Target 2015 Fund	10	N/A
Target 2020 Fund	590	0
Target 2025 Fund	1,001	N/A
Target 2030 Fund	2,558	35
Target 2035 Fund	2,816	N/A
Target 2040 Fund	2,458	80
Target 2045 Fund	814	N/A
Target 2050 Fund	1,067	50
Target 2055 Fund	115	N/A
Target 2060 Fund	0	0

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R, Administrator Class, and Investor Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 of the Fund is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	87

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended August 31, 2015 were as follows:

	Purchases at cost*		Sales proceeds*
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Target Today Fund	$64,355,725	$23,606,527	$59,385,831	$16,569,066
Target 2010 Fund	55,740,855	20,447,790	51,436,247	14,352,282
Target 2015 Fund	101,016,690	38,147,031	93,215,640	27,012,748
Target 2020 Fund	348,828,961	144,940,694	321,890,522	105,429,810
Target 2025 Fund	249,380,726	125,035,950	230,122,211	95,067,505
Target 2030 Fund	239,524,823	154,932,855	221,027,434	123,347,974
Target 2035 Fund	75,394,674	73,309,187	69,572,294	61,394,293
Target 2040 Fund	69,564,688	112,789,690	64,192,531	98,166,367
Target 2045 Fund	14,685,418	41,442,647	13,551,332	36,938,058
Target 2050 Fund	20,366,822	75,049,909	18,793,987	67,389,740
Target 2055 Fund	2,872,826	10,586,106	2,650,971	9,505,606
Target 2060 Fund	14,656	54,007	13,524	48,495

*	The Funds seek to achieve their investment objective by investing all of their investable assets in affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying each Fund’s ownership percentage of the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.

6. BANK BORROWINGS

Each Fund (except Target 2060 Fund) and certain funds in the Trust are party to a $25,000,000 revolving credit agreement whereby each Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.15% of the unused balance is allocated to each participating fund. For the six months ended August 31, 2015, the Funds paid the following amounts in commitment fees:

Commitment fee
Target Today Fund	$893
Target 2010 Fund	696
Target 2015 Fund	1,041
Target 2020 Fund	3,360
Target 2025 Fund	3,862
Target 2030 Fund	4,774
Target 2035 Fund	2,274
Target 2040 Fund	3,537
Target 2045 Fund	1,294
Target 2050 Fund	2,350
Target 2055 Fund	297

For the six months ended August 31, 2015, there were no borrowings by Funds under the agreement.

88	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements (unaudited)

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

8. SUBSEQUENT DISTRIBUTIONS

On September 24, 2015, the Funds declared distributions from net investment income to shareholders of record on September 23, 2015. The per share amounts payable on September 25, 2015 were as follows:

Net investment income	Target 2015 Fund	Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund
Class A	$0.04127	$0.03722	$0.05633	$0.03631	$0.06110	$0.03663	$0.03472	$0.03840
Class B	N/A	N/A	0.02713	N/A	0.02599	N/A	N/A	N/A
Class C	N/A	N/A	0.02551	N/A	0.02750	N/A	0.01218	N/A
Class R	0.02775	0.02934	0.04702	0.02929	0.05164	0.02856	0.02786	0.03299
Class R4	0.05770	0.04428	0.06907	0.04382	0.07559	0.04436	0.04226	0.04759
Class R6	0.06559	0.04838	0.07549	0.04825	0.08301	0.04893	0.04646	0.05236
Administrator Class	0.04543	0.03890	0.06022	0.03821	0.06555	0.03845	0.03669	0.04162
Investor Class	0.03495	0.03358	0.05202	0.03260	0.05598	0.03234	0.03121	0.03504

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the tax year-end of each Fund.

Summary portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	89

DIVERSIFIED FIXED INCOME PORTFOLIO

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 26.06%
FHLB	0.50-6.00%	9-28-2016 to 11-1-2043	$129,946,718	$135,299,415	2.20%
FHLMC	0.75-6.75	10-14-2016 to 7-1-2045	251,533,906	266,732,098	4.35
FHLMC %%	2.50	9-17-2030	14,900,000	15,108,362	0.25
FHLMC	3.00	8-1-2045	12,500,000	12,529,199	0.20
FHLMC	3.50	2-1-2042	11,885,952	12,343,522	0.20
FHLMC %%	3.50	9-14-2045	14,000,000	14,477,093	0.24
FNMA	0.00-7.25	11-1-2015 to 9-14-2045	616,477,603	649,818,347	10.60
FNMA	3.00	8-1-2027	11,932,110	12,406,699	0.20
FNMA	3.50	1-1-2045	16,959,538	17,592,849	0.29
FNMA	3.50	5-1-2045	11,811,540	12,252,612	0.20
FNMA %%	3.50	9-14-2045	20,125,000	20,854,918	0.34
FNMA	4.00	9-1-2044	12,121,326	12,909,256	0.21
FNMA	4.00	3-1-2045	14,892,815	15,841,383	0.26
GNMA	3.00-7.00	11-15-2023 to 6-20-2045	298,466,189	316,966,039	5.17
GNMA %%	3.00	9-21-2045	14,500,000	14,691,445	0.24
GNMA	3.50	4-20-2043	15,012,372	15,703,990	0.26
GNMA	3.50	10-20-2044	12,894,909	13,448,103	0.22
GNMA	3.50	4-20-2045	15,869,119	16,566,717	0.27
GNMA	3.50	6-20-2045	11,937,096	12,449,708	0.20
Other securities				9,802,565	0.16

Total Agency Securities (Cost $1,565,546,386)				1,597,794,320	26.06

Corporate Bonds and Notes: 20.18%

Consumer Discretionary: 1.80%

Auto Components: 0.05%
Other securities				2,914,484	0.05

Automobiles: 0.08%
Other securities				4,798,496	0.08

Diversified Consumer Services: 0.04%
Other securities				2,486,362	0.04

Hotels, Restaurants & Leisure: 0.15%
Other securities				9,009,730	0.15

Household Durables: 0.02%
Other securities				1,392,528	0.02

Internet & Catalog Retail: 0.09%
Other securities				5,281,597	0.09

Leisure Products: 0.01%
Other securities				892,951	0.01

Media: 0.98%
Other securities				60,414,824	0.98

The accompanying notes are an integral part of these financial statements.

90	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2015 (unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name				Value	Percent of net assets

Multiline Retail: 0.14%
Other securities				$8,702,249	0.14%

Specialty Retail: 0.23%
Other securities				13,970,839	0.23

Textiles, Apparel & Luxury Goods: 0.01%
Other securities				803,999	0.01

Consumer Staples: 1.63%

Beverages: 0.43%
Other securities				26,428,428	0.43

Food & Staples Retailing: 0.43%
Other securities				26,221,148	0.43

Food Products: 0.36%
Other securities				21,963,014	0.36

Household Products: 0.11%
Other securities				6,839,803	0.11

Personal Products: 0.00%
Other securities				243,638	0.00

Tobacco: 0.30%
Other securities				18,027,151	0.30

Energy: 1.87%

Energy Equipment & Services: 0.13%
Other securities				7,711,013	0.13

Oil, Gas & Consumable Fuels: 1.74%
Other securities				106,837,220	1.74

	Interest rate	Maturity date	Principal
Financials: 6.65%

Banks: 2.39%
Wachovia Bank NA (l)	5.85%	2-1-2037	$1,000,000	1,204,698	0.02
Wachovia Bank NA (l)	6.60	1-15-2038	600,000	783,825	0.01
Wachovia Corporation (l)	5.50	8-1-2035	700,000	784,224	0.01
Wachovia Corporation (l)	5.63	10-15-2016	1,200,000	1,257,852	0.02
Wachovia Corporation (l)	5.75	6-15-2017	1,000,000	1,075,600	0.02
Wachovia Corporation (l)	5.75	2-1-2018	1,000,000	1,093,630	0.02
Wells Fargo & Company (l)	1.50	1-16-2018	1,000,000	996,746	0.02
Wells Fargo & Company (l)	2.10	5-8-2017	1,000,000	1,011,616	0.02
Wells Fargo & Company (l)	2.15	1-30-2020	2,500,000	2,477,335	0.04
Wells Fargo & Company (l)	2.63	12-15-2016	1,000,000	1,019,687	0.02
Wells Fargo & Company (l)	3.30	9-9-2024	1,500,000	1,487,580	0.02
Wells Fargo & Company (l)	3.45	2-13-2023	750,000	746,432	0.01
Wells Fargo & Company (l)	3.50	3-8-2022	1,000,000	1,026,379	0.02
Wells Fargo & Company (l)	4.10	6-3-2026	1,000,000	1,003,622	0.02

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	91

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Banks (continued)
Wells Fargo & Company (l)	4.13%	8-15-2023	$1,000,000	$1,030,904	0.02%
Wells Fargo & Company (l)	4.60	4-1-2021	1,250,000	1,366,969	0.02
Wells Fargo & Company (l)	5.38	11-2-2043	1,000,000	1,072,463	0.02
Wells Fargo & Company (l)	5.61	1-15-2044	1,000,000	1,111,789	0.02
Wells Fargo & Company (l)	5.63	12-11-2017	1,500,000	1,632,813	0.03
Wells Fargo Bank NA (l)	5.95	8-26-2036	350,000	417,454	0.01
Wells Fargo Capital X (l)	5.95	12-1-2086	500,000	502,500	0.01
Other securities				123,160,113	1.99

				146,264,231	2.39

Capital Markets: 1.17%
Other securities				71,652,956	1.17

Consumer Finance: 0.91%
Other securities				55,842,334	0.91

Diversified Financial Services: 0.70%
Other securities				43,140,371	0.70

Insurance: 0.79%
Other securities				48,418,675	0.79

Real Estate Management & Development: 0.01%
Other securities				686,746	0.01

REITs: 0.68%
Other securities				41,358,064	0.68

Thrifts & Mortgage Finance: 0.00%
Other securities				252,234	0.00

Health Care: 2.01%

Biotechnology: 0.31%
Other securities				19,439,323	0.31

Health Care Equipment & Supplies: 0.37%
Other securities				22,519,348	0.37

Health Care Providers & Services: 0.52%
Other securities				32,042,737	0.52

Life Sciences Tools & Services: 0.05%
Other securities				2,995,439	0.05

Pharmaceuticals: 0.76%
Other securities				46,495,126	0.76

Industrials: 1.42%

Aerospace & Defense: 0.37%
Other securities				22,572,730	0.37

The accompanying notes are an integral part of these financial statements.

92	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2015 (unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Air Freight & Logistics: 0.08%
Other securities	$5,228,446	0.08%

Airlines: 0.06%
Other securities	3,594,375	0.06

Building Products: 0.00%
Other securities	214,111	0.00

Commercial Services & Supplies: 0.12%
Other securities	7,316,539	0.12

Electrical Equipment: 0.07%
Other securities	4,653,576	0.07

Industrial Conglomerates: 0.11%
Other securities	6,632,360	0.11

Machinery: 0.23%
Other securities	13,882,697	0.23

Professional Services: 0.02%
Other securities	1,082,920	0.02

Road & Rail: 0.31%
Other securities	18,851,808	0.31

Trading Companies & Distributors: 0.05%
Other securities	3,270,530	0.05

Information Technology: 1.42%

Communications Equipment: 0.20%
Other securities	12,087,402	0.20

Electronic Equipment, Instruments & Components: 0.06%
Other securities	3,805,789	0.06

Internet Software & Services: 0.04%
Other securities	2,561,290	0.04

IT Services: 0.25%
Other securities	15,347,370	0.25

Semiconductors & Semiconductor Equipment: 0.13%
Other securities	8,070,311	0.13

Software: 0.38%
Other securities	23,235,310	0.38

Technology Hardware, Storage & Peripherals: 0.36%
Other securities	21,735,372	0.36

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	93

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name				Value	Percent of net assets

Materials: 0.73%

Chemicals: 0.43%
Other securities				$26,004,799	0.43%

Construction Materials: 0.00%
Other securities				139,060	0.00

Containers & Packaging: 0.03%
Other securities				1,867,041	0.03

Metals & Mining: 0.17%
Other securities				10,483,534	0.17

Paper & Forest Products: 0.10%
Other securities				6,128,430	0.10

Telecommunication Services: 0.85%

Diversified Telecommunication Services: 0.84%
Other securities				51,510,378	0.84

Wireless Telecommunication Services: 0.01%
Other securities				591,983	0.01

Utilities: 1.80%

Electric Utilities: 1.34%
Other securities				82,343,469	1.34

Gas Utilities: 0.08%
Other securities				5,050,372	0.08

Independent Power & Renewable Electricity Producers: 0.02%
Other securities				931,420	0.02

Multi-Utilities: 0.34%
Other securities				21,084,298	0.34

Water Utilities: 0.02%
Other securities				1,121,027	0.02

Total Corporate Bonds and Notes (Cost $1,210,676,671)				1,237,445,805	20.18

	Interest rate	Maturity date	Principal

Foreign Government Bonds @: 25.09%
Bundesrepublik Deutschland (EUR)	0.50-6.50%	1-4-2017 to 8-15-2046	69,630,000	95,201,760	1.52
France Government Bond (EUR)	0.00-8.50	10-25-2016 to 4-25-2060	111,250,000	148,331,585	2.41
Italy Buoni Poliennali del Tesoro (EUR)	0.75-9.00	8-1-2016 to 9-1-2046	124,470,000	163,631,262	2.68
Japan Government Five Year Bond Series 066 (JPY)	0.40	9-20-2016	1,525,000,000	12,630,575	0.21
Japan Government Five Year Bond (JPY)	0.20-0.30	12-20-2016 to 3-20-2019	6,540,000,000	54,202,699	0.88
Japan Government Ten Year Bond (JPY)	0.30-1.80	9-20-2016 to 12-20-2024	31,397,000,000	269,829,103	4.42
Japan Government Ten Year Bond Series 285 (JPY)	1.70	3-20-2017	1,850,000,000	15,659,422	0.26

The accompanying notes are an integral part of these financial statements.

94	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2015 (unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Foreign Government Bonds @ (continued)
Japan Government Thirty Year Bond (JPY)	1.70-2.90%	5-20-2030 to 3-20-2044	8,287,500,000	$80,704,769	1.32%
Japan Government Twenty Year Bond (JPY)	0.80-3.10	9-20-2017 to 6-20-2034	19,018,500,000	178,544,364	2.95
Japan Government Twenty Year Bond Series 79 (JPY)	2.00	6-20-2025	1,325,000,000	12,633,812	0.21
United Kingdom Gilt (GBP)	1.00-8.75	9-7-2016 to 7-22-2068	108,630,000	198,765,636	3.22
Other securities				308,736,782	5.01

Total Foreign Government Bonds (Cost $1,702,134,725)				1,538,871,769	25.09

U.S. Treasury Securities: 22.18%
U.S. Treasury Bond	2.50-6.88	8-15-2025 to 2-15-2045	$174,200,000	197,079,535	3.22
U.S. Treasury Note	0.50-9.13	9-15-2016 to 11-15-2024	530,150,000	547,799,476	8.93
U.S. Treasury Note	0.63	9-30-2017	24,000,000	23,920,632	0.39
U.S. Treasury Note	0.75	6-30-2017	15,000,000	15,009,180	0.24
U.S. Treasury Note	0.75	12-31-2017	14,000,000	13,953,156	0.23
U.S. Treasury Note	0.88	12-31-2016	25,000,000	25,102,550	0.41
U.S. Treasury Note	0.88	2-28-2017	20,000,000	20,075,520	0.33
U.S. Treasury Note	0.88	5-15-2017	12,400,000	12,439,717	0.20
U.S. Treasury Note	1.00	6-30-2019	25,000,000	24,682,300	0.40
U.S. Treasury Note	1.00	9-30-2019	23,500,000	23,112,626	0.38
U.S. Treasury Note	1.13	4-30-2020	15,000,000	14,728,125	0.24
U.S. Treasury Note	1.38	4-30-2020	15,500,000	15,403,528	0.25
U.S. Treasury Note	1.50	5-31-2019	25,000,000	25,153,650	0.41
U.S. Treasury Note	1.63	3-31-2019	20,000,000	20,235,680	0.33
U.S. Treasury Note	1.75	9-30-2019	30,000,000	30,401,160	0.50
U.S. Treasury Note	1.75	2-28-2022	15,000,000	14,860,155	0.24
U.S. Treasury Note	1.75	5-15-2023	12,500,000	12,219,725	0.20
U.S. Treasury Note	2.00	11-15-2021	16,000,000	16,126,256	0.26
U.S. Treasury Note	2.00	2-15-2025	21,500,000	21,099,111	0.34
U.S. Treasury Note	2.25	3-31-2021	15,000,000	15,406,245	0.25
U.S. Treasury Note	2.25	11-15-2024	18,500,000	18,573,704	0.30
U.S. Treasury Note	2.38	8-15-2024	15,000,000	15,238,275	0.25
U.S. Treasury Note	2.50	8-15-2023	14,250,000	14,697,165	0.24
U.S. Treasury Note	2.50	5-15-2024	15,500,000	15,928,265	0.26
U.S. Treasury Note	2.63	8-15-2020	12,000,000	12,584,844	0.21
U.S. Treasury Note	2.63	11-15-2020	15,000,000	15,718,365	0.26
U.S. Treasury Note	2.75	11-30-2016	24,000,000	24,664,056	0.40
U.S. Treasury Note	2.75	2-15-2019	16,950,000	17,811,399	0.29
U.S. Treasury Note	2.75	11-15-2023	15,500,000	16,279,836	0.27
U.S. Treasury Note	2.75	2-15-2024	18,250,000	19,146,349	0.31
U.S. Treasury Note	3.63	2-15-2020	20,500,000	22,374,889	0.37
U.S. Treasury Note	3.63	2-15-2021	20,000,000	22,000,780	0.36
U.S. Treasury Note	4.63	11-15-2016	30,000,000	31,476,305	0.51
U.S. Treasury Note	4.75	8-15-2017	23,000,000	24,775,002	0.40

Total U.S. Treasury Securities (Cost $1,326,315,337)				1,360,077,561	22.18

Yankee Corporate Bonds and Notes: 3.92%

Consumer Discretionary: 0.05%

Media: 0.05%
Other securities				2,826,326	0.05

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	95

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Consumer Staples: 0.06%

Beverages: 0.06%
Other securities	$4,020,955	0.06%

Energy: 0.65%

Energy Equipment & Services: 0.03%
Other securities	2,003,696	0.03

Oil, Gas & Consumable Fuels: 0.62%
Other securities	38,055,293	0.62

Financials: 1.87%

Banks: 1.27%
Other securities	78,042,124	1.27

Capital Markets: 0.05%
Other securities	3,055,837	0.05

Diversified Financial Services: 0.49%
Other securities	30,021,664	0.49

Insurance: 0.06%
Other securities	3,297,915	0.06

Real Estate Management & Development: 0.00%
Other securities	132,333	0.00

Health Care: 0.28%

Health Care Equipment & Supplies: 0.03%
Other securities	1,650,205	0.03

Pharmaceuticals: 0.25%
Other securities	15,430,727	0.25

Industrials: 0.11%

Aerospace & Defense: 0.01%
Other securities	576,630	0.01

Industrial Conglomerates: 0.05%
Other securities	3,162,236	0.05

Machinery: 0.01%
Other securities	568,150	0.01

Road & Rail: 0.04%
Other securities	2,620,238	0.04

Information Technology: 0.10%

Communications Equipment: 0.01%
Other securities	414,215	0.01

The accompanying notes are an integral part of these financial statements.

96	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2015 (unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name			Value	Percent of net assets

Internet Software & Services: 0.06%
Other securities			$3,536,753	0.06%

Technology Hardware, Storage & Peripherals: 0.03%
Other securities			1,919,572	0.03

Materials: 0.37%

Chemicals: 0.08%
Other securities			4,783,307	0.08

Metals & Mining: 0.28%
Other securities			17,233,080	0.28

Paper & Forest Products: 0.01%
Other securities			909,667	0.01

Telecommunication Services: 0.42%

Diversified Telecommunication Services: 0.21%
Other securities			12,594,163	0.21

Wireless Telecommunication Services: 0.21%
Other securities			12,909,280	0.21

Utilities: 0.01%

Electric Utilities: 0.00%
Other securities			172,573	0.00

Independent Power & Renewable Electricity Producers: 0.01%
Other securities			300,143	0.01

Water Utilities: 0.00%
Other securities			268,269	0.00

Total Yankee Corporate Bonds and Notes (Cost $240,262,644)			240,505,351	3.92

Yankee Government Bonds: 0.03%
Other securities			2,013,720	0.03

Total Yankee Government Bonds (Cost $2,000,987)			2,013,720	0.03

	Yield	Shares
Short-Term Investments: 2.37%

Investment Companies: 2.37%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.15%	3,815,736	3,815,736	0.06
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.15	141,369,976	141,369,976	2.31

Total Short-Term Investments (Cost $145,185,712)			145,185,712	2.37

Total investments in securities (Cost $6,192,122,462) *			6,121,894,238	99.83
Other assets and liabilities, net			10,638,220	0.17

Total net assets			$6,132,532,458	100.00%

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	97

DIVERSIFIED FIXED INCOME PORTFOLIO

%%	The security is issued on a when-issued basis.

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

@	Foreign bond principal is denominated in the local currency of the issuer.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

*	Cost for federal income tax purposes is $6,193,965,926 and unrealized gains (losses) consists of:

Gross unrealized gains	$152,371,409
Gross unrealized losses	(224,443,097)

Net unrealized losses	$(72,071,688)

The following table shows the percent of total long-term investments by geographic location as of August 31, 2015:

United States	70.01%
Japan	10.97
United Kingdom	4.24
France	2.92
Italy	2.87
Germany	2.12
Spain	1.49
Canada	1.46
Netherlands	1.11
Other	2.81

100.00%

The accompanying notes are an integral part of these financial statements.

98	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2015 (unaudited)

DIVERSIFIED STOCK PORTFOLIO

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Shares	Value	Percent of net assets

Common Stocks: 99.13%

Consumer Discretionary: 13.58%

Auto Components : 0.89%
Other securities		$77,548,445	0.89%

Automobiles: 1.22%
Toyota Motor Corporation	467,014	27,704,579	0.32
Other securities		77,877,305	0.90

		105,581,884	1.22

Distributors: 0.14%
Other securities		12,578,431	0.14

Diversified Consumer Services: 0.41%
Other securities		35,489,091	0.41

Hotels, Restaurants & Leisure: 2.17%
McDonald’s Corporation	173,614	16,496,802	0.19
Other securities		171,245,582	1.98

		187,742,384	2.17

Household Durables: 1.01%
Other securities		87,563,078	1.01

Internet & Catalog Retail: 1.13%
Amazon.com Incorporated †	69,127	35,454,547	0.41
Other securities		62,324,845	0.72

		97,779,392	1.13

Leisure Products: 0.40%
Other securities		34,390,531	0.40

Media: 1.85%
Naspers Limited	124,680	16,163,084	0.19
Other securities		143,712,968	1.66

		159,876,052	1.85

Multiline Retail: 0.46%
Other securities		39,503,350	0.46

Specialty Retail: 2.55%
The Home Depot Incorporated	239,077	27,842,907	0.32
Other securities		193,125,946	2.23

		220,968,853	2.55

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	99

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Textiles, Apparel & Luxury Goods: 1.35%
Other securities		$117,056,671	1.35%

Consumer Staples: 6.90%

Beverages: 1.60%
PepsiCo Incorporated	179,819	16,710,580	0.19
The Coca-Cola Company	477,474	18,774,278	0.22
Other securities		102,864,941	1.19

		138,349,799	1.60

Food & Staples Retailing: 1.40%
Other securities		120,908,526	1.40

Food Products: 2.05%
Nestle SA	300,165	22,140,138	0.26
Other securities		155,597,742	1.79

		177,737,880	2.05

Household Products: 0.78%
The Procter & Gamble Company	325,868	23,029,092	0.27
Other securities		44,783,830	0.51

		67,812,922	0.78

Personal Products: 0.38%
Other securities		33,044,837	0.38

Tobacco: 0.69%
Philip Morris International Incorporated	188,943	15,077,651	0.17
Other securities		44,484,585	0.52

		59,562,236	0.69

Energy: 5.42%

Energy Equipment & Services: 0.94%
Schlumberger Limited	230,905	17,865,120	0.21
Other securities		63,511,541	0.73

		81,376,661	0.94

Oil, Gas & Consumable Fuels: 4.48%
Chevron Corporation	229,016	18,548,006	0.21
Exxon Mobil Corporation	502,152	37,781,916	0.44
Other securities		331,475,035	3.83

		387,804,957	4.48

Financials: 23.76%

Banks: 8.79%
Bank of America Corporation	1,277,045	20,866,915	0.24
China Construction Bank H Shares	24,487,990	17,220,475	0.20
Citigroup Incorporated	369,144	19,741,821	0.23

The accompanying notes are an integral part of these financial statements.

100	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2015 (unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Banks (continued)
JPMorgan Chase & Company	450,193	$28,857,371	0.33%
Mitsubishi UFJ Financial Group Incorporated	2,289,770	15,111,519	0.17
Wells Fargo & Company (l)	562,784	30,013,271	0.35
Other securities		629,993,493	7.27

		761,804,865	8.79

Capital Markets: 1.74%
Other securities		150,470,110	1.74

Consumer Finance: 0.42%
Other securities		36,017,947	0.42

Diversified Financial Services: 1.23%
Berkshire Hathaway Incorporated Class B †	219,052	29,361,730	0.34
Other securities		77,026,518	0.89

		106,388,248	1.23

Insurance: 4.43%
Other securities		384,185,190	4.43

Real Estate Management & Development: 0.97%
Other securities		83,719,334	0.97

REITs: 5.79%
Other securities		501,865,190	5.79

Thrifts & Mortgage Finance: 0.39%
Other securities		33,833,408	0.39

Health Care: 11.10%

Biotechnology: 1.86%
Celgene Corporation †	144,624	17,077,202	0.20
Gilead Sciences Incorporated	270,400	28,410,928	0.33
Other securities		116,021,970	1.33

		161,510,100	1.86

Health Care Equipment & Supplies: 1.66%
Other securities		143,426,408	1.66

Health Care Providers & Services: 2.51%
Humana Incorporated	86,828	15,871,290	0.18
Other securities		201,188,043	2.33

		217,059,333	2.51

Health Care Technology: 0.22%
Other securities		19,242,123	0.22

Life Sciences Tools & Services: 0.67%
Other securities		58,460,317	0.67

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	101

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Pharmaceuticals: 4.18%
Allergan plc †	70,742	$21,487,175	0.25%
Johnson & Johnson	333,096	31,304,362	0.36
Mallinckrodt plc †	229,591	19,799,928	0.23
Merck & Company Incorporated	343,885	18,518,207	0.21
Novartis AG	251,893	24,677,254	0.29
Pfizer Incorporated	739,571	23,828,978	0.28
Roche Holding AG Genusschein	65,388	17,857,996	0.21
Other securities		204,446,700	2.35

		361,920,600	4.18

Industrials: 11.58%

Aerospace & Defense: 1.86%
The Boeing Company	118,400	15,472,512	0.18
Other securities		145,455,433	1.68

		160,927,945	1.86

Air Freight & Logistics: 0.45%
Other securities		38,709,401	0.45

Airlines: 0.50%
Other securities		42,995,109	0.50

Building Products: 0.68%
Other securities		58,923,305	0.68

Commercial Services & Supplies: 1.04%
Other securities		89,937,078	1.04

Construction & Engineering: 0.46%
Other securities		39,542,546	0.46

Electrical Equipment: 0.78%
Other securities		67,374,923	0.78

Industrial Conglomerates: 1.12%
General Electric Company	1,210,176	30,036,568	0.35
Other securities		67,476,217	0.77

		97,512,785	1.12

Machinery: 2.31%
Other securities		200,483,522	2.31

Marine: 0.09%
Other securities		7,601,977	0.09

Professional Services: 0.35%
Other securities		30,771,031	0.35

The accompanying notes are an integral part of these financial statements.

102	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2015 (unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Road & Rail: 0.98%
Other securities		$84,574,438	0.98%

Trading Companies & Distributors: 0.76%
Other securities		65,846,957	0.76

Transportation Infrastructure: 0.20%
Other securities		17,694,483	0.20

Information Technology: 15.25%

Communications Equipment: 1.07%
Cisco Systems Incorporated	619,950	16,044,306	0.19
QUALCOMM Incorporated	298,697	16,900,276	0.19
Other securities		60,056,272	0.69

		93,000,854	1.07

Electronic Equipment, Instruments & Components: 1.43%
Other securities		124,115,418	1.43

Internet Software & Services: 2.31%
Facebook Incorporated Class A †	381,176	34,088,570	0.39
Google Incorporated Class A †	51,842	33,584,284	0.39
Google Incorporated Class C †	52,076	32,195,987	0.37
Tencent Holdings Limited	1,595,288	27,130,013	0.31
Other securities		73,262,535	0.85

		200,261,389	2.31

IT Services: 2.77%
International Business Machines Corporation	166,846	24,674,855	0.29
MasterCard Incorporated Class A	176,300	16,284,831	0.19
Visa Incorporated Class A	351,744	25,079,347	0.29
Other securities		173,604,999	2.00

		239,644,032	2.77

Semiconductors & Semiconductor Equipment: 2.74%
Avago Technologies Limited	133,370	16,800,619	0.19
Intel Corporation	578,302	16,504,739	0.19
Qorvo Incorporated †	352,091	19,544,571	0.23
Taiwan Semiconductor Manufacturing Company Limited	5,583,298	22,136,877	0.26
Other securities		162,207,709	1.87

		237,194,515	2.74

Software: 2.65%
Microsoft Corporation	979,473	42,626,665	0.49
Other securities		186,782,378	2.16

		229,409,043	2.65

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	103

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Technology Hardware, Storage & Peripherals: 2.28%
Apple Incorporated	1,057,843	$119,282,377	1.38%
Samsung Electronics Company Limited	19,400	17,862,270	0.21
Other securities		59,913,144	0.69

		197,057,791	2.28

Materials: 4.80%

Chemicals: 2.42%
Other securities		209,540,390	2.42

Construction Materials: 0.47%
Other securities		40,719,101	0.47

Containers & Packaging: 0.41%
Other securities		35,313,021	0.41

Metals & Mining: 1.26%
Other securities		109,153,713	1.26

Paper & Forest Products: 0.24%
Other securities		21,305,798	0.24

Telecommunication Services: 2.61%

Diversified Telecommunication Services: 1.38%
AT&T Incorporated	746,177	24,773,076	0.29
Verizon Communications Incorporated	495,597	22,802,418	0.26
Other securities		71,614,948	0.83

		119,190,442	1.38

Wireless Telecommunication Services: 1.23%
China Mobile Limited	1,654,000	20,039,948	0.23
Other securities		86,394,314	1.00

		106,434,262	1.23

Utilities: 4.13%

Electric Utilities: 1.83%
Other securities		158,522,662	1.83

Gas Utilities: 0.67%
Other securities		58,484,138	0.67

Independent Power & Renewable Electricity Producers: 0.30%
Other securities		25,916,167	0.30

Multi-Utilities: 1.18%
Other securities		102,313,441	1.18

Water Utilities: 0.15%
Other securities		12,711,954	0.15

Total Common Stocks (Cost $6,654,087,357)		8,585,762,784	99.13

The accompanying notes are an integral part of these financial statements.

104	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2015 (unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security name	Value	Percent of net assets

Preferred Stocks: 0.39%

Consumer Discretionary: 0.06%

Automobiles: 0.05%
Other securities	$4,543,565	0.05%

Multiline Retail: 0.01%
Other securities	883,845	0.01

Consumer Staples: 0.03%

Beverages: 0.00%
Other securities	69,815	0.00

Food & Staples Retailing: 0.01%
Other securities	719,246	0.01

Household Products: 0.02%
Other securities	1,782,670	0.02

Energy: 0.06%

Oil, Gas & Consumable Fuels: 0.06%
Other securities	4,972,313	0.06

Financials: 0.15%

Banks: 0.15%
Other securities	13,050,170	0.15

Health Care: 0.00%

Life Sciences Tools & Services: 0.00%
Other securities	275	0.00

Information Technology: 0.03%

Technology Hardware, Storage & Peripherals: 0.03%
Other securities	2,208,928	0.03

Materials: 0.04%

Chemicals: 0.01%
Other securities	889,602	0.01

Metals & Mining: 0.03%
Other securities	2,540,796	0.03

Telecommunication Services: 0.02%

Diversified Telecommunication Services: 0.02%
Other securities	1,460,640	0.02

Utilities: 0.00%

Electric Utilities: 0.00%
Other securities	347,005	0.00

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	105

DIVERSIFIED STOCK PORTFOLIO

Security name	Value	Percent of net assets

Multi-Utilities: 0.00%
Other securities	$45,307	0.00%

Total Preferred Stocks (Cost $63,930,319)	33,514,177	0.39

Rights: 0.00%

Financials: 0.00%

Banks: 0.00%
Other securities	86	0.00

Capital Markets: 0.00%
Other securities	1,305	0.00

Health Care: 0.00%

Biotechnology: 0.00%
Other securities	0	0.00

Information Technology: 0.00%

Software: 0.00%
Other securities	351	0.00

Total Rights (Cost $460)	1,742	0.00

Warrants: 0.00%

Consumer Discretionary: 0.00%

Automobiles: 0.00%
Other securities	114,270	0.00

Hotels, Restaurants & Leisure: 0.00%
Other securities	1,994	0.00

Media: 0.00%
Other securities	383	0.00

Energy: 0.00%

Energy Equipment & Services: 0.00%
Other securities	956	0.00

Oil, Gas & Consumable Fuels: 0.00%
Other securities	41	0.00

Financials: 0.00%

Real Estate Management & Development: 0.00%
Other securities	11,747	0.00

Industrials: 0.00%

Construction & Engineering: 0.00%
Other securities	1,881	0.00

The accompanying notes are an integral part of these financial statements.

106	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2015 (unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security name			Value	Percent of net assets

Materials: 0.00%

Chemicals: 0.00%
Other securities			$4,114	0.00%

Utilities: 0.00%

Water Utilities: 0.00%
Other securities			515	0.00

Total Warrants (Cost $133,450)			135,901	0.00

	Yield	Shares
Short-Term Investments: 3.95%

Investment Companies: 3.95%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.15%	182,616,970	182,616,970	2.11
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.15	159,716,872	159,716,872	1.84

Total Short-Term Investments (Cost $342,333,842)			342,333,842	3.95

Total investments in securities (Cost $7,060,485,428) *			8,961,748,446	103.47
Other assets and liabilities, net			(300,178,775)	(3.47)

Total net assets			$8,661,569,671	100.00%

†	Non-income-earning security

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $7,133,894,682 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,587,926,961
Gross unrealized losses	(760,073,197)

Net unrealized gains	$1,827,853,764

The following table shows percent of total long-term investments by geographic locations as of August 31, 2015:

United States	65.29%
Japan	7.00
United Kingdom	3.22
China	2.24
Australia	1.60
Taiwan	1.56
Hong Kong	1.53
Switzerland	1.53
France	1.37
Canada	1.35
India	1.24
Germany	1.22
Ireland	1.13
South Korea	1.06
Other	8.66

100.00%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	107

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit: 39.88%
Abbey National Treasury Services plc	0.08%	9-1-2015	$10,000,000	$10,000,000
Abbey National Treasury Services plc (z)	0.30	10-2-2015	4,000,000	3,999,560
Agricultural Bank of China ±	0.42	9-2-2016	3,000,000	3,000,006
Banco del Estado de Chile	0.26	9-8-2015	1,000,000	1,000,040
Banco del Estado de Chile	0.26	9-22-2015	1,000,000	1,000,080
Bank of Montreal	0.27	10-22-2015	4,000,000	4,000,600
Bank of Montreal ±	0.29	10-19-2015	7,000,000	6,999,790
Bank of New York	0.07	9-1-2015	19,000,000	19,000,000
Bank of Nova Scotia ±	0.32	12-21-2015	1,000,000	999,960
Bank of Nova Scotia ±	0.36	11-25-2015	8,000,000	7,998,720
Bank of Nova Scotia ±	0.36	1-8-2016	3,000,000	2,999,760
Bank of Nova Scotia ±	0.51	1-8-2016	2,000,000	2,000,380
Bedford Row Funding Corporation 144A±	0.29	9-2-2015	2,000,000	2,000,000
China Shipping Container Lines (z)	0.45	9-1-2015	8,000,000	8,000,000
CNPC Finance 144A(z)	0.40	9-1-2015	5,000,000	5,000,000
COFCO Capital Corporation (z)	0.50	9-1-2015	2,000,000	2,000,000
Commonwealth Bank of Australia	0.15	9-1-2015	3,000,000	3,000,000
Cooperatieve Centrale	0.29	11-4-2015	5,000,000	4,999,950
Cooperatieve Centrale ±	0.32	10-9-2015	3,000,000	2,999,640
Cooperatieve Centrale ±	0.44	7-12-2016	2,000,000	1,999,900
Credit Agricole SA	0.08	9-1-2015	32,000,000	32,000,000
Crown Point Capital Company 144A(z)	0.30	9-1-2015	8,000,000	8,000,000
DG Bank (New York)	0.30	10-14-2015	5,000,000	5,000,500
DNB Nor Bank ASA	0.07	9-1-2015	18,000,000	18,000,000
HSBC Bank plc	0.09	9-1-2015	32,000,000	32,000,000
HSBC Bank plc	0.31	9-3-2015	5,000,000	5,000,050
HSBC Bank plc ±	0.35	1-5-2016	3,000,000	2,999,760
HSBC Bank plc ±	0.35	1-11-2016	2,000,000	1,999,840
HSBC Bank plc ±	0.35	1-15-2016	5,000,000	4,999,800
HSBC Bank plc ±	0.35	2-9-2016	3,000,000	2,999,730
KBC Bank	0.07	9-1-2015	17,000,000	17,000,000
Lloyds Bank plc	0.07	9-1-2015	4,000,000	4,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.28	9-18-2015	5,000,000	5,000,250
Mitsubishi UFJ Trust & Banking Corporation	0.30	11-3-2015	2,000,000	2,000,180
Mizuho Corporate Bank (z)	0.30	9-4-2015	3,000,000	2,999,925
Mizuho Corporate Bank (z)	0.30	9-8-2015	1,000,000	999,942
National Bank of Canada ±	0.44	11-6-2015	3,000,000	3,000,180
National Bank of Canada	0.48	1-13-2016	4,000,000	4,001,644
National Bank of Canada	0.07	9-1-2015	4,000,000	4,000,000
Natixis (New York) ±	0.27	9-18-2015	5,000,000	4,999,900
Nordea Bank AB	0.06	9-1-2015	8,000,000	8,000,000
Norinchukin Bank	0.26	9-11-2015	5,000,000	5,000,150
Norinchukin Bank	0.27	10-5-2015	5,000,000	5,000,300
Norinchukin Bank	0.28	10-16-2015	5,000,000	5,000,300
NV Bank Nederlandse Gemeenten 144A±	0.29	9-3-2015	3,000,000	3,000,000
Oversea Chinese Banking Corporation	0.24	9-18-2015	7,000,000	7,000,140
Oversea Chinese Banking Corporation ±	0.34	1-14-2016	7,000,000	6,999,440
Royal Bank of Canada ±	0.28	9-4-2015	3,000,000	3,000,000
Royal Bank of Canada ±	0.51	12-16-2015	2,000,000	2,000,850
Skandinaviska Enskilda Banken AG	0.07	9-1-2015	10,000,000	10,000,000

The accompanying notes are an integral part of these financial statements.

108	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—August 31, 2015 (unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit (continued)
Skandinaviska Enskilda Banken AG	0.13%	9-1-2015	$17,000,000	$17,000,000
Societe Generale ±	0.28	1-26-2016	6,000,000	5,999,400
Standard Chartered Bank ±	0.40	2-29-2016	3,000,000	2,999,700
Standard Chartered Bank ±	0.29	1-11-2016	3,000,000	2,999,880
Standard Chartered Bank	0.30	10-1-2015	1,000,000	1,000,100
Standard Chartered Bank ±	0.38	2-16-2016	5,000,000	4,999,550
Standard Chartered Bank ±	0.38	2-8-2016	3,000,000	2,999,730
Standard Chartered Bank ±	0.39	3-11-2016	2,000,000	1,999,800
State Street Bank & Trust Company ±	0.32	10-1-2015	4,000,000	3,999,680
State Street Bank & Trust Company ±	0.34	10-23-2015	3,000,000	2,999,520
State Street Bank & Trust Company ±	0.36	2-11-2016	4,000,000	3,999,640
State Street Bank & Trust Company ±	0.41	4-11-2016	3,000,000	2,999,640
Sumitomo Mitsui Banking Corporation	0.18	9-14-2015	5,000,000	5,000,000
Sumitomo Mitsui Banking Corporation	0.26	9-8-2015	8,000,000	8,000,160
Sumitomo Mitsui Banking Corporation	0.29	10-28-2015	5,000,000	5,000,450
Sumitomo Trust & Banking Corporation	0.28	10-1-2015	4,000,000	4,000,280
Sumitomo Trust & Banking Corporation	0.28	10-2-2015	10,000,000	10,000,700
Sumitomo Trust & Banking Corporation	0.28	10-8-2015	3,000,000	3,000,210
Sumitomo Trust & Banking Corporation	0.33	11-24-2015	5,000,000	5,000,100
Svenska Handelsbanken ±	0.29	12-9-2015	4,000,000	3,999,880
Svenska Handelsbanken ±	0.35	1-19-2016	8,000,000	7,999,360
Swedbank	0.05	9-1-2015	10,000,000	10,000,000
Toronto-Dominion Bank ±	0.28	11-9-2015	3,000,000	2,999,880
Toronto-Dominion Bank ±	0.29	11-18-2015	3,000,000	2,999,820
Toronto-Dominion Bank ±	0.30	4-1-2016	2,000,000	1,999,740
Toronto-Dominion Bank ±	0.31	11-6-2015	3,000,000	2,999,370
Toronto-Dominion Bank ±	0.32	4-15-2016	2,000,000	1,999,640
Toronto-Dominion Bank ±	0.35	3-16-2016	4,000,000	3,999,760
Toyota Motor Credit ±	0.37	2-18-2016	2,000,000	2,000,000
Westpac Banking Corporation ±	0.29	11-3-2015	7,000,000	6,999,790

Total Certificates of Deposit (Cost $451,002,694)				450,997,047

Commercial Paper: 43.67%
Albion Capital Corporation 144A(z)	0.29	10-26-2015	5,000,000	4,998,500
Anglesea Funding LLC 144A±(p)	0.32	12-18-2015	2,000,000	1,999,880
Anglesea Funding LLC 144A±(p)	0.33	11-12-2015	1,000,000	999,980
Anglesea Funding LLC 144A±(p)	0.33	12-29-2015	2,000,000	1,999,860
Anglesea Funding LLC 144A(z)(p)	0.17	9-2-2015	4,000,000	3,999,960
Antalis S.A. 144A(z)	0.23	9-2-2015	5,000,000	4,999,950
Antalis S.A. 144A(z)	0.23	9-21-2015	2,000,000	1,999,800
Antalis S.A. 144A(z)	0.31	10-5-2015	3,000,000	2,999,280
Atlantic Asset Securitization Corporation 144A±(p)	0.28	4-12-2016	4,000,000	3,999,720
Atlantic Asset Securitization Corporation 144A±(p)	0.29	4-15-2016	4,000,000	3,999,720
Atlantic Asset Securitization Corporation 144A±(p)	0.29	4-27-2016	3,000,000	2,999,610
Australia & New Zealand Banking Group 144A±	0.43	4-18-2016	4,000,000	3,999,240
Australia & New Zealand Banking Group 144A±	0.30	12-21-2015	1,000,000	999,730
Banco de Credito e Inversiones 144A(z)	0.46	10-5-2015	3,000,000	2,999,490
Banco de Credito e Inversiones 144A(z)	0.48	10-30-2015	2,000,000	1,999,340
Banco del Estado de Chile 144A(z)	0.35	9-2-2015	2,000,000	1,999,980
Banco del Estado de Chile 144A(z)	0.35	9-8-2015	2,000,000	1,999,940

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	109

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Banco del Estado de Chile 144A(z)	0.35%	9-17-2015	$2,000,000	$1,999,860
Banco del Estado de Chile 144A(z)	0.35	10-5-2015	2,000,000	1,999,660
Banco del Estado de Chile 144A(z)	0.35	10-8-2015	1,000,000	999,820
Banco Santander Chile 144A(z)	0.25	9-2-2015	2,000,000	1,999,980
Bank of Nova Scotia 144A±	0.31	12-1-2015	2,000,000	1,999,960
Bank of Nova Scotia 144A±	0.33	4-1-2016	4,000,000	3,999,400
Banque et Caisse d’Epargne de l’Etat (z)	0.30	11-17-2015	2,000,000	1,998,560
Barton Capital LLC 144A(z)	0.25	9-11-2015	1,000,000	999,960
Bedford Row Funding Corporation 144A±(p)	0.32	1-14-2016	2,000,000	1,999,920
Bedford Row Funding Corporation 144A±(p)	0.36	1-20-2016	2,000,000	1,999,840
Bedford Row Funding Corporation 144A±(p)	0.30	9-16-2015	2,000,000	1,999,960
Bedford Row Funding Corporation 144A±(p)	0.35	2-1-2016	3,000,000	2,999,460
Bedford Row Funding Corporation 144A±(p)	0.39	2-16-2016	2,000,000	1,999,860
Bennington Sark Capital Company 144A(z)	0.25	9-3-2015	3,000,000	2,999,970
Bennington Sark Capital Company 144A(z)	0.25	9-8-2015	3,000,000	2,999,880
Bennington Sark Capital Company 144A±	0.44	5-13-2016	2,000,000	1,999,680
Caisse Centrale Desjardins du Quebec 144A(z)	0.21	9-21-2015	2,000,000	1,999,820
Caisse Centrale Desjardins du Quebec 144A(z)	0.21	9-24-2015	5,000,000	4,999,500
Caisse Centrale Desjardins du Quebec 144A(z)	0.21	9-23-2015	10,000,000	9,999,000
Caisse Centrale Desjardins du Quebec 144A(z)	0.21	9-28-2015	3,000,000	2,999,610
Caisse Des Depots et Consignations 144A(z)	0.24	10-6-2015	5,000,000	4,998,900
CDP Financial Incorporated 144A(z)	0.17	9-14-2015	6,000,000	5,999,760
Chesham Finance Limited 144A(z)	0.17	9-1-2015	2,000,000	1,999,990
Chesham Finance Limited 144A(z)	0.17	9-1-2015	2,000,000	1,999,991
China International Marine Containers Group Limited (z)	0.45	9-2-2015	4,000,000	3,999,960
China International Marine Containers Group Limited (z)	0.50	9-3-2015	2,000,000	1,999,980
China Shipping Container Lines (z)	0.50	9-3-2015	5,000,000	4,999,950
Chinatex Capital Limited (z)	0.45	9-3-2015	7,000,000	6,999,790
CNPC Finance 144A(z)	0.41	9-2-2015	4,000,000	3,999,960
CNPC Finance 144A(z)	0.45	9-8-2015	5,000,000	4,999,850
CNPC Finance 144A(z)	0.45	9-9-2015	2,000,000	1,999,920
COFCO Capital Corporation (z)	0.20	9-10-2015	2,000,000	1,999,900
Collateralized Commercial Paper Company LLC 144A±	0.46	4-22-2016	5,000,000	4,999,350
Collateralized Commercial Paper Company LLC ±	0.46	4-22-2016	5,000,000	4,999,350
Collateralized Commercial Paper Company LLC 144A±	0.49	6-8-2016	4,000,000	3,999,680
Commonwealth Bank of Australia 144A±	0.30	2-25-2016	5,000,000	4,999,500
Concord Minutemen Capital Company 144A(z)(p)	0.24	9-9-2015	2,000,000	1,999,920
Concord Minutemen Capital Company 144A(z)(p)	0.30	9-2-2015	3,000,000	2,999,970
Concord Minutemen Capital Company 144A(z)(p)	0.30	10-1-2015	2,000,000	1,999,600
Concord Minutemen Capital Company 144A(z)(p)	0.30	10-6-2015	8,000,000	7,998,000
Concord Minutemen Capital Company 144A(z)(p)	0.20	9-10-2015	3,000,000	2,999,850
Concord Minutemen Capital Company 144A(z)(p)	0.20	9-14-2015	3,000,000	2,999,790
Crown Point Capital Company 144A(z)(p)	0.24	9-3-2015	3,000,000	2,999,970
Crown Point Capital Company 144A(z)(p)	0.24	9-16-2015	1,000,000	999,920
Crown Point Capital Company 144A(z)(p)	0.30	10-1-2015	1,000,000	999,800
Crown Point Capital Company 144A(z)(p)	0.30	10-9-2015	3,000,000	2,999,160
Erste Abwicklungsanstalt 144A(z)	0.21	9-10-2015	2,000,000	1,999,940
Erste Abwicklungsanstalt 144A(z)	0.21	9-11-2015	1,000,000	999,970
Erste Abwicklungsanstalt 144A(z)	0.27	10-23-2015	2,000,000	1,999,520
Erste Abwicklungsanstalt 144A(z)	0.27	11-9-2015	4,000,000	3,998,560

The accompanying notes are an integral part of these financial statements.

110	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—August 31, 2015 (unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Erste Abwicklungsanstalt 144A(z)	0.32%	11-24-2015	$1,000,000	$999,520
Erste Abwicklungsanstalt 144A±	0.38	2-9-2016	1,000,000	999,910
European Investment Bank (z)	0.19	10-2-2015	3,000,000	2,999,493
European Investment Bank (z)	0.20	9-24-2015	5,000,000	4,999,350
European Investment Bank (z)	0.20	9-23-2015	6,000,000	5,999,280
Gotham Funding Corporation 144A(z)(p)	0.20	9-2-2015	1,000,000	999,990
Gotham Funding Corporation 144A(z)(p)	0.20	9-3-2015	1,000,000	999,990
Gotham Funding Corporation 144A(z)(p)	0.20	9-9-2015	1,000,000	999,960
Gotham Funding Corporation 144A(z)(p)	0.20	9-10-2015	1,000,000	999,950
Gotham Funding Corporation 144A(z)(p)	0.20	9-14-2015	2,000,000	1,999,860
Gotham Funding Corporation 144A(z)(p)	0.20	9-15-2015	2,000,000	1,999,860
Gotham Funding Corporation 144A(z)(p)	0.20	9-16-2015	1,000,000	999,920
Gotham Funding Corporation 144A(z)(p)	0.20	9-17-2015	1,000,000	999,920
Halkin Finance LLC 144A(z)	0.20	9-2-2015	2,000,000	1,999,980
Halkin Finance LLC 144A(z)	0.20	9-3-2015	1,000,000	999,990
Hannover Funding Company LLC 144A(z)(p)	0.40	9-3-2015	12,000,000	11,999,880
HSBC Bank plc 144A±	0.34	2-8-2016	2,000,000	1,999,900
Institutional Secured Funding LLC 144A(z)(p)	0.25	9-1-2015	2,000,000	1,999,992
Institutional Secured Funding LLC 144A(z)(p)	0.35	9-3-2015	1,000,000	999,990
Institutional Secured Funding LLC 144A(z)(p)	0.38	9-2-2015	5,000,000	4,999,950
JPMorgan Securities Incorporated 144A±	0.40	11-19-2015	3,000,000	2,999,820
Kells Funding LLC 144A±(p)	0.28	9-18-2015	2,000,000	1,999,900
Kells Funding LLC 144A±(p)	0.28	10-7-2015	1,000,000	999,890
Kells Funding LLC 144A±(p)	0.29	9-23-2015	3,000,000	2,999,790
Kells Funding LLC 144A±(p)	0.29	9-29-2015	2,000,000	1,999,820
Kells Funding LLC 144A±(p)	0.30	1-11-2016	2,000,000	1,999,700
Kells Funding LLC 144A±(p)	0.35	2-25-2016	2,000,000	1,999,820
Kells Funding LLC 144A±(p)	0.35	2-22-2016	2,000,000	1,999,800
Legacy Capital Company 144A(z)(p)	0.30	9-21-2015	1,000,000	999,900
Legacy Capital Company 144A(z)(p)	0.30	9-24-2015	2,000,000	1,999,740
Lexington Parker Capital Company LLC 144A(z)(p)	0.24	9-16-2015	1,000,000	999,920
Lexington Parker Capital Company LLC 144A(z)(p)	0.25	9-14-2015	6,000,000	5,999,580
Lexington Parker Capital Company LLC 144A(z)(p)	0.30	9-2-2015	3,000,000	2,999,970
Lexington Parker Capital Company LLC 144A(z)(p)	0.30	10-6-2015	5,000,000	4,998,750
Lexington Parker Capital Company LLC 144A(z)(p)	0.30	10-13-2015	1,000,000	999,680
Lexington Parker Capital Company LLC 144A(z)(p)	0.20	9-10-2015	3,000,000	2,999,850
Lexington Parker Capital Company LLC 144A(z)(p)	0.30	9-9-2015	1,000,000	999,960
Lexington Parker Capital Company LLC 144A(z)(p)	0.30	10-9-2015	2,000,000	1,999,440
Liberty Street Funding LLC 144A(z)(p)	0.21	9-8-2015	3,000,000	2,999,880
Liberty Street Funding LLC 144A(z)(p)	0.22	9-9-2015	2,000,000	1,999,920
Liberty Street Funding LLC 144A(z)(p)	0.22	9-17-2015	3,000,000	2,999,760
Manhattan Asset Funding Company (z)(p)	0.23	9-16-2015	3,000,000	2,999,760
Matchpoint Master Trust 144A(z)(p)	0.30	9-17-2015	5,000,000	4,999,600
Matchpoint Master Trust 144A(z)(p)	0.30	10-7-2015	4,000,000	3,998,960
Matchpoint Master Trust 144A(z)(p)	0.32	10-8-2015	3,000,000	2,999,220
Matchpoint Master Trust 144A(z)(p)	0.34	11-23-2015	2,000,000	1,998,360
Matchpoint Master Trust 144A(z)(p)	0.35	11-19-2015	4,000,000	3,996,960
Mitsubishi UFJ Trust & Banking Corporation 144A(z)	0.28	10-1-2015	5,000,000	4,999,150
Mizuho Corporate Bank (z)	0.34	10-6-2015	3,000,000	2,999,310
Mont Blanc Capital Corporation 144A(z)	0.30	10-14-2015	2,000,000	1,999,340

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	111

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Mountcliff Funding LLC 144A(z)(p)	0.16%	9-1-2015	$10,000,000	$9,999,953
National Australia Bank Limited 144A±	0.33	1-8-2016	5,000,000	4,999,650
National Australia Bank Limited 144A±	0.33	11-20-2015	3,000,000	2,999,430
Nationwide Building Society 144A(z)	0.40	12-4-2015	5,000,000	4,996,750
Nationwide Building Society 144A(z)	0.41	12-1-2015	4,000,000	3,997,520
Nederlandse Waterschapsbank 144A(z)	0.25	10-27-2015	6,000,000	5,997,720
Nederlandse Waterschapsbank 144A±	0.36	2-26-2016	5,000,000	4,999,500
Nederlandse Waterschapsbank 144A±	0.37	3-18-2016	5,000,000	4,999,450
Nederlandse Waterschapsbank 144A±	0.37	3-21-2016	4,000,000	3,999,560
NRW Bank 144A(z)	0.17	9-18-2015	2,000,000	1,999,840
NRW Bank 144A(z)	0.18	9-22-2015	4,000,000	3,999,600
NV Bank Nederlandse Gemeenten 144A±	0.27	11-9-2015	5,000,000	4,999,800
NV Bank Nederlandse Gemeenten 144A±	0.28	12-10-2015	2,000,000	1,999,920
NV Bank Nederlandse Gemeenten 144A±	0.29	1-25-2016	5,000,000	4,999,550
NV Bank Nederlandse Gemeenten 144A(z)	0.29	9-21-2015	3,000,000	2,999,790
NV Bank Nederlandse Gemeenten 144A±	0.37	3-29-2016	5,000,000	4,999,450
Ridgefield Funding Company LLC 144A±(p)	0.30	2-16-2016	5,000,000	4,999,800
Ridgefield Funding Company LLC 144A±(p)	0.29	11-6-2015	4,000,000	3,999,920
Ridgefield Funding Company LLC 144A±(p)	0.29	2-8-2016	7,000,000	6,999,650
Sinochem Company Limited (z)	0.19	9-8-2015	5,000,000	4,999,900
Skandinaviska Enskilda Banken AG 144A(z)	0.27	9-18-2015	4,000,000	3,999,800
Starbird Funding Corporation 144A(z)(p)	0.30	10-7-2015	2,000,000	1,999,480
Starbird Funding Corporation 144A(z)(p)	0.32	10-28-2015	1,000,000	999,510
Sumitomo Mitsui Banking Corporation 144A(z)	0.28	10-7-2015	2,000,000	1,999,580
Sumitomo Trust & Banking Corporation 144A(z)	0.28	10-19-2015	2,000,000	1,999,380
Suncorp Group Limited 144A(z)	0.35	10-8-2015	2,000,000	1,999,640
Suncorp Group Limited 144A(z)	0.35	10-15-2015	1,000,000	999,780
Suncorp Group Limited 144A(z)	0.36	11-12-2015	1,000,000	999,560
Suncorp Group Limited 144A(z)	0.36	11-16-2015	1,000,000	999,520
Suncorp Group Limited 144A(z)	0.39	10-26-2015	1,000,000	999,700
Suncorp Group Limited 144A(z)	0.39	10-28-2015	2,000,000	1,999,360
Swedbank (z)	0.25	9-8-2015	4,000,000	3,999,880
T.C.L. Industries Holdings (H.K.) Limited (z)	0.50	9-14-2015	2,000,000	1,999,837
Toyota Motor Credit Corporation ±	0.28	12-1-2015	4,000,000	3,999,800
Versailles Commercial Paper LLC 144A±	0.27	3-11-2016	3,000,000	2,999,820
Versailles Commercial Paper LLC 144A±	0.27	4-8-2016	2,000,000	1,999,880
Victory Receivables 144A(z)(p)	0.20	9-8-2015	4,000,000	3,999,840
Victory Receivables 144A(z)(p)	0.20	9-21-2015	2,000,000	1,999,800
Victory Receivables 144A(z)(p)	0.20	9-25-2015	5,000,000	4,999,300
Victory Receivables 144A(z)(p)	0.22	10-1-2015	1,000,000	999,800
Westpac Banking Corporation 144A±	0.29	10-19-2015	4,000,000	3,999,880
Westpac Banking Corporation 144A±	0.26	12-7-2015	3,000,000	2,999,910
Westpac Banking Corporation 144A±	0.31	2-18-2016	2,000,000	1,999,880
Working Capital Management Company (z)	0.20	9-10-2015	6,000,000	5,999,700

Total Commercial Paper (Cost $493,936,822)				493,939,106

Corporate Bonds and Notes: 0.30%

Financials: 0.09%

Diversified Financial Services: 0.09%
Overseas Private Investment Corporation ±§	0.17	7-9-2026	1,000,000	1,000,000

The accompanying notes are an integral part of these financial statements.

112	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—August 31, 2015 (unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Health Care: 0.17%

Health Care Providers & Services: 0.17%
Keep Memory Alive ±§	0.14%	5-1-2037	$950,000	$950,000
Providence Health & Services ±§	0.20	10-1-2042	970,000	970,000

				1,920,000

Materials: 0.04%

Metals & Mining: 0.04%
SSAB AB ±§	0.17	6-1-2035	500,000	500,000

Total Corporate Bonds and Notes (Cost $3,420,000)				3,420,000

Municipal Obligations: 4.36%

Arizona: 0.18%
Salt River Project Agricultural Improvement & Power District Series D-1 (Utilities Revenue) (z)	0.20	9-9-2015	1,000,000	999,960
Salt River Project Agricultural Improvement & Power District Series D-1 (Utilities Revenue) (z)	0.20	9-10-2015	1,000,000	999,950

				1,999,910

California: 0.26%
Peralta CA Community College District Series B-2 (Education Revenue, Barclays Bank plc LOC) ø	0.22	8-5-2020	3,000,000	3,000,000

Colorado: 0.10%
Colorado HFA MFHR Class I Series A-1 (Housing Revenue, FHLB SPA) ø	0.15	10-1-2033	890,000	890,000
Colorado HFA MFHR Fort Carson Family Project Series B-2 (Housing Revenue, FHLB SPA) ø	0.15	5-1-2052	240,000	240,000

				1,130,000

Connecticut: 1.33%
Puttable Floating Option Taxable Series TNP-1013 (Miscellaneous Revenue) 144Aø	0.40	4-15-2046	15,000,000	15,000,000

Florida: 0.09%
Citrus County FL Poll Control Series B PFOTER Series TNP-1006 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.40	6-15-2016	1,008,000	1,008,000

Georgia: 0.04%
Municipal Electric Authority of Georgia Series TX-B (Utilities Revenue)	0.19	9-10-2015	500,000	500,005

Maryland: 0.26%
Maryland CDA Housing & Community Residential Series B (Housing Revenue, TD Bank NA SPA) ø	0.17	9-1-2033	3,000,000	3,000,000

New Jersey: 0.44%
RBC Municipal Products Incorporated Taxable-Floater Certificates Series E60 (Miscellaneous Revenue, Royal Bank of Canada LOC) 144Aø	0.19	6-28-2016	5,000,000	5,000,000

New York: 0.27%
New York HFA 605 West 42 Street Series B (Housing Revenue, Bank of China LOC) ø	0.45	5-1-2048	3,000,000	3,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2015 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	113

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Ohio: 0.01%
Ohio HFA Residential Management Taxable Series I (Housing Revenue, GNMA/FNMA Insured, FHLB SPA) ø	0.15%	9-1-2039	$149,000	$149,000

Oregon: 0.09%
Oregon PFOTER (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.45	5-1-2035	1,000,000	1,000,000

Other: 0.24%
PFOTER Series TNP-1012 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.40	12-1-2038	1,690,000	1,690,000
Residual Interest Bond Floater Trust Delnor Health System Series 2014 (Miscellaneous Revenue, Barclays Bank plc LOC) 144Aø	0.22	11-25-2017	1,000,000	1,000,000

				2,690,000

Pennsylvania: 0.09%
RBC Municipal Products Incorporated Trust Series E-52 Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144Aø	0.30	7-1-2017	1,000,000	1,000,000

South Carolina: 0.35%
South Carolina Public Service Authority Series EE (Utilities Revenue)	0.20	9-15-2015	3,000,000	3,000,030
South Carolina Public Service Authority Series EE (Utilities Revenue) ø	0.20	9-16-2015	1,000,000	1,000,000

				4,000,030

Tennessee: 0.22%
Chattanooga TN Health & Education Housing Facilities Tender Option Bond Trust Receipts Series 2015-XF1023 (Health Revenue, Deutsche Bank LIQ) 144Aø	0.27	7-1-2033	2,500,000	2,500,000

Texas: 0.21%
Dallas-Fort Worth TX International Airport Series DBE-1127-X Deutsche Bank SPEAR/LIFER Trust (Airport Revenue, Deutsche Bank LIQ) 144Aø	0.22	11-1-2035	2,000,000	2,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144Aø	0.32	12-15-2026	365,803	365,803

				2,365,803

Washington: 0.09%
Port of Seattle WA Series D-1 (Airport Revenue)	0.28	10-1-2015	1,000,000	1,000,020

Wisconsin: 0.09%
Wisconsin PFA Housing Project (Housing Revenue, Bank of America NA LOC) ø	0.15	1-1-2042	995,000	995,000

Total Municipal Obligations (Cost $49,337,709)				49,337,768

Repurchase Agreements^^: 12.03%
Bank of America Corporation, dated 8-31-2015, maturity value $25,009,768 (1)	0.14	9-1-2015	25,009,671	25,009,671
Credit Agricole, dated 8-31-2015, maturity value $25,000,104 (2)	0.15	9-1-2015	25,000,000	25,000,000
Goldman Sachs & Company, dated 8-31-2015, maturity value $25,000,076 (3)	0.11	9-1-2015	25,000,000	25,000,000
GX Clarke & Company dated 8-31-2015, maturity value $5,000,024 (4)	0.17	9-1-2015	5,000,000	5,000,000
Royal Bank of Scotland, dated 8-31-2015, maturity value $56,000,233 (5)	0.15	9-1-2015	56,000,000	56,000,000

Total Repurchase Agreements (Cost $136,009,671)				136,009,671

Total investments in securities (Cost $1,133,706,896) *	100.24%	1,133,703,592
Other assets and liabilities, net	(0.24)	(2,711,096)

Total net assets	100.00%	$1,130,992,496

The accompanying notes are an integral part of these financial statements.

114	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—August 31, 2015 (unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

(z)	Zero coupon security. The rate represents the current yield to maturity.

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(p)	Asset-backed commerical paper

§	The security is subject to a demand feature which reduces the effective maturity.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

^^	Collateralized by:

(1)	U.S. government securities, 3.00%, 6-1-2045, fair value including accrued interest is $25,759,961.

(2)	U.S. government securities, 0.00% to 8.13%, 9-10-2015 to 6-20-2065, fair value including accrued interest is $25,670,473.

(3)	U.S. government securities, 0.00% to 5.50%, 10-9-2015 to 7-1-2045, fair value including accrued interest is $25,675,151.

(4)	U.S. government securities, 0.25% to 11.00%, 11-15-2015 to 2-20-2045, fair value including accrued interest is $5,124,869.

(5)	U.S. government securities, 0.09% to 8.75%, 12-15-2015 to 7-15-2051, fair value including accrued interest is $57,144,182.

*	Cost for federal income tax purposes is $1,133,706,896 and unrealized gains (losses) consists of:

Gross unrealized gains	$23,022
Gross unrealized losses	(26,326)

Net unrealized losses	$(3,304)

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—August 31, 2015 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	115

	Diversified Fixed Income Portfolio	Diversified Stock Portfolio	Short-Term Investment Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$5,953,604,408	$8,589,401,333	$997,693,921
In affiliated securities, at value (see cost below)	168,289,830	372,347,113	0
In repurchase agreements, at amortized cost	0	0	136,009,671

Total investments, at value (see cost below)	6,121,894,238	8,961,748,446	1,133,703,592
Cash	0	20,520	0
Segregated cash	0	8,658,509	0
Foreign currency, at value (see cost below)	250,743	42,724,203	0
Receivable for investments sold	72,464,785	43	280,000
Principal paydown receivable	1,005	0	0
Receivable for dividends and interest	41,693,140	15,408,793	125,852
Receivable for daily variation margin on open futures contracts	0	173,426	0
Receivable for securities lending income	3,290	0	0
Prepaid expenses and other assets	0	11,368	6,204

Total assets	6,236,307,201	9,028,745,308	1,134,115,648

Liabilities
Payable for investments purchased	99,074,744	182,535,438	2,999,496
Payable upon receipt of securities loaned	3,815,736	182,616,970	0
Payable for daily variation margin on open futures contracts	0	594,001	0
Due to custodian bank	0	0	1,042
Advisory fee payable	786,875	1,064,437	95,615
Accrued expenses and other liabilities	97,388	364,791	26,999

Total liabilities	103,774,743	367,175,637	3,123,152

Total net assets	$6,132,532,458	$8,661,569,671	$1,130,992,496

Investments in unaffiliated securities, at cost	$6,024,830,448	$6,701,629,999	$1,133,706,896

Investments in affiliated securities, at cost	$167,292,014	$358,855,429	$0

Total investments, at cost	$6,192,122,462	$7,060,485,428	$1,133,706,896

Securities on loan, at value	$3,736,339	$176,634,594	$0

Foreign currency, at cost	$253,797	$44,018,994	$0

The accompanying notes are an integral part of these financial statements.

116	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of operations—six months ended August 31, 2015 (unaudited)

	Diversified Fixed Income Portfolio	Diversified Stock Portfolio	Short-Term Investment Portfolio

Investment income
Interest*	$76,015,085	$17,649	$1,213,899
Income from affiliated securities	555,041	505,295	0
Securities lending income, net	29,029	2,644,813	0
Dividends**	0	107,237,653	0

Total investment income	76,599,155	110,405,410	1,213,899

Expenses
Advisory fee	4,688,091	6,537,114	515,027
Custody and accounting fees	232,468	990,492	46,236
Professional fees	35,687	37,361	22,886
Shareholder report expenses	5,754	16,263	2,311
Trustees’ fees and expenses	5,765	5,561	5,261
Other fees and expenses	21,799	80,799	9,753

Total expenses	4,989,564	7,667,590	601,474

Net investment income	71,609,591	102,737,820	612,425

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(23,805,098)	119,550,895	660
Affiliated securities	27,193	114,389	0
Futures transactions	0	10,946,089	0

Net realized gain (losses) on investments	(23,777,905)	130,611,373	660

Net change in unrealized gains (losses) on:
Unaffiliated securities	(128,594,227)	(833,638,358)	(5,135)
Affiliated securities	(854,127)	(953,789)	0
Futures transactions	0	(31,987,113)	0

Net change in unrealized gains (losses) on investments	(129,448,354)	(866,579,260)	(5,135)

Net realized and unrealized gains (losses) on investments	(153,226,259)	(735,967,887)	(4,475)

Net increase (decrease) in net assets resulting from operations	$(81,616,668)	$(633,230,067)	$607,950

* Net of foreign interest withholding taxes in the amount of	$669,765	$0	$0
** Net of foreign dividend withholding taxes in the amount of	$0	$6,167,014	$0

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	117

	Diversified Fixed Income Portfolio
	Six months ended August 31, 2015 (unaudited)	Year ended February 28, 2015

Operations
Net investment income	$71,609,591	$141,774,065
Net realized losses on investments	(23,777,905)	(474,779)
Net change in unrealized gains (losses) on investments	(129,448,354)	(49,525,913)

Net increase (decrease) in net assets resulting from operations	(81,616,668)	91,773,373

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	706,735,344	1,267,837,999
Withdrawals	(577,332,838)	(1,089,681,898)

Net increase in net assets resulting from capital share transactions	129,402,506	178,156,101

Total increase in net assets	47,785,838	269,929,474

Net assets
Beginning of period	6,084,746,620	5,814,817,146

End of period	$6,132,532,458	$6,084,746,620

The accompanying notes are an integral part of these financial statements.

118	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Diversified Stock Portfolio
	Six months ended August 31, 2015 (unaudited)	Year ended February 28, 2015

Operations
Net investment income	$102,737,820	$174,927,892
Net realized gains on investments	130,611,373	328,329,174
Net change in unrealized gains (losses) on investments	(866,579,260)	331,653,688

Net increase (decrease) in net assets resulting from operations	(633,230,067)	834,910,754

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	563,785,019	1,110,756,255
Withdrawals	(947,694,916)	(1,789,089,600)

Net decrease in net assets resulting from capital share transactions	(383,909,897)	(678,333,345)

Total increase (decrease) in net assets	(1,017,139,964)	156,577,409

Net assets
Beginning of period	9,678,709,635	9,522,132,226

End of period	$8,661,569,671	$9,678,709,635

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	119

	Short-Term Investment Portfolio
	Six months ended August 31, 2015 (unaudited)	Year ended February 28, 2015

Operations
Net investment income	$612,425	$523,274
Net realized gains on investments	660	4,363
Net change in unrealized gains (losses) on investments	(5,135)	(8,658)

Net increase in net assets resulting from operations	607,950	518,979

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	335,899,301	368,626,024
Withdrawals	(96,777,802)	(160,133,314)

Net increase in net assets resulting from capital share transactions	239,121,499	208,492,710

Total increase in net assets	239,729,449	209,011,689

Net assets
Beginning of period	891,263,047	682,251,358

End of period	$1,130,992,496	$891,263,047

The accompanying notes are an integral part of these financial statements.

120	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Ratio to average net assets (annualized)			Total return[1]	Portfolio turnover rate
	Net investment income	Gross expenses	Net expenses

Diversified Fixed Income Portfolio
Six months ended August 31, 2015 (unaudited)	2.29%	0.16%	0.16%	(1.25)%	22%
Year ended February 28, 2015	2.28%	0.16%	0.16%	1.54%	49%
Year ended February 28, 2014	2.25%	0.19%	0.19%	0.47%	44%
Year ended February 28, 2013	2.24%	0.27%	0.26%	1.50%	43%
Year ended February 29, 2012	2.66%	0.27%	0.26%	7.41%	52%
Year ended February 28, 2011	2.84%	0.28%	0.26%	5.58%	57%

Diversified Stock Portfolio
Six months ended August 31, 2015 (unaudited)	2.18%	0.16%	0.16%	(6.86)%	5%
Year ended February 28, 2015	1.85%	0.16%	0.16%	9.01%	14%
Year ended February 28, 2014	1.92%	0.20%	0.19%	21.82%	22%
Year ended February 28, 2013	2.06%	0.33%	0.28%	11.12%	18%
Year ended February 29, 2012	1.79%	0.33%	0.28%	0.86%	17%
Year ended February 28, 2011	1.65%	0.34%	0.28%	25.76%	18%

Short-Term Investment Portfolio
Six months ended August 31, 2015 (unaudited)	0.12%	0.12%	0.12%	0.00%	N/A
Year ended February 28, 2015	0.07%	0.12%	0.12%	0.00%	N/A
Year ended February 28, 2014	0.09%	0.12%	0.12%	0.00%	N/A
Year ended February 28, 2013	0.14%	0.12%	0.12%	0.00%	N/A
Year ended February 29, 2012	0.13%	0.12%	0.12%	0.00%	N/A
Year ended February 28, 2011	0.20%	0.14%	0.14%	0.00%	N/A

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	121

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds: Wells Fargo Advantage Diversified Fixed Income Portfolio (“Diversified Fixed Income Portfolio”), Wells Fargo Advantage Diversified Stock Portfolio (“Diversified Stock Portfolio”) and Wells Fargo Advantage Short-Term Investment Portfolio (“Short-Term Investment Portfolio”) (each, a “Portfolio”, collectively, the “Portfolios”).

The Portfolios, which are master portfolios in a master/feeder structure, offer their shares to multiple feeder funds and other affiliated master portfolios rather than directly to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolios are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On August 31, 2015, such fair value pricing was not used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

122	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements (unaudited)

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The value of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Repurchase agreements

The Portfolios may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Portfolio in the event that such Portfolio is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Portfolio seeks to assert its rights.

Security loans

The Portfolios may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolios continue to receive interest or dividends on the securities loaned. The Portfolios receive collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolios on the next business day. In a securities lending transaction, the net asset value of the Portfolios will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolios fluctuate from time to time, In the event of default or bankruptcy by the borrower, the Portfolios may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolios have the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statements of Operations.

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	123

When-issued transactions

Each Portfolio may purchase securities on a forward commitment or when-issued basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

Each Portfolio is subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Mortgage dollar roll transactions

Each Portfolio may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Portfolio foregoes principal and interest paid on the securities. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. A Portfolio accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Each Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed each Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

124	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements (unaudited)

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing each Portfolio’s assets and liabilities as of August 31, 2015:

Diversified Fixed Income Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$1,597,794,320	$0	$1,597,794,320

Corporate bonds and notes	0	1,237,445,805	0	1,237,445,805

Foreign government bonds	0	1,538,871,769	0	1,538,871,769

U.S. Treasury securities	1,360,077,561	0	0	1,360,077,561

Yankee corporate bonds and notes	0	240,505,351	0	240,505,351

Yankee government bonds	0	2,013,720	0	2,013,720

Short-term investments
Investment companies	141,369,976	3,815,736	0	145,185,712
Total assets	$1,501,447,537	$4,620,446,701	$0	$6,121,894,238

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	125

Diversified Stock Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$1,176,063,788	$13,435	$939	$1,176,078,162
Consumer staples	597,416,200	0	0	597,416,200
Energy	467,497,728	1,683,890	0	469,181,618
Financials	2,058,242,683	41,609	0	2,058,284,292
Health care	961,388,424	0	230,457	961,618,881
Industrials	1,001,185,853	1,709,647	0	1,002,895,500
Information technology	1,319,158,759	0	1,524,283	1,320,683,042
Materials	414,886,666	1,145,357	0	416,032,023
Telecommunication services	224,891,633	733,071	0	225,624,704
Utilities	357,948,362	0	0	357,948,362

Preferred stocks
Consumer discretionary	5,427,410	0	0	5,427,410
Consumer staples	2,571,731	0	0	2,571,731
Energy	4,972,313	0	0	4,972,313
Financials	13,050,170	0	0	13,050,170
Health care	275	0	0	275
Information technology	2,208,928	0	0	2,208,928
Materials	3,430,398	0	0	3,430,398
Telecommunication services	1,460,640	0	0	1,460,640
Utilities	392,312	0	0	392,312

Rights
Financials	0	1,391	0	1,391
Health care	0	0	0	0
Information technology	0	351	0	351

Warrants
Consumer discretionary	0	116,647	0	116,647
Energy	0	997	0	997
Financials	0	11,747	0	11,747
Industrials	0	1,881	0	1,881
Materials	0	4,114	0	4,114
Utilities	0	515	0	515

Short-term investments
Investment companies	159,716,872	182,616,970	0	342,333,842
	8,771,911,145	188,081,622	1,755,679	8,961,748,446
Futures contracts	173,426	0	0	173,426
Total assets	$8,772,084,571	$188,081,622	$1,755,679	$8,961,921,872
Liabilities
Futures contracts	$594,001	$0	$0	$594,001
Total liabilities	$594,001	$0	$0	$594,001

126	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements (unaudited)

Short-Term Investment Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Certificates of deposit	$0	$450,997,047	$0	$450,997,047

Commercial paper	0	493,939,106	0	493,939,106

Corporate bonds and notes	0	3,420,000	0	3,420,000

Municipal obligations	0	49,337,768	0	49,337,768

Repurchase agreements	0	136,009,671	0	136,009,671
Total assets	$0	$1,133,703,592	$0	$1,133,703,592

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolios recognize transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2015, the Portfolios did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadvisers, who are responsible for day-to-day portfolio management of the Portfolios.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee from Diversified Fixed Income Portfolio and Diversified Stock Portfolio starting at 0.20% and declining to 0.10% as the average daily net assets of each respective Portfolio increase. Funds Management is entitled to receive an annual advisory fee of 0.10% of the average daily net assets of Short-Term Investment Portfolio. For the six months ended August 31, 2015, the advisory fee was equivalent to an annual rate for each Portfolio as follows:

Advisory fee
Diversified Fixed Income Portfolio	0.15%
Diversified Stock Portfolio	0.14
Short-Term Investment Portfolio	0.10

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Portfolios. The fees for subadvisory services are borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to Short-Term Investment Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05%and declining to 0.01% as the average daily net assets of Short-Term Investment Portfolio increase. SSgA Funds Management Incorporated is the subadviser to both Diversified Fixed Income Portfolio and Diversified Stock Portfolio and is entitled to receive an annual subadvisory fee starting at 0.07% and declining to 0.025% as the average daily net assets of each Portfolio increase.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended August 31, 2015 were as follows:

	Purchases at cost		Sales proceeds
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Diversified Fixed Income Portfolio	$1,241,746,864	$351,699,536	$1,145,852,524	$224,255,523
Diversified Stock Portfolio	0	468,642,857	0	430,966,421

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	127

6. INVESTMENTS IN AFFILIATES

An affiliated investment is a company which is under common ownership or control of the Portfolio or which the Portfolio has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period

		Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	Income from affiliated securities	Realized gains
Diversified Stock Portfolio	Wells Fargo & Company	572,284	15,800	25,300	562,784	$30,013,271	$414,906	$114,389

7. DERIVATIVE TRANSACTIONS

During the six months ended August 31, 2015, Diversified Stock Portfolio used uninvested cash to enter into futures contracts to gain market exposure.

At August 31, 2015, Diversified Stock Portfolio had long futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at August 31, 2015	Unrealized losses
9-18-2015	UBS	426 Long	MSCI EAFE Index	$36,906,510	$(2,913,414)
9-18-2015	UBS	3599 Long	MSCI Emerging Markets Index	147,109,125	(18,927,953)
9-18-2015	UBS	210 Long	Russell 2000 Index	24,307,500	(1,203,690)
9-18-2015	UBS	217 Long	S&P 500 E-Mini Index	21,365,820	(678,220)
9-18-2015	UBS	157 Long	S&P Midcap 400 Index	22,207,650	(984,710)

Diversified Stock Portfolio had an average notional amount of $179,510,332 in long futures contracts during the six months ended August 31, 2015. As of August 31, 2015, Diversified Stock Portfolio had segregated $8,658,509 as cash collateral for open futures contracts.

The receivable and payable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statements of Operations.

For certain types of derivative transactions, Diversified Stock Portfolio has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows Diversified Stock Portfolio to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of Diversified Stock Portfolio under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Summary Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between Diversified Stock Portfolio and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

	Derivative type	Counterparty	Gross amounts of assets in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Diversified Stock Portfolio	Futures – variation margin	UBS	$173,426	$(173,426)	$0	$0

128	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements (unaudited)

	Derivative type	Counterparty	Gross amounts of liabilities in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Diversified Stock Portfolio	Futures – variation margin	UBS	$594,001	$(173,426)	$(420,575)	$0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	129

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings are publicly available on the website (wellsfargoadvantagefunds.com) on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) is publicly available on the website on a monthly, seven-day or more delayed basis. Each Fund and Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, each Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

130	Wells Fargo Advantage Dow Jones Target Date Funds	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 133 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other public company or investment company directorships during past 5 years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA ® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust; Harding Loevner Funds; Russell Exchange Traded Funds Trust
Peter G. Gordon (Born 1942)	Trustee, since 2010; Chairman, since 2010	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Wells Fargo Advantage family of funds consisting of 134 funds.
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2010	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Wells Fargo Advantage family of funds consisting of 134 funds.
Judith M. Johnson (Born 1949)	Trustee, since 2010; Audit Committee Chairman, since 2010	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Wells Fargo Advantage family of funds consisting of 134 funds.
David F. Larcker (Born 1950)	Trustee, since 2010	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Wells Fargo Advantage family of funds consisting of 134 funds.

Other information (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	131

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other public company or investment company directorships during past 5 years
Olivia S. Mitchell (Born 1953)	Trustee, since 2010	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Wells Fargo Advantage family of funds consisting of 134 funds.
Timothy J. Penny (Born 1951)	Trustee, since 2010	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Wells Fargo Advantage family of funds consisting of 134 funds.
Michael S. Scofield (Born 1943)	Trustee, since 2005	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Wells Fargo Advantage family of funds consisting of 134 funds.
Donald C. Willeke (Born 1940)	Trustee, since 2010	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Wells Fargo Advantage family of funds consisting of 134 funds.

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2010	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2010; Chief Legal Officer, since 2010	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2010	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

132	Wells Fargo Advantage Dow Jones Target Date Funds	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY, INVESTMENT MANAGEMENT AND
SUB-ADVISORY AGREEMENTS:

Wells Fargo Advantage Dow Jones Target Today Fund, Wells Fargo Advantage Dow Jones Target 2010 Fund, Wells Fargo Advantage Dow Jones Target 2015 Fund, Wells Fargo Advantage Dow Jones Target 2020 Fund, Wells Fargo Advantage Dow Jones Target 2025 Fund, Wells Fargo Advantage Dow Jones Target 2030 Fund, Wells Fargo Advantage Dow Jones Target 2035 Fund, Wells Fargo Advantage Dow Jones Target 2040 Fund, Wells Fargo Advantage Dow Jones Target 2045 Fund, Wells Fargo Advantage Dow Jones Target 2050 Fund, Wells Fargo Advantage Dow Jones Target 2055 Fund, Wells Fargo Advantage Diversified Fixed Income Portfolio, Wells Fargo Advantage Diversified Stock Portfolio, Wells Fargo Advantage Short-Term Investment Portfolio

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (each, a “Board” and collectively, the “Boards”) of each of Wells Fargo Funds Trust (“Funds Trust”) and Wells Fargo Master Trust (“Master Trust”) (collectively, the “Trusts”), must determine annually whether to approve the continuation of the Trusts’ investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on May 19-20, 2015 (the “Meeting”) and, the Funds Trust Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for each of the Wells Fargo Advantage Dow Jones Target Today Fund, Wells Fargo Advantage Dow Jones Target 2010 Fund, Wells Fargo Advantage Dow Jones Target 2015 Fund, Wells Fargo Advantage Dow Jones Target 2020 Fund, Wells Fargo Advantage Dow Jones Target 2025 Fund, Wells Fargo Advantage Dow Jones Target 2030 Fund, Wells Fargo Advantage Dow Jones Target 2035 Fund, Wells Fargo Advantage Dow Jones Target 2040 Fund, Wells Fargo Advantage Dow Jones Target 2045 Fund, Wells Fargo Advantage Dow Jones Target 2050 Fund and Wells Fargo Advantage Dow Jones Target 2055 Fund (individually, the “Target Date Fund” and collectively, the “Target Date Funds”): (i) an investment advisory agreement (the “Target Date Fund Advisory Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment management agreement (the “Management Agreement”) with Funds Management. The Management Agreement combines the terms of the Advisory Agreement with the terms of the Fund’s Amended and Restated Administration Agreement (the “Administration Agreement”) applicable to Fund-level administrative services.

The Master Trust Board, all the members of which are Independent Trustees, reviewed and approved for each of Wells Fargo Advantage Diversified Fixed Income Portfolio, Wells Fargo Advantage Diversified Stock Portfolio and Wells Fargo Advantage Short-Term Investment Portfolio (the “Master Portfolios”) an investment advisory agreement (the “Master Portfolio Advisory Agreement”) with Funds Management. The Target Date Funds and the Master Portfolios are collectively referred to as the “Funds.”

The Funds Trust Board also reviewed and approved: an investment sub-advisory agreement with Global Index Advisors, Inc. (“GIA”) for the Target Date Funds. The Master Trust Board also reviewed: an investment sub-advisory agreement with (i) SSgA Funds Management, Inc. (“SSgA”) for Wells Fargo Advantage Diversified Fixed Income Portfolio and Wells Fargo Advantage Diversified Stock Portfolio; and (ii) Wells Capital Management Incorporated (“Wells Capital Management”) for the Wells Fargo Advantage Short-Term Investment Portfolio (collectively, the “Sub-Advisory Agreements”).

Wells Capital Management, GIA and SSgA are collectively referred to as the “Sub-Advisers”, and the Target Date Fund Advisory Agreement, the Management Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.” The Target Date Funds are gateway blended funds that each invests all of their assets in the Master Portfolios.

At the Meeting, the Boards considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in March 2015, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Boards have adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Boards in the discharge of their duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Boards, Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Boards’ annual contract renewal process earlier in 2015. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Boards considered not only the specific information presented in connection with the Meetings,

Other information (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	133

but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics. In this regard, the Boards reviewed reports of Funds Management at each of their quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Boards and the teams mentioned above confer with portfolio managers at various times throughout the year. The Boards did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Funds Trust Board unanimously approved the continuation of the Target Date Fund Advisory Agreement for the period from June 1, 2015 through June 30, 2015 and approved the Management Agreement for the period from July 1, 2015 through May 31, 2016. Additionally, after its deliberations, the Master Trust Board unanimously approved the continuation of the Master Portfolio Advisory Agreement for a one-year term commencing June 1, 2015 through May 31, 2016 and the Sub-Advisory Agreements for a one-year term through May 31, 2016. The Boards also determined that the compensation payable to Funds Management and each of the Sub-Advisers was reasonable. The Boards considered the approval of the Advisory Agreements for the Funds as part of their consideration of agreements for funds across the complex, but their approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Boards in support of their approvals.

Nature, extent and quality of services

The Boards received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds. The Funds Trust Board noted that the services to be provided to the Target Date Funds pursuant to the Management Agreement combined the advisory services previously provided to the Target Date Funds pursuant to the Target Date Fund Advisory Agreement with the Fund-level administrative services previously provided to the Target Date Funds pursuant to the Target Date Fund’s Administration Agreement. The Funds Trust Board received a representation from Funds Management that combining these services would not result in any change to the nature or level of services provided by Funds Management to the Target Date Funds.

The Boards evaluated the ability of Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Boards took into account the full range of services provided to the Funds by Funds Management and its affiliates.

Fund performance and expenses

The Boards considered the performance results for each of the Funds over various time periods ended March 31, 2015. The Boards considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the respective Funds (each, a “Universe”), and in comparison to each Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Boards received a description of the methodology used by Lipper to select the mutual funds in each performance Universe.

The Funds Trust Board noted that the performance of each Target Date Fund (Administrator Class) relative to its respective Universe was as follows: (i) the performance of the Target 2010 Fund was lower than the average performance of its Universe for all periods under review except the ten-year period; (ii) the performance of the Target 2015 Fund was lower than the average performance of its Universe for all periods under review; (iii) the performance of the Target 2020 Fund was lower than the average performance of its Universe for all periods under review except the ten-year period; (iv) the performance of the Target 2025 Fund was lower than the average performance of its Universe for all periods under review except the first quarter of 2015; (v) the performance of the Target 2030 Fund was higher than or in range of the average performance of its Universe for all periods under review except the one- and three-year periods; (vi) the performance of the Target 2035 Fund was higher than or in range of the average performance of its Universe for all periods under review except the three- and five-year periods; (vii) the performance of the Target 2040 Fund was higher than the average performance of its Universe for all periods under review; (viii) the performance of the Target 2045 Fund was higher than or in range of the average performance of its Universe for all periods under review; (ix) the performance of the Target 2050 Fund was higher than the average performance of its Universe for all periods under review; (x) the performance of the Target 2055 Fund was higher than or in range of the average performance of its Universe for all periods under review; and (xi) the performance of the Target Today Fund was lower than the average performance of its Universe for all periods under review except the ten-year period. The Funds Trust Board also noted that the performance of each Target Date Fund was lower than the performance of its respective benchmark index for all periods under review except the first quarter of 2015.

134	Wells Fargo Advantage Dow Jones Target Date Funds	Other information (unaudited)

The Funds Trust Board received information concerning, and discussed factors contributing to, the underperformance for the periods noted above. Funds Management advised the Funds Trust Board that the nearer-dated Target Date Funds have some of the more conservative glidepaths in the industry, and as a result had a lower allocation to equities compared to funds in each respective Target Date Fund’s Universe. Thus, the Funds Trust Board was advised that underperformance of the nearer-dated Target Date Funds relative to their respective Universes was to be expected during periods in which the equity markets posted strong gains. The Funds Trust Board noted that the Target Date Funds’ underperformance relative to their benchmarks was largely attributable to fees charged to the Target Date Funds (which are not charged to a benchmark index).

The Master Trust Board took note of the performance of the Master Portfolios. The Master Trust Board noted that the performance of the Diversified Stock Portfolio was lower than the average performance of its Universe for all periods under review except the first quarter of 2015. The Master Trust Board also noted that the performance of the Diversified Stock Portfolio was higher than or in range of the performance of its benchmark, the Dow Jones Stock CMAC Index, for all periods under review. The Master Trust Board was apprised that the underperformance of the Diversified Stock Portfolio relative to its Universe for the periods noted above was largely attributable to sector allocation.

The Master Trust Board noted that the performance of the Diversified Fixed Income Portfolio was lower than the average performance of its Universe for all periods under review. The Master Trust Board also noted that the performance of the Diversified Fixed Income Portfolio was in range of the performance of its benchmark, the Dow Jones Bond CMAC Index, for all periods under review. The Master Trust Board was apprised that the underperformance of the Diversified Fixed Income Portfolio relative to its Universe for the periods noted above was largely attributable to sector allocation.

The Master Trust Board also noted that the performance of the Short-Term Investment Portfolio was lower than the average performance of its Universe for all periods under review. The Master Trust Board also noted that the performance of the Short-Term Investment Portfolio was in range of the performance of its benchmark, the Barclays U.S. T-Bill 1-3 Month Index, for all periods under review. The Master Trust Board was apprised that the underperformance of the Short-Term Investment Portfolio relative to its Universe for the periods noted above was largely attributable to the fact that the Short-Term Investment Portfolio is managed using a money market strategy. The Master Trust Board noted that the Short-Term Investment Portfolio experienced a portfolio manager change in 2014.

The Funds Trust Board also received and considered information regarding each Target Date Fund’s net operating expense ratios, which include fees and expenses of the corresponding Master Portfolio, and their various components, including actual management fees assessed at both the Target Date Fund level and the Master Portfolio level (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 service fees. The Funds Trust Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to each Target Date Fund (the “Groups”). The Funds Trust Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups may vary from year-to-year. Based on the Lipper reports, the Funds Trust Board noted that the net operating expense ratios of each Target Date Fund were lower than the median net operating expense ratios of its respective expense Groups for all share classes.

The Funds Trust Board discussed and accepted Funds Management’s proposal to reduce the net operating expense ratio caps for Class R, Class A, Class B and Class C for the Target Today Fund, the Target 2010 Fund, Target 2020 Fund, Target 2030 Fund, Target 2040 Fund, and Target 2050 Fund, and to reduce the net operating expense ratio caps for Class R and Class A for the Target 2015 Fund, Target 2025 Fund, Target 2035 Fund, Target 2045 Fund, and Target 2055 Fund. The Funds Trust Board also discussed and accepted Funds Management’s proposal to convert the Investor Class shares into Class A shares with respect to all of the Target Date Funds.

With respect to the Master Portfolios, the Master Trust Board reviewed the fee rates that are payable to Funds Management for investment advisory services (as discussed below), which are the only fees charged at the Master Portfolio level, relative to a corresponding expense Group.

The Boards took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Target Date Fund Advisory Agreement, the Master Portfolio Advisory Agreement and the Sub-Advisory Agreements and approve the Management Agreement.

Investment advisory and sub-advisory fee rates

The Boards reviewed and considered the contractual investment advisory fee rates that are payable by the Funds to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and,

Other information (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	135

with respect to the Target Date Funds, on a combined basis with each Target Date Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Funds Trust Board noted that the Management Rates include transfer agency and sub-transfer agency costs. The Master Trust Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the “Sub-Advisory Agreement Rates”). The Funds Trust Board also noted that the fee rate to be paid by the Target Date Funds under the Management Agreement will incorporate the advisory fee and Fund-level administration fee previously payable separately by each Target Date Fund under the Target Date Fund Advisory Agreement and Administration Agreement with Funds Management.

Among other information reviewed by the Funds Trust Board was a comparison of the Management Rates of each Target Date Fund, which do not include the advisory fees paid at the Master Portfolio level, with those of other funds in the expense Groups at a common asset level. The Funds Trust Board noted that the Management Rates of each Target Date Fund were lower than the average rates for its respective expense Groups for all share classes. The Funds Trust Board noted that it had recently approved a reduction in the advisory fee schedules for each of the Target Date Funds in February 2015, effective July 1, 2015.

The Master Trust Board reviewed a comparison of the Advisory Agreement Rates of each Master Portfolio with those of other funds in each Master Portfolio’s respective expense Group at a common asset level. The Master Trust Board noted that the Advisory Agreement Rates of each Master Portfolio were lower than the median rate for the Master Portfolio’s respective expense Group.

The Boards also received and considered information about the portions of the total advisory fees that were retained by Funds Management after payment of the fees to the Sub-Advisers for sub-advisory services. With respect to the Target Date Funds, the Diversified Fixed Income Portfolio and the Diversified Stock Portfolio, the Boards considered this amount in comparison to the median amount retained by advisers to funds in a sub-advised expense universe that was determined by Lipper to be similar to the respective Fund. In assessing the reasonableness of these amounts, the Boards received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Advisers, and about Funds Management’s on-going oversight services. With respect to the Short-Term Investment Portfolio, given the affiliation between Funds Management and Wells Capital Management, the Master Trust Board ascribed limited relevance to the allocation of the advisory fee between them. With respect to GIA and SSgA, the Boards considered that the Sub-Advisory Agreement Rates paid to each of these Sub-Advisers had been negotiated by Funds Management on an arm’s-length basis.

The Boards also received and considered information about the nature and extent of services offered and fee rates charged by the Sub-Advisers to other types of clients with investment strategies similar to those of the Funds. In this regard, the Boards received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Funds Trust Board determined that the compensation payable to Funds Management under the Management Agreement and the Target Date Fund Advisory Agreement was reasonable, in light of the services covered by the Management Agreement and the Target Date Fund Advisory Agreement, respectively. The Master Trust Board determined that the compensation payable to Funds Management under the Master Portfolio Advisory Agreement and to each Sub-Adviser under each Sub-Advisory Agreement was reasonable, in light of the services covered by the Master Portfolio Advisory Agreement and each Sub-Advisory Agreement, respectively.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Funds and the fund family as a whole. The Board also received and considered information concerning the profitability of Wells Capital Management from providing services to the fund family as a whole, noting that Wells Capital Management’s profitability information with respect to providing services to the Funds was subsumed in the Wells Fargo profitability analysis. The Boards did not receive or consider profitability information with respect to GIA or SSgA, as the sub-advisory fees paid to them had been negotiated by Funds Management on an arm’s-length basis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Funds to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

136	Wells Fargo Advantage Dow Jones Target Date Funds	Other information (unaudited)

Economies of scale

With respect to possible economies of scale, the Funds Trust Boards noted the existence of breakpoints in each Target Date Fund’s management and administration fee structures, and the Master Trust Board noted the existence of breakpoints in each Master Portfolio’s advisory fee structure (except the Short-Term Investment Portfolio), which operate generally to reduce the Funds’ expense ratios as the Funds grow in size. They considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Boards also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Funds and the fund family as a whole. The Boards considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Boards concluded that the Funds’ fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

Other benefits to Funds Management and the Sub-Advisers

The Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, or GIA or SSgA as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the Funds. The Boards noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Boards also reviewed information about fees earned by Funds Management and Wells Capital Management from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on their consideration of the factors and information they deemed relevant, including those described here, the Boards did not find that any ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, or GIA or SSgA or were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Funds Trust Board unanimously approved the continuation of the Target Date Fund Advisory Agreement for the period from June 1, 2015 through June 30, 2015 and approved the Management Agreement for the period from July 1, 2015 through May 31, 2016. Additionally, after its deliberations, the Master Trust Board unanimously approved the continuation of the Master Portfolio Advisory Agreement for a one-year term commencing June 1, 2015 through May 31, 2016 and the Sub-Advisory Agreements for a one-year term through May 31, 2016. The Boards also determined that the compensation payable to Funds Management and each of the Sub-Advisers was reasonable.

Other information (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	137

BOARD CONSIDERATION OF INVESTMENT ADVISORY, INVESTMENT MANAGEMENT AND
SUB-ADVISORY AGREEMENTS:

Wells Fargo Advantage Dow Jones Target 2060 Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on May 19-20, 2015 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Advantage Dow Jones Target 2060 Fund (the “Fund”): (i) an investment advisory agreement (the “Advisory Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment management agreement (the “Management Agreement”) with Funds Management; and (iii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Global Index Advisors, Inc. (the “Sub-Adviser”). The Management Agreement combines the terms of the Advisory Agreement with the terms of the Fund’s Amended and Restated Administration Agreement (the “Administration Agreement”) applicable to Fund-level administrative services. The Advisory Agreement, the Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.” The Board noted that it had initially approved the Advisory Agreement and Sub-Advisory Agreement at an in-person meeting of the Board held on February 17-19, 2015 (the “February Meeting”) and that the Fund had not yet commenced operations.

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in March 2015, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2015. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that the services to be provided to the Fund pursuant to the Management Agreement combined the advisory services that would have been provided to the Fund pursuant to the Fund’s Advisory Agreement with the Fund-level administrative services that would have been provided to the Fund pursuant to the Fund’s Administration Agreement. The Board received a representation from Funds Management that combining these services would not result in any change to the nature or level of services to be provided by Funds Management to the Fund.

138	Wells Fargo Advantage Dow Jones Target Date Funds	Other information (unaudited)

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services to be provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board acknowledged that the Fund had not yet commenced operations and thus had no performance record. The Board noted that it considered the performance of other Target Date Funds utilizing an investment style and strategy similar to that of the Fund when it initially approved the Advisory Agreement and the Sub-Advisory Agreement for the Fund at the February Meeting. The Board noted that it would have the opportunity to review performance information relating to the Fund on an on-going basis and in connection with future annual reviews of advisory agreements.

The Board also noted that it had considered at the February Meeting the anticipated expense ratios for the Fund, and received and considered information regarding the Fund’s anticipated net operating expense ratios and their various components, including actual management fees (which reflect anticipated fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 service fees. The Board also noted that it had considered these ratios in comparison to the median ratios of funds in class specific expense groups (the “Expense Groups”) that were determined by Lipper, Inc. (“Lipper”) to be similar to the Fund. The Board noted that it had received a description of the methodology used by Lipper to select the mutual funds in the Expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. The Board noted that, according to the information provided at the February Meeting, the Fund’s net operating expense ratios were lower than the median ratios of the Fund’s Expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreement and Sub-Advisory Agreement and approve the Management Agreement.

Investment advisory and sub-advisory fee rates

The Board noted that it had reviewed and considered at the February Meeting the contractual investment advisory fee rates that would be payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the Management Rates include transfer agency and sub-transfer agency costs. The Board also noted that the fee rate to be paid by the Fund under the Management Agreement will incorporate the advisory fee and Fund-level administration fee previously payable separately by the Fund under the Fund’s Advisory Agreement and Administration Agreement with Funds Management. The Board also noted that it had reviewed and considered at the February Meeting the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board at the February Meeting was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that, according to such information, the Management Rates of the Fund were lower than the median rates for the Fund’s Expense Groups.

The Board also noted that it had received and considered information at the February Meeting about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. The Board had considered this amount in comparison to the median amount retained by advisers to funds in a sub-advised expense universe that was determined by Lipper to be similar to the Fund. In assessing the reasonableness of this amount, the Board had received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. The Board also considered that the sub-advisory fees paid to the Sub-Adviser had been negotiated by Funds Management on an arm’s length basis.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Other information (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	139

Profitability

The Board acknowledged that there is no actual profitability information for a new fund, but noted that, as part of the annual contract review process, the Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the other Target Date Funds and the fund family as a whole. Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. The Board did not consider profitability with respect to the Sub-Adviser, as the sub-advisory fees paid to the Sub-Adviser had been negotiated by Funds Management on an arm’s-length basis.

Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee and administration fee structures, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management, the Sub-Adviser, and their affiliates as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about fees earned by Funds Management from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management, the Sub-Adviser, and their affiliates were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

140	Wells Fargo Advantage Dow Jones Target Date Funds	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

236810 10-15 SOFLD/SAR101 08-15

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	October 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	October 26, 2015

By:
/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	October 26, 2015